Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	Vimicro International CORP
Entity Central Index Key	0001341088
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	116,599,856
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 55,532	$ 49,227
Restricted cash	2,593	3,520
Accounts and notes receivable, net of provision for doubtful accounts of $1,822 and $2,172 as of December 31, 2011 and 2012, respectively	24,564	17,895
Amounts due from related parties, net of provision for doubtful accounts of nil and $1,749 as of December 31, 2011 and 2012, respectively	4,225	4,831
Inventories, net	11,362	18,734
Prepayments and other current assets, net of provision for doubtful accounts of $162 and $144 as of December 31, 2011 and 2012, respectively	4,809	4,057
Deferred tax assets	418	356
Total current assets	103,503	98,620
Investments in unconsolidated affiliates, at cost	2	1,520
Investment in an equity investee	4,218
Property, equipment and software, net	20,457	14,266
Land use rights	14,774	21,488
Deferred tax assets-noncurrent	169	112
Other assets	1,371	1,291
Total assets	144,494	137,297
Current liabilities:
Accounts payable	7,281	9,280
Notes payable		1,013
Amounts due to related parties	2,184	963
Taxes payable	2,318	1,209
Advances from customers	222	1,916
Accrued expenses and other current liabilities	14,750	8,333
Deferred government grant	12,476	5,910
Total current liabilities	39,231	28,624
Deferred tax liabilities	23	33
Product warranty	466	300
Long-term bank loan	4,773
Other long-term liabilities	4,772
Total liabilities	49,265	28,957
Equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 148,545,296 issued and 139,953,296 shares outstanding as of December 31, 2011 and 149,015,040 shares issued and 116,599,856 shares outstanding as of December 31, 2012	15	15
Additional paid-in capital	161,017	158,879
Treasury stock at cost, 8,592,000 shares as of December 31, 2011 and 32,415,184 shares as of December 31, 2012	(13,886)	(6,490)
Accumulated other comprehensive income	11,394	12,850
Accumulated deficit	(83,249)	(82,630)
Statutory reserve	2,782	2,782
Total shareholders' equity attributable to Vimicro International Corporation	78,073	85,406
Noncontrolling interests	17,156	22,934
Total equity	95,229	108,340
Total liabilities and equity	$ 144,494	$ 137,297

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Provision for doubtful accounts, accounts and notes receivable	$ 2,172	$ 1,822
Provision for doubtful accounts, amounts due from related parties	1,749	0
Provision for doubtful accounts, prepayments and other current assets	$ 144	$ 162
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	149,015,040	148,545,296
Ordinary shares, shares outstanding	116,599,856	139,953,296
Treasury stock (in shares)	32,415,184	8,592,000

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenue	$ 71,187	$ 58,972	$ 74,144
Third parties	70,331	54,707	71,051
Related parties	856	4,265	3,093
Cost of revenue	(45,146)	(38,459)	(49,097)
Gross profit	26,041	20,513	25,047
Operating expenses:
Research and development, net	(8,881)	(19,005)	(17,707)
Selling and marketing	(9,174)	(12,050)	(5,369)
General and administrative	(12,244)	(11,480)	(8,767)
Assets impairment	(1,448)	(6,599)
Total operating expenses	(31,747)	(49,134)	(31,843)
Loss from operations	(5,706)	(28,621)	(6,796)
Other income/(expense):
Interest income, net	234	673	1,068
Foreign exchange gain/(loss), net	(19)	1,678	634
Gain on disposal of marketable equity securities		1,517	367
Gain on disposal of equity interest	1,472
Others, net	169	492	450
Loss before income taxes and equity in loss of an equity investee	(3,850)	(24,261)	(4,277)
Income tax (expense)/benefit	(210)	861	(750)
Net loss before equity in loss of an equity investee	(4,060)	(23,400)	(5,027)
Equity in loss of an equity investee, net of tax	(87)
Net loss from continuing operations	(4,147)	(23,400)	(5,027)
Net loss from continuing operations attributable to noncontrolling interests	(5,530)	(10,136)	(4,925)
Net (loss)/profit from continuing operations attributable to Vimicro International Corporation	1,383	(13,264)	(102)
Loss from discontinued operations, net of tax	(3,109)	(16,718)	(20,080)
Loss from discontinued operations attributable to noncontrolling interests	(1,107)	(1,782)	(1,538)
Loss from discontinued operations attributable to Vimicro International Corporation	(2,002)	(14,936)	(18,542)
Net loss	(7,256)	(40,118)	(25,107)
Loss attributable to noncontrolling interests	(6,637)	(11,918)	(6,463)
Loss attributable to Vimicro International Corporation	(619)	(28,200)	(18,644)
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment, net of tax of nil	(62)	3,309	2,535
Reclassification of foreign currency translation adjustment into earnings due to disposal of VMF Shanghai, net of tax	(1,468)
Unrealized gain on marketable equity securities, net of tax		149	1,280
Reclassification of unrealized gain on marketable equity security into earnings, net of tax		(1,517)	(367)
Other comprehensive income/(loss), net of tax	(1,530)	1,941	3,448
Comprehensive loss	(8,786)	(38,177)	(21,659)
Comprehensive loss attributable to noncontrolling interests	(6,711)	(10,444)	(5,431)
Comprehensive loss attributable to Vimicro International Corporation	(2,075)	(27,733)	(16,228)
(Loss)/income per share - basic
Continuing operations (in dollars per share)	$ 0.01	$ (0.09)	$ 0
Discontinued operations (in dollars per share)	$ (0.02)	$ (0.1)	$ (0.13)
Total loss per share - basic (in dollars per share)	$ (0.01)	$ (0.19)	$ (0.13)
(Loss)/income per share - diluted
Continuing operations (in dollars per share)	$ 0.01	$ (0.09)	$ 0
Discontinued operations (in dollars per share)	$ (0.02)	$ (0.1)	$ (0.13)
Total loss per share - diluted (in dollars per share)	$ (0.01)	$ (0.19)	$ (0.13)
Weighted-average number of ordinary shares outstanding
Basic (in shares)	123,253,931	145,123,889	147,815,985
Diluted (in shares)	127,624,447	145,123,889	147,815,985
Components of share-based compensation expenses are included in the following expense captions:
Share-based compensation expense	2,074	2,421	4,063
Research and development, net
Components of share-based compensation expenses are included in the following expense captions:
Share-based compensation expense	(974)	(782)	(1,918)
Selling and marketing
Components of share-based compensation expenses are included in the following expense captions:
Share-based compensation expense	(151)	(80)	(190)
General and administrative
Components of share-based compensation expenses are included in the following expense captions:
Share-based compensation expense	$ (949)	$ (1,559)	$ (1,955)

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Income	Statutory Reserve	Total shareholders' equity attributable to Vimicro International Corporation	Non-controlling Interests
Balance at Dec. 31, 2009	$ 161,824	$ 15	$ 151,672	$ (2,664)	$ (35,786)	$ 9,967	$ 2,782	$ 125,986	$ 35,838
Balance, shares at Dec. 31, 2009		147,643,168
Increase (Decrease) in Stockholders' Equity
Net loss	(25,107)				(18,644)			(18,644)	(6,463)
Other comprehensive income (note18)	3,448					2,416		2,416	1,032
Exercise of share options/vested restricted shares (note 11)	78		78					78
Exercise of share options/vested restricted shares (note 11), shares		781,628
Share repurchase	(1,172)			(1,172)				(1,172)
Share repurchase, shares	(1,288,800)	(1,288,800)
Share-based compensation expense- non-employees	19		19					19
Share-based compensation expense - employees (note 11)	4,044		4,044					4,044
Capital contribution from noncontrolling interests	2,898		602					602	2,296
Balance at Dec. 31, 2010	146,032	15	156,415	(3,836)	(54,430)	12,383	2,782	113,329	32,703
Balance, shares at Dec. 31, 2010		147,135,996
Increase (Decrease) in Stockholders' Equity
Net loss	(40,118)				(28,200)			(28,200)	(11,918)
Other comprehensive income (note18)	1,941					467		467	1,474
Exercise of share options/vested restricted shares (note 11), shares		116,500
Issuance of ordinary shares (in shares)		4,000
Share repurchase	(2,654)			(2,654)				(2,654)
Share repurchase, shares	(7,303,200)	(7,303,200)
Share-based compensation expense- non-employees	4		4					4
Share-based compensation expense - employees (note 11)	2,417		2,417					2,417
Capital contribution from noncontrolling interests	718		43					43	675
Balance at Dec. 31, 2011	108,340	15	158,879	(6,490)	(82,630)	12,850	2,782	85,406	22,934
Balance, shares at Dec. 31, 2011		139,953,296
Increase (Decrease) in Stockholders' Equity
Net loss	(7,256)				(619)			(619)	(6,637)
Other comprehensive income (note18)	(1,530)					(1,456)		(1,456)	(74)
Exercise of share options/vested restricted shares (note 11)	64		64					64
Exercise of share options/vested restricted shares (note 11), shares		469,744
Share repurchase	(7,396)			(7,396)				(7,396)
Share repurchase, shares	(23,823,184)	(23,823,184)
Share-based compensation expense - employees (note 11)	2,074		2,074					2,074
Disposal of a subsidiary	933								933
Balance at Dec. 31, 2012	$ 95,229	$ 15	$ 161,017	$ (13,886)	$ (83,249)	$ 11,394	$ 2,782	$ 78,073	$ 17,156
Balance, shares at Dec. 31, 2012		116,599,856

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (7,256)	$ (40,118)	$ (25,107)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,108	4,490	3,689
Provision for doubtful accounts	703	1,566	436
Forgiveness of amounts due from Vimicro Qingdao	1,186
Inventory provision	1,050	(1,264)
Amortization	397	655	1,244
Deferred income tax benefits	(129)	(473)	(155)
Share-based compensation expenses	2,074	2,421	4,063
Loss/(gain) from disposal of property and equipment	32	(11)	838
Gain on disposal of equity interests	(1,472)
Assets impairment	1,448	6,599
Gain on sale of marketable equity securities		(1,517)	(367)
Equity in loss of an equity investee, net of tax	87
Loss from discontinued operations	740	205	6,481
Loss attributable to noncontrolling interests			(6,463)
Changes in assets and liabilities:
Restricted cash	1,412	1,438
Accounts and notes receivable	(7,968)	(656)	(9,603)
Amounts due from related parties	(1,142)	621	(10,465)
Inventories	3,527	(3,789)	(4,947)
Prepayments and other current assets	(2,014)	(10)	(64)
Other assets			(230)
Accounts payable	(31)	1,903	2,420
Amounts due to related parties	1,221	(3,886)	4,848
Notes payable	(662)	983	30
Taxes payable	1,020	208	122
Advances from customers	790	1,625	(358)
Accrued expenses and other current liabilities	3,191	720	1,713
Product warranty	223	158	117
Deferred government grants	6,566	1,360	706
Net cash (used in)/provided by operating activities	7,101	(26,772)	(31,052)
Cash flows from investing activities:
Maturity of short-term time deposits		12,380	31,555
Proceeds from disposal of marketable equity securities		1,585	387
Changes in restricted cash			(4,826)
Purchase of property, equipment and software	(8,518)	(11,685)	(5,524)
Land use rights payments			(9,423)
Investments in unconsolidated affiliates, at cost		(1,422)	(87)
Investment in an equity investee	(4,275)
Proceeds from disposal of property and equipment	12	24
Proceeds from disposal of assets in discontinued operations		4,426
Proceeds from disposal of equity interest of VMF shanghai	10,410
Proceeds from sale of equity interest in discontinued operations		1,734
Net cash provided by/(used in) investing activities	(2,371)	7,042	12,082
Cash flows from financing activities:
Proceeds from long-term bank loans	4,773
Changes in restricted cash	(547)
Repurchase of shares	(7,396)	(2,654)	(1,172)
Proceeds from exercise of share options	64		78
Proceeds from interest-free government loan	4,772
Capital contributions from non-controlling interests		718	2,898
Net cash provided by/(used in) by financing activities	1,666	(1,936)	1,804
Effect of exchange rate changes on cash and cash equivalents	(91)	1,402	2,147
Net (decrease)/increase in cash and cash equivalents	6,305	(20,264)	(15,019)
Cash and cash equivalents at beginning of year	49,227	69,491	84,510
Cash and cash equivalents at end of year	55,532	49,227	69,491
Supplemental disclosure of cash flow information:
Payable for purchase of property and equipment		805
Cash paid during the year for:
Interest	$ 256

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                          ORGANIZATION AND PRINCIPAL ACTIVITIES

Vimicro International Corporation (the “Company”) was incorporated under the laws of the Cayman Islands on February 24, 2004 as an exempted company with limited liability. It holds 100% of the equity interest of Vimicro Corporation (“Vimicro China”) which was established on October 14, 1999 in the People’s Republic of China (the “PRC”) as a limited liability company with an approved operating period through May 2034. The Company also holds 100% of the equity interest of Vimicro VMF Shenzhen Corporation (“VMF Shenzhen”), which was incorporated in British Virgin Islands in January 12, 2012. VMF Shenzhen holds 100% of the equity of Vimicro Technology Corporation (“Vimicro Shenzhen”), Vimicro Shenzhen was incorporated in Shenzhen, PRC, in November 2006 to facilitate domestic sales and perform research and development with an approved operating period of twenty years.

As of December 31, 2012, Vimicro China has four directly wholly owned subsidiaries, Viewtel Corporation (“Viewtel”), Vimicro Electronics International Limited (“Vimicro Hong Kong”), Vimicro Electronic Technology Corporation (“Vimicro Beijing”), Vimicro Fuzhou Corporation (“Vimicro Fuzhou”), a majority owned consolidated subsidiary, Vimicro Electronics Corporation (“Vimicro Tianjin”) and a variable interest entity (“VIE”) of Vimicro Sky-Vision Technology Corporation (“Vimicro Sky-Vision”).

Viewtel was incorporated in California, United States of America in June 1999 to perform in-house research and development. Vimicro Hong Kong was established in Hong Kong in May 2002 to facilitate international sales. Vimicro Beijing was incorporated in Beijing, PRC in April 2007, with a subsidiary of Jiangsu Vimicro Electronics Limited (“Vimicro Jiangsu”) established in Nanjing, PRC in December 2007. Vimicro Fuzhou was incorporated through Vimicro China on July 5, 2012, which is a limited liability company with an unlimited operating period. Vimicro Fuzhou will focus on the design, manufacture and sales of security and surveillance products, as well as the execution and maintenance of local security and surveillance projects.

On December 29, 2008, Vimicro China formed Vimicro Tianjin with the State-owned Asset Management Corporation of Tianjin Economic-Technological Development Area (“Tianjin SAMC”), and Beijing Zhongxing Tianshi Investment Center, or Vimicro Management Foundation (“VMF”) which is a venture capital fund managed by certain members of the Company’s management. Vimicro China and Tianjin SAMC each contributed capital of RMB250 million (equivalent to $36,600) in cash to Vimicro Tianjin as initial registered capital and each holds 49.99% ownership interest in Vimicro Tianjin. VMF holds a nominal ownership interest. Pursuant to the related agreements, Vimicro China obtained the voting rights and economic interests associated with VMF’s current share ownership in Vimicro Tianjin, which provides Vimicro China control over Vimicro Tianjin. Accordingly, the Company consolidated Vimicro Tianjin. Vimicro Tianjin focuses on the design, manufacture and sale of digital video surveillance products.

Pursuant to the agreement among Vimicro Tianjin’s shareholders, VMF has the option to purchase all of Tianjin SAMC’s ownership interest in Vimicro Tianjin for RMB250 million plus bank rate interest. The option can be exercised at any time after one year of the establishment of Vimicro Tianjin. The Board of Directors of the Company approved this agreement on June 30, 2009.

The Board of Directors also approved the agreement between Vimicro China and VMF on June 30, 2009, pursuant to which Vimicro China has an exclusive right to acquire the beneficial ownership up to the 250,000,000 shares held by VMF for the same consideration paid by VMF. If Vimicro China acquires the beneficial ownership, Vimicro China shall be entitled to the voting rights and the economic interests of the shares with VMF continuing to hold the title of these shares. Vimicro China through the beneficiary ownership, receives all of economic benefits from the option. Should Vimicro China exercise the beneficiary ownership right, it has been agreed that 15% of Vimicro Tianjin’s ownership interest will be reserved for an equity award scheme whereby the Company may make grants of equity awards at its discretion.

On September 16, 2009, Vimicro Tianjin acquired the video surveillance system (“ViSS”) business from Alcatel-Lucent Shanghai Bell Co., Ltd. (“ASB”). The ViSS provides a leading security and surveillance solution over telecommunication networks.

On July 27, 2009, Vimicro China formed Shanghai Visiondigi Technology Co. Ltd. (“Visiondigi”) in Shanghai with three individuals. Vimicro China and the three individuals (“Individual Shareholders of Visiondigi”) contributed cash and intangible assets for 61.5% and 38.5% equity interest in Visiondigi, respectively. Visiondigi specializes in network video surveillance products and solutions. In January 2010, Ningbo Sunny Opotech Corporation Limited (“Ningbo Sunny”) invested RMB20 million ($2,900) in Visiondigi. Vimicro China increased its shareholding for a consideration of RMB9.85 million ($1,400). In April 2011, as per previous agreement between shareholders, the shareholding percentage of the Individual Shareholders of Visiondigi as a group was reduced by 7%, which was proportionately transferred 7% equity interests to Vimicro China and Ningbo Sunny according to their cash amounts invested in March 2010. In March 2010, Vimicro China, Ningbo Sunny and the individual shareholders of Visiondigi increased their cash contribution with a total amount of RMB10 million ($1,500) in proportion to each shareholding percentage, of which Vimicro China contributed RMB5.3 million ($800). In July 2012, Ningbo Sunny increased its shareholding from 30.85% to 34.79% for a consideration of RMB3.09 million ($490), the three individuals increased their shareholding from 15.89% to 17.91% for a consideration of RMB1.59 million ($250), Vimicro China did not increase its shareholding. As per agreement between the shareholders, Vimicro China sold its 35.26% shareholding to an individual third party. As a result, Vimicro China, Ningbo Sunny, the three individuals as a group and an individual third party held 18%, 30.85% and 15.89% and 35.26% of the equity interests in Visiondigi, as of December 31, 2012, respectively. Concurrently Vimicro China holds shareholding of 3.94% on behalf of Ningbo Sunny and 2.03% on behalf of the three individuals.

PRC laws and regulations prohibit or restrict foreign ownership of value-added telecommunications services. To comply with these foreign ownership restrictions, the Company operates its value-added telecommunications services in the PRC through its VIE, the PRC legal entity that was established by the CEO and President of the Company or individuals authorized by the Company. The paid-in capital of the VIE was funded by the Company through a loan extended to the authorized individuals. The Company has entered into certain exclusive agreements with the VIE through Vimicro China which obligates Vimicro China to absorb a majority of the risk of loss from the VIE activities and entitles Vimicro China to receive a majority of residual returns. In addition, the Company has entered into certain agreements with the authorized individuals through Vimicro China, including loan agreements for the paid-in capital of the VIE, option agreements to acquire the equity interests in the VIE when permitted by the PRC laws, and share pledge agreements for the equity interests in the VIE held by the authorized individuals.

Based on these contractual arrangements, the Company consolidates the VIE in accordance with SEC Regulation S-X 3A-02, Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”), because the Company holds all the variable interests of the VIE through Vimicro China, which is the primary beneficiary of the VIE. Despite the lack of majority ownership, there exists a parent—subsidiary relationship between the Company and VIE through the aforementioned agreements, whereby the equity holders of VIE effectively assigned all of their voting rights underlying their equity interest in the VIE to Vimicro China. In addition, through the other aforementioned agreements, the Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of VIE. As of December 31, 2012, the carrying amounts of the total current assets and shareholder’s equity of the VIE were $1,475 and $1,469, respectively. The VIE has no substantive operation since incorporation and the Company has not provided financial or other support during the periods presented to the VIE that it was not previously contractually required to provide.

In January 2012, the Company incorporated Vimicro Corporation (“Vimicro Guiyang”) through Vimicro Tianjin. Vimicro Guiyang is a limited liability company with an unlimited operating period. Vimicro Guiyang will focus on the design, manufacture and sales of security and surveillance products, as well as the execution and maintenance of local security and surveillance projects.

In December 2010, the Company’s Board of Directors approved the Company to dispose of 95% of the equity interest in Vimicro Wuxi Corporation (“Vimicro Wuxi”), which was formed by Vimicro China, to Beijing Zhongxing Tianshi Consulting Company (“VMF Consulting Company”), a related party. As of December 31, 2011, the Company owned 5% of Vimicro Wuxi. The purpose of the disposal is to focus the Company’s resources on the surveillance and security business by divesting certain non-core business lines. Vimicro Wuxi, the disposed entity, contained the analog integrated circuit, MP4, advanced multimedia and blue tooth businesses (the “Non-core IC Businesses”). Accordingly, the results of operations of Vimicro Wuxi have been shown as “Discontinued Operations” in the consolidated statements of comprehensive loss for the year ended December 31, 2010. Vimicro China transferred its 4.9% equity interest in Vimicro Wuxi with a cash consideration of RMB2.7 million ($427), according to a valuation performed by a third party appraiser, to VMF Consulting Company in December 2012.

In December 2011, the Company disposed off the mobile phone multimedia processor business (“mobile business”) to a newly established entity, Vimicro Qingdao corporation (“Vimicro Qingdao”), a related party, which was 18% directly owned by Vimicro China, 19% owned by Vimicro Wuxi, 14% owned by VMF Consulting Company and 49% owned by two former key employees of mobile business. Following the disposal, the mobile business is regarded as an investment accounted for at cost method by the Company and is no longer consolidated. The disposal transaction was completed in December 2011. Accordingly, the results of operations of mobile business have been shown as “Discontinued Operations” in the consolidated statements of comprehensive loss for the years ended December 31, 2010 and 2011.

In July 2012, the Company disposed off 35.26% of its equity interest in Visiondigi to an individual third party for RMB310,686($49). Following the disposal, the Company owns 18% of Visiondigi, which includes holding a shareholding of 3.94% on behalf of Ningbo Sunny and 2.03% on behalf of the three individuals. The disposal transaction was completed in July 2012. The Company lost control of Visiondigi as a result of the disposal and also does not expect significant continuing involvement in the operations of Visiondigi. After the disposal, Visiondigi is regarded as a cost method equity investment by the Company and is no longer consolidated. Accordingly, the results of operations of Visiondigi has been shown as “Discontinued Operations” in the consolidated statements of comprehensive loss for the years ended December 31, 2010, 2011 and 2012.

In 2012, in the effort to divest related land use rights, the Company entered into definitive agreements to transfer all of its equity interest in Vimicro High-Tech Corporation (“Vimicro Shanghai”) to Vimicro VMF Shanghai Corporation (“VMF Shanghai”), a directly wholly-owned subsidiary established in January 2012. The transaction was accounted for as a legal re-organization of entities under common control. In November 2012, the Company completed the disposal of the equity interest in VMF Shanghai to Vimicro Xingguang Corporation, which was partially owned by the senior executives of the Group until September 25, 2012, for a cash consideration of $10,410 based upon a third party valuation report. A gain of $1,133 was recognized in 2012 accordingly. Vimicro Shanghai held land use right to a parcel of undeveloped land that was originally planned to use for the non-core IC businesses. The Group determined that the sales of VMF Shanghai did not meet the criteria for presentation as a discontinued operation as VMF Shanghai did not meet the definition of a component of an entity.

There have been no significant operations in VMF Shenzhen, Vimicro Shenzhen, Vimicro Beijing and Vimicro Jiangsu since their incorporation.

The Company and its controlled entities, including subsidiaries and variable interest entity are hereinafter collectively referred to as the “Group”.

The Group designs, develops and markets semiconductor products with multimedia applications, including personal computer (“PC”) camera multimedia processors and security processors. The Group also provides video surveillance and security products solutions and services. In addition, it is also involved in the packaging, testing and reselling of third party image sensors according to the Company’s specifications. Product manufacturing, certain product packaging and testing are outsourced to third party vendors.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                          SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with United States generally accepted accounting principles (“US GAAP”).

The comparative consolidated statements of operations for the years ended December 31, 2010 and 2011 have been represented to reflect the operations discontinued during the year ended December 31, 2012, as if they had been discontinued from the start of the earliest period presented.

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company and its controlled operating entities including the subsidiaries and the variable interest entity.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to govern the financial and operating policies; to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors.

A variable interest entity is the entity in which the Company, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. Vimicro China is the primary beneficiary of the entity.

All significant inter-company transactions and balances, and any unrealized gains arising from inter-company transactions, are eliminated in consolidation.

Investment in unconsolidated affiliate, at cost

Investments in entities which the Group holds less than 20% of the investee’s voting stock and does not exert significant influence is accounted for using the cost method of accounting. Cost accounting measures the original cost on the fair market value of the consideration at the acquisition date and adjusts or other-than-temporary declines in fair value. Cash dividends from the investee are reported as income. The Group held 5% and 0.1% equity interest in Vimicro Wuxi with a carrying amount of $92 and $2 as of December 31, 2011 and 2012, respectively. The Group disposed off 4.9% equity interest in Vimicro Wuxi during the year ended December 31, 2012. The Group beneficially held 19.44% and 18.03% equity interest in Vimicro Qingdao amounting to $1,428 and nil as of December 31, 2011 and 2012, respectively. The investment in Qingdao was fully impaired in the year ended December 31, 2012 (see note 2 - fair value measurements). The Group disposed off its controlling interesting in Visiondigi during the year ended December 31, 2012 with a residual interest of 12.03% and the investment was fully impaired as of December 31, 2012 (see note 2 - fair value measurements).

Investment in an equity investee

Investments in entities over which the Group holds between 20% and 50% of the equity interest, or over which the Group has significant influence but does not control are accounted for using the equity method of accounting. Equity accounting involves recognizing in the consolidated statement of operations the Group’s share of the profit or loss for the year of the investment. In September 2012, Vimicro China made investment in and established Zhongtianxin Science and Technology Co., Ltd. (“Zhongtianxin”) with Shanxi Guoxin Investment (Group) Corporation. The Group directly holds 49% of equity interest in Zhongtianxin and an additional 2% of equity interest is held by VMF Consulting Company on behalf of Vimicro China as a nominee shareholder. The noncontrolling shareholder has substantive participating rights including the approval of the annual budgets, operation and investment plan, appointment, dismissal and remuneration of the board of directors and the general manager according to the Articles of Association of Zhongtianxin. The Company does not have control over Zhongtianxin. Therefore the Company adopts the equity method for the investment. The Company made the investment of $4,305 and recognized its share of loss of $87 for the year ended December 31, 2012.

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include useful lives of property, equipment and software and other long-lived assets, realization of deferred tax assets and uncertain tax positions, provision for doubtful accounts, write-down of inventories, share-based compensation expenses, estimated selling price for multiple element deliverables, goodwill and intangible assets, assumptions used in the valuation of the Non-core business and mobile business.

From January 1, 2010, the Group revised estimated residual values for equipment and office furniture, motor vehicles and software from 10% to nil based on management’s assessment. Changes in estimates are accounted for on a prospective basis, by amortizing related assets’ current carrying values over their estimated useful lives without residual value. The effect of this change increased loss from continuing operations and net loss by $473 in 2010 or $0.00 per basic and diluted ordinary shares for 2010 when compared to the results using original estimated residual values.

Concentration of risk

Business and economic risks

The Group’s operating results are significantly dependent on its ability to develop and market products. The Group faces rapid technology advancement which requires the Group to continually improve the performance, features and reliability of its products. Inability of the Group to successfully develop and market its products as a result of competition or other factors would have a material adverse effect on the Group’s business, financial condition and results of operations.

The Group operates in two segments: PC multimedia processor business and security and surveillance business from 2009. Revenues from the PC multimedia processor business and security and surveillance business accounted for 93% and 7%, 80% and 20%, 75% and 25% of total revenue in 2010, 2011 and 2012, respectively.

The Group depends on a few key customers for the majority of its sales, and the loss of or a significant reduction in orders from any of these customers would have a material adverse impact on its operating results. For the years ended December 31, 2010, 2011 and 2012 the top ten customers accounted for 89%, 89% and 91% of total product revenue, respectively. The Group cannot assure that these customers will continue to purchase products from the Group.

The following table summarizes the customers who accounted for more than 10% of the total revenue of the Group for the years ended December 31, 2010, 2011 and 2012.

	Years ended December 31
	2010	2011	2012
Customer B	13%	11%	7%
Customer I	17%	4%	0%
Customer P	18%	56%	63%
Customer S	5%	13%	11%
Customer R	17%	2%	0%

The Group relies on a few foundries for wafers and several companies for assembly and testing services for the existing products. The ability of each foundry to provide wafers is limited by the foundry’s available capacity. Moreover, the price of wafers may fluctuate based on the available industry capacity. The Group does not have long-term supply contracts with any of these foundries or assembly and testing houses. Therefore, the Group cannot be certain that these foundries and assembly and testing houses will allocate sufficient capacity to satisfy its requirements. If the Group is not able to obtain the necessary foundry capacity and assembly and testing capacity to produce the required volume for its customers in a timely manner, both its relationships with the customers and operating results would be adversely affected.

Concentration of credit risk

Financial instruments that are potentially subject to credit risk consist of cash and cash equivalents, temporarily restricted cash and accounts receivable. Deposits held with financial institutions were not protected by statutory or commercial insurance. In the event of bankruptcy of one of these financial institutions, the Company may be unlikely to claim its deposits back in full. The Company continues to monitor the financial strength of the financial institutions. The Company had $58,125 in cash and cash equivalents and temporarily restricted cash as of December 31, 2012.

As of December 31, 2012, accounts receivables are typically unsecured and are derived from revenue earned from customers. The risk is mitigated by credit evaluations the Group performs on its ongoing credit evaluations of its customers’ financial conditions and ongoing monitoring process of outstanding balances.

The following table summarizes the customers who accounted for more than 10% of the total accounts receivables as of December 31, 2011 and 2012:

	As of December 31
	2011	2012
Customer P	20%	25%
Customer S	53%	49%

Currency convertibility risks

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange risks

The value of the RMB against the U.S. dollar and other currencies may fluctuate and is affected by, among other things, changes in China’s political and economic conditions and China’s foreign exchange policies. Under the current policy, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies.

This change in policy has resulted in an appreciation of the RMB against the U.S. dollar in recent years.

A portion of the Group’s revenue and most of operating expenses are denominated in RMB, while the majority of revenue, cost of revenue and non-operating expenses are denominated in U.S. dollars and Hong Kong dollars, which are pegged to the U.S. dollar. The Group uses the U.S. dollar as the reporting currency for its financial statements. Fluctuations in exchange rates, primarily those involving the U.S. dollar, may affect the Group’s costs and operating margins as well as its net loss and comprehensive loss reported in U.S. dollars.

Fair value of financial measurements

ASC 820, Fair value measurement and Disclosure (“ASC820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The standard outlines a valuation framework and creates a fair value hierarchy. Although the adoption of ASC 820 did not impact the Group’s financial position, results of operations, or cash flow, ASC 820 requires additional disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group’s financial instruments include cash and cash equivalents, restricted cash, accounts and note receivable, accounts payable and accrued liabilities, customer advances and long-term debt. The carrying amounts of the Group’s cash and cash equivalents, and restricted cash approximate their fair value due to the short maturity of those instruments. The carrying amounts of the Group’s receivables and payables approximated their fair values as of the balance sheet dates due to their short maturities and the interest rates available.

The following table summarizes the nonrecurring fair value measurements for each class of assets as of and for the years ended December 31, 2011 and 2012.

	Fair Value Measurement at December 31, 2011
		Quoted Prices in Active	Significance	Significant
	December 31,	Markets for Identical	Other Observable	Unobservable Inputs (Level	Total
	2011	Assets (Level 1)	Inputs (Level 2)	3)	losses
Nonrecurring fair value measurements
Property, equipment and software	14,266	—	—	14,266	(1,743)
Intangible assets	—	—	—	—	(2,674)
Goodwill	—	—	—	—	(2,182)

	Fair Value Measurement at December 31, 2012
		Quoted Prices in
		Active	Significance	Significant
	December	Markets for	Other	Unobservable
	31,	Identical	Observable	Inputs (Level	Total
	2012	Assets (Level 1)	Inputs (Level 2)	3)	losses
Nonrecurring fair value measurements
Investment in unconsolidated affiliates, at cost (Vimicro Qingdao and Visiondigi)	—	—	—	—	(1,448)

In December 2011, the Group disposed off the mobile business to a newly established entity, Vimicro Qingdao, a related party, which was 18% directly owned by Vimicro China, 19% owned by Vimicro Wuxi, 14% owned by VMF Consulting Company and 49% owned by two former key employees of mobile phone multimedia processor business (“mobile business”). Following the disposal, the mobile business was regarded as a cost method equity investment by the Group and will no longer be consolidated. In December 2012, the Group reassessed the fair value of its investment in Vimicro Qingdao (level 3 within the fair value hierarchy) based on the fair value of Vimicro Qingdao calculated using the income approach, which is based on discounted cash flow in five years, and as a result, recorded a full impairment of $1,432 in Assets Impairment, due to other-than-temporary decline in the fair value of Vimicro Qingdao.

In July 2012, the Company disposed off 35.26% of the equity interest in Visiondigi to an individual third party at a consideration of $49 in the effort to divest a loss-making non-core business. Following the disposal, the Company owns 18% of Visiondigi at cost of $16, which includes holding a shareholding of 3.94% on behalf of Ningbo Sunny and 2.03% on behalf of the three individuals. The Group recorded a full impairment of $16 due to the poor operation of Visioindigi based on the income approach.

Cashand cash equivalents

Cash and cash equivalents represent cash on hand and deposits placed with banks or other financial institutions, which are payable on demand.

Restricted cash

Restricted cash balances comprise cash in bank balances, which are restricted as to withdrawal or usage under the terms of certain contracts or under bank regulations.

Marketable equity securities

Marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses, net of tax are recorded in accumulated other comprehensive income, a separate component of shareholders’ equity. Realized gains and losses and declines in value judged to be other-than-temporary, if any, on available-for-sale securities are recorded as gain/(loss) on disposal of available-for-sale securities and impairment of available-for-sale securities respectively under other income/(expense) in the consolidated statements of comprehensive loss. The basis on which the cost of a security sold or the amount reclassified out of accumulated other comprehensive income into earnings is determined by the first in, first out method.

Accounts receivable and provision for doubtful accounts

Accounts receivable are stated at the amount the Group expects to collect. Provisions are made against accounts receivable to the extent that collection is considered to be doubtful. Accounts receivable in the consolidated balance sheets are stated net of such provision, if any.

Inventories

Inventories are stated at the lower of cost or market. The cost is computed on a weighted-average basis. Cost of work in progress and finished goods are comprised of direct materials, direct labor and related manufacturing overhead based on normal operating capacity. Adjustments are made to write down excess or obsolete inventories to their estimated realizable values.

Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation and impairment loss.

Property, equipment and software are depreciated at rates sufficient to write off their costs less impairment loss, if any, over their estimated useful lives on a straight line basis. The Company does not take into consideration of the estimated residual values from January 1, 2010. The estimated useful lives are as follows:

Estimated useful lives

Equipment and office furniture	5 years
Mask and tooling	2 years
Motor vehicles	5 years
Purchased software	3 to 5 years
Leasehold improvements	Shorter of the lease term or the estimated useful lives

Expenditures for maintenance and repairs are expensed as incurred.

The gain or loss on the disposal of property, equipment and software is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive loss.

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress.

Capitalized interests

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Interest expense incurred for qualifying assets are capitalized in accordance with ASC 835-20, Capitalization of Interest.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. Goodwill amount is not amortized but tested for impairment at the reporting unit level on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company determined that it has two reporting units: multimedia processors and surveillance and security products. Goodwill arose from the acquisition of the ViSS business and is allocated to the surveillance and security products segment.

In 2009, Vimicro Tianjin completed the acquisition of the ViSS business that resulted in goodwill of $2,019. The changes of goodwill are as below:

	As of December 31
	2011	2012
Balance as of January 1	2,082	—
Impairment losses	(2,182)	—
Foreign currency translation adjustment	100	—
Balance as of December 31	—	—

The Group assessed the fair value under the surveillance and security products reporting unit as of December 31, 2011 using the income-based valuation methodology. Under the income approach, forecasted cash flows of a business unit are discounted to a present value using a discount rate commensurate with the risks of those cash flows. Based on the results of the valuation, the assessed fair value was below the carrying value of the surveillance and security products reporting unit as of year end. The Group then performed a hypothetical purchase allocation using the fair value of the reporting unit and determined that the goodwill was fully impaired. As a result, the Group recognized a goodwill impairment charge of $2,182 for the year ended December 31, 2011 under the caption of “Assets impairment” in the consolidated statements of comprehensive loss.

Intangible assets

Intangible assets with finite useful lives are amortized over their estimated useful lives using the straight-line method and carried at cost less accumulated amortization with no residual value. The estimated useful lives of intangible assets are reviewed at least annually. Intangible assets have useful lives from the date of acquisition as follows:

Core technology	15.3 years
Trade name	1.3 years
Purchased software	5 years

In 2009, the Group acquired intangible assets with a fair value of $3,065 and $1,098 in connection with the acquisition of the ViSS business and Visiondigi, respectively. The changes of intangible assets are as below:

	As of December 31, 2011
	Cost	Accumulated amortization	Impairment	Net
Core technology	2,437	(403)	(2,034)	—
Trade name	884	(884)	—	—
Software	1,190	(550)	(640)	—
	4,511	(1,837)	(2,674)	—

	As of December 31, 2012
	Cost	Accumulated amortization	Impairment	Net
Core technology	2,443	(371)	(2,072)	—
Trade name	886	(886)	—	—
	3,329	(1,257)	(2,072)	—

The core technology and software were primarily used in the mobile business. Following the disposal of the mobile business in December 2011, the Company performed an impairment analysis and concluded that there would not be significant cash flows to be generated by these intangibles. Accordingly, the Company recorded an impairment charge of $2,674 for the year ended December 31, 2011 under the caption of “Assets impairment” in the consolidated statements of comprehensive loss.

During the years ended December 31, 2010, 2011 and 2012, the amortization expenses of intangible assets were $765, $155 and nil, respectively.

Long-lived assets to be disposed off and discontinued operations

The Group accounts for a long-lived asset or disposal group to be sold in accordance with ASC 360-10, where such long-lived asset or disposal group is classified as held for sale in the period in which all six criteria are met: (1) a plan to sell the asset has been committed to by management; (2) the asset can be sold in its current condition; (3) an active plan has been initiated to find a buyer; (4) it is probable that the asset will be sold and the sale will be completed within one year and will qualify as a completed sale; (5) the sales price is reasonable relative to the asset’s current fair value and the entity is actively marketing the asset; and (6) it is unlikely that the plan to sell the asset will be withdrawn or changed significantly.

A long-lived asset or disposal group classified as held for sale is measured at the lower of its carrying amount or fair value less cost to sell, and it is presented separately on the balance sheet. Long-lived assets reclassified as held for sale are not depreciated or amortized. The fair value less cost to sell of the long-lived asset or disposal group is evaluated at each end of reporting period. As of December 31, 2012, there was no long-lived asset or disposal group classified as held for sale.

Long-lived assets to be disposed off and discontinued operations (cont’d)

The Group follows ASC 205-20 in its accounting for a component of the Company that has been disposed of or is classified as held for sale and has operations and cash flows that can be clearly distinguished from the rest of the Company. Such component is reported as discontinued operations when the operations and cash flow of the components have been or will be eliminated from the Group as a result of disposal and the Group will not have any significant involvement in the operation of the component after the disposal. In the period in which a component has been disposed off or classified as held for sale, the results of operations, including any gain or loss after tax recognized in accordance with ASC 360-10, less applicable income taxes, for the periods presented are reclassified into line items of income separately from net income (loss) from continuing operations before extraordinary items (if applicable), in the consolidated statements of comprehensive loss.

Product warranty

The Group provides warranty on its product sales for a period generally ranging from one to three years from the time of final acceptance or goods delivery. The Company provides for the expected cost of product warranties at the time that revenue is recognized based on an assessment of past warranty experience and when specific circumstances dictate.

Impairment of long-lived assets

Impairment of property, plant and equipment and intangibles

The Group evaluates its long-lived assets or asset group including acquired intangibles with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group valuates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows.

Impairment of goodwill

In accordance with ASC 350, Intangibles, Goodwill and Other, goodwill is not amortized, but rather is tested for impairment at least annually or more frequently if there are indicators of impairment present. The goodwill testing utilizes a two-step impairment analysis, whereby the Group compares the carrying value of each identified reporting unit to its fair value. If the carrying value of the reporting unit is greater than its fair value, the second step is performed, where the implied fair value of goodwill is compared to its carrying value. The Group recognizes an impairment charge for the amount by which the carrying amount of goodwill exceeds its implied fair value. Goodwill was fully impaired as of December 31, 2011 and 2012.

Impairment of investment

The Group reviews its investments for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investment. In making this determination, the Company reviews several factors to determine whether the losses are other-than-temporary, including but not limited to: (i) the length of time the investment was in an unrealized loss position, (ii) the extent to which fair value was less than cost, (iii) the financial condition and near term prospects of the issuer, and (iv) the Company’s intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in fair value. The determination of fair value of the investment involves considering factors such as current economic and market conditions, the operating performance of the companies including current earnings trends and forecasted cash flows, and other company and industry specific information.

Revenue recognition

The Group recognizes revenue from the sales of products and rendering of services when the earnings process has been completed, as evidenced by agreement with the customer, delivery of products and transfer of title has occurred, the fees are fixed or determinable and collectability is reasonably assured, as prescribed by ASC 605, Revenue recognition (“ASC 605”).

Multimedia processors

Multimedia processor revenue derives from PC and embedded notebook camera multimedia processors, image sensors, and other products. Multimedia processors revenues are generally recorded net of business taxes and related surcharges provided all revenue recognition criteria have been met.

The Company uses distributors for sales of multimedia processors. The Company enters into generally short term arrangements with its distributors, which on rare occasions may include certain obligations of the Company such as acceptance or price protection clauses. When the Company provides an acceptance provision to a distributor, revenue is not recognized until acceptance has been received. The distributors make full payment prior to shipping or enjoy credit terms varied from 30 days to 90 days. The Company does not have a history of providing refunds, discounts or other price concessions in connection with price protection clauses that the Company may provide to a distributor. The Company believes that such provisions are within the control of the Company and expects any benefits provided to the distributor to be insignificant. As such, the Company believes that it is able to reasonably estimate price concessions as remote, such that the price is fixed and determinable and revenue is recognized upon delivery of the product sold. The Company does not have any other post shipment obligations.

The cost of multimedia processor revenue primarily consists of costs associated with the fabrication of wafers, assembly, testing and shipping of multimedia processors, amortization of costs associated with production masks and tooling and costs of third-party image sensors that the Group sells to its customers.

Surveillance and security products

The surveillance and security products are generally comprised of hardware with essential software and separate installation. The hardware and software components generally include a digital video recorder, camera, server, personal computers and the proprietary software of ViSS with other third party software that supports the operating system. The Company’s software products are bundled together with hardware products so that the software components and non-software components function together to deliver the products’ essential functionality. The Company markets and sells an integrated platform for a unified surveillance, storage and management solution. If the hardware does not contain the software, the surveillance and security solution cannot be separately marketed and sold to customers. In addition, the Company also provides installation services, which includes software testing and equipment set up for the monitoring room.

The hardware, software and installation in surveillance and security products arrangements are considered multiple accounting units in accordance with ASC 605. The total arrangement consideration is allocated to the individual deliverables on the basis of their relative selling price.

Relative selling price method is based on the selling price of vendor-specific objective evidence (“VSOE”) if available, third-party evidence (“TPE”) if VSOE is not available, or management’s estimated selling price (“ESP”) if neither VSOE nor TPE is available for the delivered items. The Company uses the estimated selling price for each deliverable as neither VSOE nor TPE is available from the Company’s relatively short history engaged in the surveillance and security business. The objective of ESP is to determine the price at which the Company would transact a sale if the deliverable were sold on a stand-alone basis.

The Company determines ESP for a deliverable based on the cost plus an estimated profit margin while considering multiple factors including, but not limited to, market conditions, competitive landscape, cost, gross margin objectives and pricing practices. For the hardware and the third-party software component, the Company purchases these items from third party suppliers. In reference to available market information on the price of hardware and third party software and with the Company’s consideration of margins in negotiating the pricing, the Company establishes ESP for hardware and the third-party software component. Similarly, with respect to the Company’s ViSS proprietary software, the Company makes reference to historical selling prices under ASB, however, noting differences between the historical ViSS business within ASB and the ViSS business within the Company. In connection with the installation service component, ESP is based on internal costs structure and margin with respect to labor costs and market information.

The Group recognizes revenue from delivered hardware and software components after obtaining the shipping acceptance from customers and recognizes revenue from installation service after obtaining the acceptance from customers.

The cost of surveillance and security product revenue includes the cost of hardware and software, installation and other services and warranty cost.

Warranty obligation is provided based on the estimated future warranty payment when the underlying revenue is recognized.

Payments received from customers in advance of shipment are initially recorded as advances from customers and recorded as revenue after all the revenue recognition criteria have been met.

Research and development costs

Research and development costs are charged to expense as incurred.

Government grants

Government grants received from PRC government agencies are recognized as deferred government grants and offset against the corresponding expenses as and when they are incurred for the specific research and development projects or general operation purpose for which these grants are received.

Advertising costs

Advertising costs are charged to expense as incurred. Advertising costs were $116, $620 and $301 for the years ended December 31, 2010, 2011 and 2012, respectively.

Income taxes

Current income taxes are provided on the basis of income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are provided for using the liability method. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities and their respective tax bases, and for the expected future tax benefits from net operating loss carry-forwards, if any. Deferred tax assets and liabilities are measured using the enacted tax rates expected in the years of recovery or reversal and the effect from a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of enactment. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

The Company adopted the provisions of ASC740 Income Taxes (“ASC740”) to clarify the accounting for uncertainty in income taxes. In accordance with the provisions of ASC 740, the Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of comprehensive loss.

Foreign currency transactions and translation

The functional currencies of the Company and its subsidiaries are their respective local currencies. The reporting currency of the Group is the United States Dollar (“USD”). Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured into the functional currency using exchange rates in effect at the balance sheet dates. These exchange differences are included in the consolidated statements of comprehensive loss.

Those entities that use a different functional currency other than USD are translated into USD using the applicable exchange rates at balance sheet dates for assets and liabilities and average exchange rates are used for the statements of operations. Translation adjustments resulting from translation of these consolidated financial statements are reflected as foreign currency translation adjustment in accumulated other comprehensive income in the shareholders’ equity.

Share-based compensation

The Company applies ASC 718 Compensation-Stock Compensation (“ASC 718”). Pursuant to ASC 718, the Company recognized share-based compensation over the requisite service period and performance condition for any share option and restricted share grants based on the fair values of share option and restricted share on the dates of grant. For the options that were repriced during the year ended December 31, 2012, in accordance with ASC 718, the Company recognized additional compensation cost for the excess of fair value of the modified share options issued over the fair value of the original share options at the date of the modification for all the original share options vested as of the modification date. The compensation cost due to the incremental fair value of the modified awards and the remaining balance of the unrecognized compensation cost for the unvested share options are recognized over the remaining requisite service periods of the modified awards. The Company does not receive any tax benefits or deductions from awards exercised.

The Company has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with graded vesting based on service conditions only provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

The Company accounts for share-based awards issued to non-employees in accordance with the provisions of ASC 718 and ASC 505-50 Equity-Based Payments to Non-Employees (“ASC 505-50”). The measurement date is the performance completion date due to a lack of performance commitment. Under ASC 505-50, the Company uses the Black-Scholes option pricing model method to measure the value of options granted to non-employees at each reporting date to determine the appropriate charge to share-based compensation.

Employee social security and welfare benefit plans

All Chinese employees of the Company’s PRC subsidiaries participate in employee social security plans, including pension, medical, housing and other welfare benefits, organized and administered by relevant government authorities. The premiums and welfare benefit contributions that are borne by these entities are calculated based on percentages of the total salary of employees, subject to certain ceilings and are paid to the respective labor and social welfare authorities. The PRC government is responsible for the welfare benefit for the retired employees. The Group has no obligation for post retirement or other welfare benefits beyond the annual contributions.

The welfare benefits expenses were $3,145, $4,910 and $3,700 for the years ended December 31, 2010, 2011 and 2012, respectively.

Profit appropriation

The PRC subsidiaries and VIE of the Group are required to make appropriations to statutory reserve funds based on after-tax net income, after recouping prior years’ losses, determined in accordance with PRC GAAP.

Vimicro China is a wholly foreign-owned enterprise established in the PRC. In accordance with the “Law of the People’s Republic of China on Enterprises Operated Exclusively with Foreign Capital”, Vimicro China should set aside at least 10% of its net profit, after recouping prior years’ losses, determined under PRC GAAP to a statutory reserve fund before distributions to investors.

The appropriation of the net profit to the statutory reserve fund must be made annually until the accumulated reserve fund exceeds 50% of Vimicro China’s registered capital.

In accordance with the China Company Laws, the Company’s VIE should set aside at least 10% of its net profit, after recouping prior years’ losses, determined under PRC GAAP to a statutory reserve fund before distributions to investors. The appropriation of the net profit to the statutory reserve fund must be made annually until the accumulated reserve fund exceeds 50% of VIE’s registered capital.The PRC subsidiaries and VIE did not appropriate statutory reserve fund during the years ended December 31, 2010, 2011 and 2012 because of their losses.

Segment reporting

In accordance with ASC 280 Segment Reporting (“ASC 280”), segment reporting is determined based on how the Group’s chief operating decision maker reviews operating results to make decisions about allocating resources and assessing performance for the Group. According to the management approach, the Group operates in two principal business segments, namely multimedia processors and, surveillance and security products. The Group does not allocate any assets to the two segments as management does not use this information to measure the performance of the reportable segments.

(Loss)/income per share

The Group computes (loss)/income per share in accordance with ASC 260 Earning Per share (“ASC 260”). Basic net (loss)/income per share is computed by dividing net (loss)/income by the weighted-average number of ordinary shares outstanding during the year. Diluted net (loss)/income per share is computed by dividing net (loss)/income by the sum of the weighted-average number of ordinary shares outstanding and, if dilutive, the potential ordinary shares outstanding during the year.

The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings per share by application of the treasury stock method. Potentially dilutive securities have been excluded from the computation of diluted (loss)/income per share if their inclusion is anti-dilutive.

The following table sets forth the computation of basic and diluted (loss)/income attributable to ordinary shareholders per share:

	Year ended December 31
	2010	2011	2012
Numerator:
(Loss)/income from continuing operations attributable to Vimicro International Corporation	(102)	(13,264)	1,383
Loss from discontinued operations attributable to Vimicro International Corporation	(18,542)	(14,936)	(2,002)
Net loss attributable to Vimicro International Corporation	(18,644)	(28,200)	(619)

Denominator (in number of shares):
Weighted-average ordinary shares outstanding - basic	147,815,985	145,123,889	123,253,931
Dilutive effect of stock options and restricted shares	—	—	4,370,516
Weighted-average number of ordinary shares outstanding—diluted	147,815,985	145,123,889	127,624,447

(Loss)/income per share - basic
Continuing operations	(0.00)	(0.09)	0.01
Discontinued operations	(0.13)	(0.10)	(0.02)
Total loss per share - basic	(0.13)	(0.19)	(0.01)
(Loss)/income per share - diluted
Continuing operations	(0.00)	(0.09)	0.01
Discontinued operations	(0.13)	(0.10)	(0.02)
Total loss per share - diluted	(0.13)	(0.19)	(0.01)

There were share options and non-vested restricted shares outstanding as of December 31, 2010 and 2011, which were excluded from the computation of loss per share for the years ended December 31, 2010 and 2011 because of their anti-dilutive effect. For the year ended December 31, 2012, 24,544,023 share options and non-vested restricted shares were excluded from the calculation of earnings per share because of their anti-dilutive effect. The dilutive effects of the options and non-vested restricted shares are calculated using the treasury stock method.

Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive loss includes net loss and foreign currency translation adjustments and unrealized gain on marketable equity securities are presented in the consolidated statement of comprehensive loss. The Group adopted ASU No. 2011-05, Comprehensive loss (Topic 220), Presentation of Comprehensive loss, in the year ended December 31, 2012 by presenting items of net loss and other comprehensive income/(loss) in the consolidated statements of comprehensive loss.

Operating leases

Rental payments under operating leases are charged to expense based on a straight- line method over the period of the leases.

Land use rights

Land use rights include prepayments towards acquisition and land use rights acquired. Land use rights acquired are stated at cost less accumulated amortization and impairment loss. Land use rights are amortized on a straight-line basis over their useful lives of up to 50 years.

Treasury stock

Treasury stock consists of shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury stock is accounted for under the cost method.

Recent accounting pronouncements

In February 2013, the Financial Accounting Standards Board issued ASU 2013-02, which adds new disclosure requirements for items reclassified out of accumulated other comprehensive income (“AOCI”). The ASU is intended to help entities improve the transparency of changes in other comprehensive income (OCI) and items reclassified out of AOCI in their financial statements. It does not amend any existing requirements for reporting net income or OCI in the financial statements. New disclosure requirements are effective for fiscal periods beginning after December 15, 2012 and should be applied prospectively. As the new ASU impacts presentation requirements only, the Company does not expect the adoption of this standard to have a material effect on the Company’s financial condition, results of operations and cash flows.

In March 2013, the FASB issued an authoritative pronouncement related to a parent company’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent company) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent company is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment. In addition, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events. The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The Company doesn’t expect that the adoption of this guidance will have a significant effect on its consolidated financial statements.

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

3.                          DISCONTINUED OPERATIONS

In December 2010, the Company disposed off 95% of its equity interest in Vimicro Wuxi to VMF Consulting Company, a related party. The purpose of the transfer is to focus on the growing surveillance and security business by divesting its Non-core IC Business reported under the multimedia processors segment. Transaction consideration of $1,738 was established with the assistance of a third party valuation firm using the income approach. The Company recognized a loss on divestiture of $454 in 2010. The Company subsequently transferred 4.9% equity interest in Vimicro Wuxi with a cash consideration of RMB2.7 million ($427), which was established by the income approach with the assistance of a third party valuation firm, to VMF Consulting Company, a related party, in December 2012, and recorded a gain of $339 in 2012 . As of December 31, 2012, the Group continued to own 0.1% of Vimicro Wuxi.

In order to focus on core PC and embedded notebook camera multimedia processor and surveillance and security businesses, while at the same time streamlining the cost structure, in December 2011, the Company disposed off its mobile business to a newly established entity, Vimicro Qingdao, a related party, which was 18% owned by Vimicro China, 19% owned by Vimicro Wuxi, 14% owned by VMF Consulting Company and 49% owned by two former key employees of mobile business. Transaction consideration of $4,202 was established with the assistance of a third party valuation firm. Following the disposal, the investment in Vimicro Qingdao is accounted for at cost less impairment and is not subject to consolidation. The disposal transaction was completed in December 2011. Due to the continued loss sustained by Vimicro Qingdao, in April 2013, the Group entered into a settlement agreement with Vimicro Qingdao whereby the Group agreed to forgive a portion of outstanding consideration in an amount of $1,186 from Vimicro Qingdao, based on the condition that $2,900 will be received by 30 June 2013. As of April 30, 2013, the Group has received a payment of $1,000 from Vimicro Qingdao and is expected to receive $1,900 from Vimicro Qingdao. The remaining outstanding amount due from Vimicro Qingdao amounting to $1,186 was written off by the Group as of December 31, 2012 and recognized as general and administrative expenses under continuing operations since the resolution of outstanding purchase consideration was not related to the operations of this disposted mobile business prior to the disposal but based on events and circumstances occurred after disposal.

In July 2012, the Company disposed off 35.26% of the equity interest in Visiondigi to an individual third party at a consideration of $49 in the effort to divest a loss-making non-core business. The Company derecognized the assets and liabilities of Visiondigi at their carrying amounts, which was $ 4,082 and $ 5,847 respectively, and recognized a loss on divestiture of $740. Following the disposal, the Company owns 18% of Visiondigi, which includes holding a shareholding of 3.94% on behalf of Ningbo Sunny and 2.03% on behalf of three individuals. The disposal transaction was completed in July 2012. In connection with the disposal, the Group has written off the outstanding balance due from Visiondigi in an amount of $1,747 and included under loss on disposal. After the disposal, the Company will have continuation of cost-generating activities with Visiondigi which will generate insignificant continuing cash outflows. Related activities before the disposal included prepayment of $47, $4,904 and $292 and purchased inventory of $102, $3,765 and $33 from Visiondigi in 2010, 2011 and 2012, respectively. The Company ceased to control Visiondigi as a result of the disposal and also does not expect significant direct cash flows nor significant continuing involvement in the operations of Visiondigi after the disposal. Accordingly, the results of operations of Visiondigi have been shown as “Discontinued Operations” in the consolidated statements of comprehensive loss for the years ended December 31, 2010, 2011 and 2012.

The results of operations of Vimicro Wuxi, mobile business and Visiondigi were separately presented on the consolidated statements of comprehensive loss under “Discontinued Operations” for the years ended December 31, 2010, 2011 and 2012 which included:

	For the Year Ended December 31
	2010	2011	2012
Net revenue	27,185	12,539	1,367
Cost of revenue	(22,649)	(11,407)	(2,430)
Gross profit	4,536	1,132	(1,063)
Operating expenses	(24,845)	(15,027)	(1,289)
Net loss from operations before income tax	(20,309)	(13,895)	(2,352)
Other income/(loss)	17	9	(17)
Income tax expense	664	(1,278)	—
Net loss from operations	(19,628)	(15,164)	(2,369)
Net loss on disposal	(452)	(1,554)	(740)
Net loss	(20,080)	(16,718)	(3,109)

RESTRICTED CASH	12 Months Ended
Dec. 31, 2012
RESTRICTED CASH
RESTRICTED CASH

4.                          RESTRICTED CASH

Restricted cash of $3,520 and $2,593 primarily represent amounts received as government grants as of December 31, 2011 and 2012, respectively. The withdrawal of cash is restricted, unless it’s used for expenses incurred related to the specific research and development projects or general operations purposes for which the grants were provided.

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES
INVENTORIES

5.                          INVENTORIES

	As of December 31
	2011	2012
Inventories
Finished goods	13,579	8,488
Raw materials	4,577	2,748
Work in process	578	126
	18,734	11,362

The finished goods included consignment inventory of $830 and $2,566 as of December 31, 2011 and 2012, respectively. The inventory reserve was $2,543 and $2,689 as of December 31, 2011 and 2012, respectively.

PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

6.                          PREPAYMENTS AND OTHER CURRENT ASSETS

	As of December 31
	2011	2012
Amounts due from employees	174	151
Hong Kong withholding tax refundable (Note 13(a))	988	—
Prepayments to suppliers and other third parties	806	2,822
Prepaid expenses	554	319
Other receivables	1,535	1,517
	4,057	4,809

PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2012
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

7.                          PROPERTY, EQUIPMENT AND SOFTWARE, NET

	As of December 31
	2011	2012
Equipment and office furniture	11,714	10,875
Leasehold improvements	2,894	2,734
Mask and tooling	1,758	661
Motor vehicles	1,506	1,398
Purchased software	3,614	3,352
Construction in progress	9,891	18,017
	31,377	37,037
Less: accumulated depreciation	(15,368)	(15,015)
impairment loss	(1,743)	(1,565)
	14,266	20,457

Depreciation expenses for the years ended December 31, 2010, 2011 and 2012 were $2,597, $3,806 and $2,038 respectively.

For the years ended December 31, 2010, 2011 and 2012, total interest capitalized was nil, nil and $55, respectively.

During the year ended December 31, 2011, the Group identified impairment indicators in connection with disposal of the mobile business and other obsolete assets related to the mobile business other than disposal. It was assessed that the future undiscounted cash flows for the property, equipment and software would be lower than its carrying amount. The Group assessed the fair value of the property, equipment and software by reference to the market value for similar assets and the remaining useful lives of the property, equipment and software, and then recognized an impairment charge, being the difference between the carrying value and the fair value of the equipment, amounting to $1,743. In the year ended December 31, 2012, the decrease in impairment loss was due to the disposal of the impaired items.

As of December 31, 2012, the amount of construction in progress to secure the long-term bank loan of Vimicro Tianjin by means of collateral was $17,209.

LAND USE RIGHTS	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS.
LAND USE RIGHTS

8.                          LAND USE RIGHTS

	As of December 31
	2011	2012
Cost:
Land use rights acquired	14,413	7,488
Prepayment for land use rights acquisition	7,694	7,713
	22,107	15,201
Less: accumulated amortization	(619)	(427)
	21,488	14,774

As of December 31, 2011, the Group held land use rights under Vimicro Tianjing, Vimicro Beijing, Vimicro Jiangsu, Vimicro Shenzhen and Vimicro Shanghai. In 2012, as part of the effort to divest certain loss-making non-core IC businesses, the Group has continued to explore the options available to dispose non-core IC business related land use rights held under Vimicro Jiangsu, Vimicro Shenzhen and Vimicro Shanghai. Land use rights held under Vimicro Shanghai was disposed in 2012 through the transfer of the equity interest in the parent company of Vimicro Shanghai (note 16(a)-(2)). The Group planned also to dispose land use rights under Vimicro Shenzhen to a related party, which is subject to the approval from the audit committee and a special independent committee. As the Group, among others, did not obtain the approval from the audit committee and the special independent committee until April 2013 (note 21), the related land use rights did not meet the criteria to qualify as held-for-sale. Land use rights were recorded at cost minus accumulated amortization as of December 31, 2012.

As of December 31, 2012, the carrying value of land use rights pledged to secure the long-term bank loan of Vimicro Tianjin was $2,107.

Amortization expenses for the years ended December 31, 2010, 2011 and 2012 were $248, $265 and $245, respectively.

Estimated amortization expense of the land use rights acquired as of December 31, 2012 for each of next five years is as follows:

$
For the years ending December 31,
2013	157
2014	157
2015	157
2016	157
2017 and thereafter	157

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9.                          ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31
	2011	2012
Accrued salaries and welfare expenses	3,729	2,928
Accrued professional fees	1,481	1,109
Payables to intellectual property suppliers	298	144
Payables to other suppliers	1,672	9,532
Payables to employees	87	29
Other accrued expenses	1,066	1,008
	8,333	14,750

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

10.                   SHAREHOLDERS’ EQUITY

Ordinary shares

The Company’s Amended and Restated Memorandum and Articles of Association authorize the Company to issue 500,000,000 shares with a nominal or par value of $0.0001 each.

Share repurchase program

On October 12, 2008, the Company announced a share repurchase program authorized by the Board of Directors with total share repurchase amounts up to $25,000.

The shares repurchased for each of the three years ended December 31, 2012 is summarized in the table below. The shares repurchased by the Company were accounted for at cost and there was no reissuance of the shares as of December 31, 2012.

	ADS	Ordinary shares	Price per ADS (including brokerage commission)	Total consideration
2010	322,200	1,288,800	3.40 -3.81	1,172
2011	1,825,800	7,303,200	1.31-3.75	2,654
2012	5,955,796	23,823,184	0.89-1.38	7,396
	8,103,796	32,415,184		11,222

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

11.                   SHARE-BASED COMPENSATION

Pursuant to ASC 718, the Company recognized share-based compensation over the requisite service periods and performance condition for any share option and restricted share granted based on the fair values of share option and restricted share on the dates of grant. The fair value of restricted shares and ordinary shares are equal to the market value of the Company’s common stock on the date of grant.

Share-based compensation expense recognized in 2010, 2011 and 2012 was $4,063, $2,421 and $2,074, respectively. No income tax benefit was recognized in the consolidated statements of comprehensive loss for share-based compensation arrangements for the years ended December 31, 2010, 2011 and 2012, respectively, as no tax deduction was claimed.

The Company has two share option plans to honor the contributions of employees and non-employee consultants. The first plan was adopted in March 2004 (the “2004 Plan”). In November 2005, the second plan, the 2005 Share Incentive Plan (the “2005 Plan”) was adopted to replace the 2004 Plan. The two share option plans have contractual life of 10 years from the date of grant.

2004 Plan:

The 2004 Plan provides for the granting of share options to employees and non-employee consultants of the Company. The Company has reserved 12,541,080 ordinary shares for grant under the 2004 Plan.

A majority of the options granted under the 2004 Plan have a vesting period of five years. Under the vesting schedule, 20% of the share options will vest one year after the grant date, and 10% of the share options shall vest semi-annually over the next four years, or 1/60 of the shares options shall vest monthly over the subsequent four years.

The 2004 Plan was terminated in November 2005, and the remaining options available for grant were transferred to the 2005 Plan.

Employee options:

Under the 2004 Plan, the Company granted total of 10,006,600 share options to employees with an exercise price range of between $1.60 and $3.00.

The Company recognized compensation expenses of $68, nil and nil for the years ended December 31, 2010, 2011 and 2012.

Non-employee options:

Under the 2004 Plan, for the service of non-employee consultants, the Company granted a total of 664,800 share options to non-employees with an exercise price range of between $1.60 and $2.50.

The Company recorded consultancy fee expense with respect to research and development activities of $1, nil and nil for the years ended December 31, 2010, 2011 and 2012, respectively.

2005Plan:

The 2005 Plan provides for the granting of share options and restricted shares to employees and non-employee consultants of the Company. The 3,065,505 share options which were not issued under the 2004 Plan were transferred to the 2005 Plan. Subsequently, another 10,000,000 shares were authorized for future grants.

Options granted thereafter are made under the 2005 Plan and no new options were granted under the 2004 Plan. The Company has reserved 13,065,505 ordinary shares for grant and authorized another 18,000,000 shares under the 2005 Plan as of December 31, 2012. The Board of Directors may terminate the 2005 Plan at any time at its discretion.

Employee options:

Options granted under the 2005 Plan have vesting periods of one year, three years or five years. For options with one year vesting period, 16.7% of the options will be vested one year after the vesting commencement date for every quarterly performance review for the first three quarters of the year in which the Company gives employees satisfactory evaluations, 50% of the shares will be vested one year after the vesting commencement date if the Company gives employees satisfactory evaluations on employees annual performance review. For options with three years vesting period, 1/3 of the share options will vest one year after the grant date and 1/6 shall vest semi-annually over the next two years. For options with a five years vesting period, 20% of the share options will vest one year after the grant date, and 10% of the share options shall vest semi-annually over the next four years.

Under the 2005 Plan, the Company granted 29,178,152 share options to employees prior to 2012 and 2,575,885 shares options during 2012 with an exercise price of $0.0001.

The Company recognized $3,373, $2,126 and $1,313 in share-based compensation expense for the years ended December 31, 2010, 2011 and 2012, respectively.

Employeerestricted shares:

Under the 2005 Plan, the Company granted 3,440,600 restricted shares as of December 31, 2012 to employees with vesting period between one and five years.

The Company recognized $318, $123 and $44 in share-based compensation expense for the years ended December 31, 2010, 2011 and 2012, respectively.

Non-employee options:

Under the 2005 Plan, as of December 31, 2012, for services provided by non-employee consultants, the Company granted 1,134,500 share options to non-employees with an exercise price range of between $1.11 and $4.55, there were no non-employee share options granted in 2012.

The Company recorded consultancy fee expense with respect to research and development activities of $18, $4 and $2 for the years ended December 31, 2010, 2011 and 2012, respectively.

Non-employee restricted shares:

The Company recognized nil for the years ended December 31, 2010, 2011 and 2012, respectively.

Under the 2005 Plan, the Company granted 200,000 restricted shares with a vesting period of three years and 30,000 restricted shares with a vesting period of one year to non-employees. The vesting schedule is that 1/36 of the restricted shares will vest each month and 100% vested in one year after the grant date, respectively.

Option repricing under the 2004Planand 2005 Plan:

On May 18, 2012, the Company repriced 20,484,420 outstanding options which were previously granted to the Group’s key employees and board directors. The options, previously all issued pursuant to the 2004 Plan and 2005 Plan and partially repriced on March 27, 2008, were repriced based on the closing price on May 18, 2012 which was $0.195 per ordinary share. The repriced options were previously issued with $0.32 to $4.55 per ordinary share option exercise prices, and the partially repriced options were previously repriced to $0.70 per ordinary share option exercise prices reflecting the market prices of the Company’s stock on March 27, 2008.

The Company recognized the re-pricing related share-based compensation expense of $285, $162 and $715 for the years ended December 31, 2010, 2011 and 2012, respectively.

Ordinary shares granted:

On July 31, 2011, the Company granted 4,000 ordinary shares at the consideration of par value of $0.0001 per share to one resigned senior executive without any conditions and recognized compensation expense of $2 for the year ended December 31, 2011.

Summary of share options granted to both employees and non-employees as of December 31, 2012 is presented below:

		Weighted-
	Number of	average
	options	exercise price
Outstanding at December 31, 2011	28,540,437	0.81
Options granted	2,575,885	*0.00
Options exercised	(425,744)	0.15
Options forfeited	(1,838,039)	1.04
Outstanding at December 31, 2012	28,852,539	0.42
Vested and expected to vest at December 31, 2012	27,659,837	0.43

* The exercise price was $0.0001.

Total intrinsic value of options exercised for the years ended December 31, 2010, 2011 and 2012 was $250, nil and $125, respectively.

The aggregate intrinsic value and weighted-average remaining contractual life for share options vested and expected to vest at December 31, 2012 were $29,909 and 5.05 years, respectively.

The weighted-average grant date fair value of options granted for each of the years ended December 31, 2010, 2011 and 2012 were $0.43,$0.18 and $0.33, respectively.

As of December 31, 2012, total unrecognized share-based compensation expense related to share options was $1,423. The unrecognized share-based compensation expense is expected to be recognized over a weighted-average vesting period of 3.29 years. To the extent the actual forfeiture rate is different from the original estimate, actual share based compensation related to these awards may be different from the expectation.

Summary of restricted shares granted to both employees and non-employees as of December 31, 2012 is presented below:

		Weighted
	Number of	average
	restricted	grant date
	shares	fair value
Non-vested at December 31, 2011	106,000	1.03
Vested	(44,000)	1.01
Non-vested at December 31, 2012	62,000	1.04

As of December 31, 2012, total unrecognized share-based compensation expense related to restricted shares was $36. The unrecognized share-based compensation expense is expected to be recognized over a weighted-average vesting period of 1.42 years. To the extent the actual forfeiture rate is different from the original estimate. Actual share-based compensation related to these awards may be different from the expectation.

The total fair value of shares vested during the years ended December 31, 2010, 2011 and 2012 was $482, $66 and $14, respectively.

There were no capitalized share-based compensation expenses for the years ended December 31, 2010, 2011 and 2012.

The following table summarizes information with respect to options outstanding as of December 31, 2012.

	Options outstanding				Options exercisable
		Weighted-				Weighted-
		Average				average
		Remaining	Weighted-	Intrinsic		remaining	Weighted-	Intrinsic
Range of	Number of	Contractual	average	value as of	Number of	contractual	Average	value as of
exercise	options	life	exercise	December	options	life	Exercise	December
price	outstanding	(years)	price	31, 2012	exercisable	(years)	Price	31, 2012

0.01-0.38	21,682,228	5.03	0.19	2,476,034	14,845,093	3.43	0.19	1,744,629
0.40-0.63	143,700	4.14	0.52	—	138,900	3.98	0.53	—
0.68-0.97	1,684,794	4.81	0.77	—	1,403,294	4.26	0.75	—
1.00-1.39	541,570	4.92	1.24	—	493,570	4.69	1.26	—
1.47-1.60	639,036	1.97	1.59	—	639,036	1.97	1.59	—
1.73-2.10	267,700	2.73	1.92	—	267,700	2.73	1.92	—
2.27-2.59	630,000	3.44	2.50	—	630,000	3.44	2.50	—
2.75-2.82	522,500	3.22	2.80	—	522,500	3.22	2.80	—
3.00-3.37	205,500	3.32	3.14	—	205,500	3.32	3.14	—
4.22-4.55	2,535,511	8.93	0.25	730,391	140,000	3.29	4.46	—
	28,852,539	5.19	0.42	3,206,425	19,285,593	3.46	0.54	1,744,629

The estimated grant date fair values of each option outstanding for employees and non-employees range from $0 to $3.36 and $0.64 to $4.41, respectively. The Company estimates the grant date fair value of stock options using a Black-Scholes option-pricing model.

Employee grants:

The assumptions below are for options with 5 years vesting period after grant date.

	2010	2011	2012
Risk-free interest rates (%) (1)	1.31-2.35	1.33-1.75	1.04-1.57
Expected life (2)	5-5.8 years	5.7-5.8 years	5.7-5.8 years
Expected dividend yield (%) (3)	—	—	—
Expected volatility (%) (4)	51-54	50-51	50-51

The assumptions below are for options with 1 year vesting period based on performance condition after grant date.

	2010	2011	2012
Risk-free interest rates (%) (1)	—	—	0.18-0.21
Expected life (2)	—	—	1 year
Expected dividend yield (%) (3)	—	—	—
Expected volatility (%) (4)	—	—	52-59

(1) The risk-free interest rate is based on the United States Treasury Bill for a term of 1, 5 or 7 years which is consistent with the expected life of the awards.

(2) From 2010, the Company calculates the expected life of share options based on historical record since the Company has sufficient historical exercise data.

(3) The Company currently has no history or expectation of paying dividends on its ordinary shares.

(4) The Company estimated volatility based on the historical volatilities of the Company.

Non-employee grants:

	2010	2011	2012
Risk-free interest rates (%) (1)	1.04-2.75	0.79-2.31	0.56-1.22
Expected life (2)	5 years	5 years	5 years
Expected dividend yield (%) (3)	—	—	—
Expected volatility (%) (4)	51-54	50-51	50-51

(1) The risk-free interest rate is based on the United States Treasury Bill for a term of 5 years consistent with the expected life of the awards.

(2) The Company uses the vesting term of 5 years as the expected life of share options for non-employees.

(3) The Company currently has no history or expectation of paying dividends on its ordinary shares.

(4) The Company estimated volatility based on the historical volatilities of the Company.

RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2012
RESEARCH AND DEVELOPMENT EXPENSES
RESEARCH AND DEVELOPMENT EXPENSES

12.                   RESEARCH AND DEVELOPMENT EXPENSES

	Years ended December 31
	2010	2011	2012
Research and development	19,336	20,133	15,556
Less: research and development grants	(1,629)	(1,128)	(6,675)
Research and development, net	17,707	19,005	8,881

There is no assurance that the Company will continue to receive research and development grants.

TAXATION	12 Months Ended
Dec. 31, 2012
TAXATION
TAXATION

13.                   TAXATION

(a)    Income taxes

Income tax benefit/(expense) of the Group are as follows:

	Years ended December 31
	2010	2011	2012
Current income tax (expense)/benefit	(908)	388	(339)
Deferred income tax benefit	158	473	129
Income tax (expense)/benefit	(750)	861	(210)

The components of (loss)/income before income taxes are as follows:

	Years ended December 31
	2010	2011	2012
Loss arising from China operations	5,356	(24,005)	(936)
Loss arising from non-China operations	(9,633)	(256)	(2,914)
- U.S.	33	45	30
- Hong Kong	(4,458)	2,259	(513)
- Cayman	(5,208)	(2,560)	(2,431)
Loss before income taxes and share of loss of an unconsolidated affiliate	(4,277)	(24,261)	(3,850)

(a)             Income taxes(cont’d)

As of and for each of the three years ended December 31, 2012, no unrecognized tax benefits, interest or penalties have been recognized.

The Company’s PRC entities and Vimicro Hong Kong’s tax years from 2003 through 2012, are open for examination by the relevant tax authorities in the PRC. The Company does not anticipate any significant change within 12 months of this report date on its unrecognized tax benefits.

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

United States of America

Viewtel, the subsidiary incorporated in the United States of America, is subject to state income tax and federal income tax at different tax rates, depending upon taxable income levels. In general, corporations with taxable income of less than $335 receive partial benefit from the graduated rates of 15% and 25% that apply to the first $75 of taxable income. Viewtel had income tax benefit/(expense) of  $1, ($11) and $5 for 2010, 2011 and 2012, respectively.

Hong Kong

Hong Kong Profits Tax rate is 16.5% on profits arising in or derived from Hong Kong. Since the year of assessment 2005/2006 (for the assessment year ended December 31, 2005), Vimicro Hong Kong has filed non-taxable offshore claims in its Hong Kong profits tax returns. As a result of Vimicro Hong Kong changing its filing basis to offshore, a refund of the tax previously withheld and overpaid was applied for in respect of the years of assessment of 2004/05 and 2005/06. In December 2009, the Hong Kong Inland Revenue Department (“IRD”) issued the Departmental Interpretation and Practice Notes No. 21(Revised) (“Revised DIPN21”) to redefine the locality of profits. The Company believes it has technical grounds to claim that its profits are sourced offshore from Hong Kong and, where duly substantiated by documentation. In November 2011, the IRD has accepted the filing basis of Vimicro Hong Kong for years of assessment 2005/06 to 2008/09. Since Vimicro Hong Kong’s offshore claim was accepted by the IRD, the profits of Vimicro Hong Kong is not subject to Hong Kong Profits Tax. Vimicro Hong Kong received the overpaid withholding tax refund of approximately $988 in February 2012.

Further, there is no dividend withholding tax on dividends from Hong Kong companies to their shareholders. To the extent that the intellectual property in question is not used in Hong Kong, Vimicro China would not be subject to Hong Kong withholding tax on the royalty income derived from Vimicro Hong Kong.

The People’s Republic of China

Effective from January 1, 2008, the PRC’s statutory income tax rate is 25%. Vimicro China, being a qualified “high and new technology enterprise” (“HNTE”), is entitled to a 15% preferential tax rate from 2011 to 2013 in accordance with the prevailing Enterprise Income Tax Law (“EIT Law”) and its relevant regulations. Vimicro China is obligated to complete an annual self-assessment of continued compliance in order to apply the lower tax rate. The HNTE status is subject to approval and renewal after the HNTE certification expires.

Vimicro Hong Kong is a 100% subsidiary of Vimicro China, a PRC entity. Pursuant to the Announcement of the State Administration of Taxation (“SAT”) [2011] No. 45 on the Administrative Measures for Income Tax on Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises (“Circular 45”), effective on September 1, 2011, and its relevant regulations, Vimicro Hong Kong is considered to be a PRC tax resident. As a result, it will be subject to PRC income tax at 25% on its worldwide income. The management is checking with the relevant PRC tax authority on the tax settlements of Vimicro Hong Kong’s PRC income tax as in practice there are limited executions of Circular 45.

Furthermore, under the EIT Law and its relevant regulations, post December 31, 2007 earnings related dividends payable by a foreign investment enterprise to its foreign non-resident enterprise investors shall be subject to a 10% withholding tax, unless such foreign investor’s jurisdiction of incorporation has signed a tax treaty or arrangement for the avoidance of double taxation and the prevention of fiscal evasion with respect to taxes on income with China that provides for a reduced rate of withholding tax.

The following table sets forth the reconciliation between the PRC’s statutory income tax rate and the actual effective tax rate for the Group.

	Years ended December 31
	2010	2011	2012
Statutory tax rate	25%	25%	25%
Effect of foreign tax rates differential	(30)%	(3)%	(16)%
Deferred tax rate differential	14%	6%	4%
Non-deductible expenses	(22)%	(1)%	(30)%
Change in valuation allowance	(5)%	(29)%	14%
Income tax in respect of prior years	—	6%	—
Others	—	—	(2)%
Effective income tax rate	(18)%	4%	(5)%

(b)    Deferred tax

The Group’s significant components of deferred tax assets and liabilities as of December 31, 2011 and 2012 are as follows:

	As of December 31
	2011	2012
Deferred tax assets
Provision for doubtful accounts and slow-moving inventories	808	980
Accrued expenses, payroll and others	533	482
Difference in tax basis from ViSS acquisition	1,088	881
Difference in R&D expenses capitalization	3,125	3,133
Loss arising from disposal of assets due to operation discontinued	223	—
Non-operating loss carry-forwards	8,677	6,380
Others	1,884	1,906
Total deferred tax assets	16,338	13,762
Valuation allowance	(15,870)	(13,175)
Deferred tax assets, net of valuation allowance	468	587

Deferred tax liabilities
Differences in tax basis for property equipment and software, non-current	33	23
Total deferred tax liabilities	33	23

Classification on the consolidated balance sheets
Deferred tax assets — current	356	418
Deferred tax assets — non-current	112	169
Deferred tax liabilities — non-current	33	23

Subject to the approval of the relevant tax authorities, the Group has tax losses carried forward from its subsidiaries in China totaling approximately $25,520 as of December 31, 2012, of which $153, $2,229, $955, $13,702 and $8,481 if unused will expire in 2013, 2014, 2015, 2016 and 2017 respectively.

For the years ended December 31, 2011 and 2012, the increase in valuation allowance was $8,677 and the decrease was $2,695, respectively.  For the decrease in valuation allowance in 2012, $2,140 was related to the disposal of Visiondigi and Vimicro Shanghai.

(c)                      PRC Value Added Tax (“VAT”)

According to PRC value-added tax policy, all entities and individuals engaged in the sales of goods, the provision of processing, repair and replacement services, and the importation of goods within the territory of the PRC are taxpayers for VAT and shall pay VAT in accordance with the VAT regulations. Vimicro China, Vimicro Tianjin, Vimicro Guiyang as the general taxpayers are subject to the output VAT at 17% of selling price of products sold to customers in China, while the purchase of products by those companies are subject to the input VAT at the rate of 17%. VAT payable is the net difference between periodic output VAT and deductible input VAT. On November 5, 2008, the PRC State Council passed The Provisional Regulations of the People’s Republic of China on Value-Added Tax, or New VAT Law. In accordance with the New VAT Law and its Implementation Rules, which became effective as of January 1, 2009, input VAT on fixed asset purchases for further production purpose are included in the input VAT for VAT payable purposes.

The launch of VAT Reform Pilot Program (i.e. converting from business tax to VAT) in the transportation industry and certain modern services industries in Shanghai was effective from January 1, 2012. Following the Pilot Program in Shanghai, the State Council approved expanding the Pilot Program to 8 other provinces and municipalities: Beijing, Tianjin, Jiangsu, Zhejiang (including Ningbo), Anhui, Fujian (including Xiamen), Hubei, Guangdong (including Shenzhen) in batches from September 1, 2012 to the end of 2012. Under the Pilot Program, the entities which provide transportation services and certain modern services within the territory of PRC are subject to VAT instead of business tax. Vimicro China’s transfer of technology, which was subject to business tax prior to the Pilot Program, falls within the VAT reform scope and is subject to the VAT at 6% from September 1, 2012. In addition, the technology transfer services provided to foreign entities are eligible for VAT exemption under the Pilot Program. Vimicro China is entitled to the exemption on income arising from or related to technology transfers, provided relevant technology transfer agreements are registered with the relevant government agencies.

In addition, where an entity or an individual outside of the territory of PRC and having no business presence in PRC provided VAT taxable services to a resident enterprise, the service recipient shall act as the withholding agent. Accordingly, Vimicro China is obliged to withhold 6% VAT and surcharge on the payment to Viewtel in connection with the purchase of the research and development services starting from September 1, 2012.

(d)                     PRC Business Tax (“BT”)

According to PRC business tax policy, service income generally is subject to BT at 5%. Vimicro Corporation is entitled to BT exemption on income arising from or related to technology transfers provided these technology transfer agreements are registered with the relevant government agencies. Vimicro Corporation also has incidental customer technology service income, which is subject to BT at 5%.

In December 2008, the Ministry of Finance and State Administration of Taxation revised the Business Tax Detailed Implementation Rules, under which all entities or individuals that provide labor services within PRC are mandatory payers of BT and the “provision of labor services in China” is defined to mean where either the service provider or the service recipient is located in China. Accordingly the Company incurred additional business tax beginning January 1, 2009 primarily in connection with its PRC subsidiaries’ procurement of overseas intellectual properties and the purchase of the research and development services from Viewtel by Vimicro China.

(d)                     PRC Business Tax (“BT”)

In accordance with the Implementation Rules for the PRC Tentative Regulations on Business Tax, promulgated on December 15, 2008 and effective as of January 1, 2009, service income excluding that derived from providing VAT taxable services is subject to PRC business tax when either the service provider or the service recipient is located in China. The tax rate on the transfer of technology and research and development services was 5% prior to the VAT Pilot Program. However, the income arising from or related to the technology transfer was eligible to the exemption of business tax, provided relevant technology transfer agreements are registered with the relevant government agencies. Vimicro China was entitled to the business tax exemption on its income arising from the transfer of technology and relevant technology consulting services. With regard to the purchase of research and development services from Viewtel, as the withholding tax agent of business tax, Vimicro China withheld business tax and surcharge prior to September 1, 2012.

LONG-TERM BANK LOAN (Long-Term Bank Loan)	12 Months Ended
Dec. 31, 2012
Long-Term Bank Loan
Long-term bank loan
LONG-TERM BANK LOAN

14.                   LONG-TERM BANK LOAN

Long-term bank loan as of December 31, 2012 consisted of the following:

December 31, 2012
Loan from China Construction Bank, Tianjin branch, at 7.25% per annum	4,773

Total long-term bank loan	4,773

As of December 31 2012, the contractual maturities of these loans are as follows:

Year	Amount

2013	—
2014	—
2015	1,432
2016	1,671
2017 and thereafter	1,670
Total long-term bank loan	4,773

As of December 31, 2012, the Group’s long term bank loan is denominated in RMB and is mainly secured by the Group’s facility under construction and the underlying land use rights with net book value of $19,316.

Vimicro Tianjin obtained a credit facility of up to RMB186 million ($29,600) from China Construction Bank Tianjin Branch for the construction of a project for the research, development and production of digital high-definition security and surveillance products and solutions on March 28, 2012. The loan may be drawn down in installments no later than March 2017, based on the actual cash needs and the progression of the projects. The loan will bear an interest rate at 105% of the benchmark interest rate as published by the People’s Bank of China from time to time, adjusted on an annual basis. The interest rate on long-term bank loan as of December 31, 2012 was 7.25%. Interest expenses was $256, including $55 capitalized interest expenses recorded as construction in progress for the year ended December 31, 2012. The bank loan contains covenants relating to maintenance of certain levels of financial ratios, such as leverage ratio, current ratio, contingent liabilities ratio and balance of contingent liability. The Group was in compliance with the covenants as of December 31, 2012.

The Group has drawn down RMB30 million ($4,773) and RMB80 million ($12,728) under the facility as of December 31,2012 and March 31, 2013, respectively. The use of the loan is subject to the pre-approval from the bank before each payment made by the Company. The Group needs to repay 30% in 2015 and 35% in 2016 of the principal amounts that have been drawn down under the facility and repay the remaining principal amounts with all accrued interest in 2017.

OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2012
Other long-term debt
OTHER LONG-TERM LIABILITIES

15.                   OTHERLONG-TERM LIABILITIES

Other long-term liabilities as of December 31, 2012 consisted of the following:

December 31, 2012

Interest free government loan	4,772

Total other long-term liabilities	4,772

In May 2012, the Group entered a Strategic Cooperative Framework Agreement, or the Framework Agreement with the Fuzhou Municipal Government to jointly develop, produce, and market SVAC-based security surveillance products in Fuzhou. Under the Framework Agreement, the Fuzhou Municipal Government agreed to grant Vimicro Fuzhou RMB30 million ($4,772) of subsidy for which no repayment will be required and provide a RMB60 million ($9,546) interest free government loan. The total amount will be paid as two equal payments in 2012 and 2013 separately. The first payment will be made within three months of the setup of the new Vimicro subsidiary in 2012 and the second payment with the same amount will be made in the same period of 2013. The government loan will be repaid in full by Vimicro Fuzhou within five years of its inception since its incorporation, or upon Vimicro Fuzhou becoming a listed company, whichever is earlier.  In December 2012, Vimicro Fuzhou received the RMB15 million ($2,386) becoming a listed company government grant and RMB30 million (US$4,772) government loan from the Fuzhou Municipal Government.

RELATED PARTY TRANSACTION	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTION
RELATED PARTY TRANSACTION

16.                   RELATED PARTY TRANSACTION

The principal related parties with which the Group had transactions during the years presented are as follows:

Name of Related parties	Relationship with the Group
Tianjin SAMC	Non-controlling shareholder of Vimicro Tianjin
Vimicro Wuxi	0.1% equity investee of the Company
VMF Consulting Company	Owned by certain executives of the Company
Vimicro Qingdao	18% equity investee of the Company
Zhongtianxin	51% equity investee of the Company
Visiondigi	12.03% equity investee of the Company
Vimicro Xingguang	Owned by certain executives of the Company up to September 25, 2012

(a) The Group had the following related party transactions:

(1) In December 2010, the Company disposed off 95% of equity interest in Vimicro Wuxi to VMF Consulting Company, a related party. The Company subsequently transferred 4.9% equity interest in Vimicro Wuxi for cash consideration, based on a fair market value purchase price according to a third party appraisal, to VMF Consulting Company in December 2012. As a result, as of December 31, 2012, the Company owned 0.1% of Vimicro Wuxi.

Under the terms of the arrangement, VMF Consulting Company will pay Vimicro China for cash consideration of $427 from Vimicro China in connection with the disposal of equity interest in 2012.

(2) In November 2007, Vimicro Shanghai entered into an agreement with Zhangjiang Semiconductor Industry Park Co., Ltd., pursuant to which, in consideration of RMB42.2 million ($6,400), Vimicro Shanghai would acquire land use rights for 21,123 square meters of land in Zhangjiang Hi-Tech Park, Shanghai. The Company originally planned to use this property as the site of a research and development center for Non-core IC Businesses. As the Group started focusing on surveillance and security business by divesting certain Non-core IC Businesses reported under the multimedia processors segment according to its long term development strategy, the Group decided to dispose acquired land use right associated with Non-core IC Businesses that have not been and will not be used. In November 2012, the Group completed the disposal of the equity interest in the parent company of Vimicro Shanghai, VMF Shanghai, for a cash consideration of $10,410 based upon a third party valuation report using asset-based approach, to Vimicro Xingguang Corporation, which was a related party until September 2012, after obtaining the approval from the Group’s Audit Committee and Special Independent Committee. The book value of Vimicro Shanghai was $10,744, including a land use right of $ 6,522, other receivable and cash of $4,272. The gain on disposal of the equity interest amounted to $1,133.

(3) In addition to the transactions disclosed elsewhere in these financial statements, the Group also had the following related party transactions for the years ended December 31, 2010, 2011 and 2012:

	Years Ended December 31
	2010	2011	2012
Sales
Ningbo Sunny Opotech Co., Ltd	329	72	—
Vimicro Qingdao	—	4,193	333
Vimicro Wuxi	2,764	—	—
Tianjin SAMC	—	—	523
Purchase of inventories
Ningbo Sunny Opotech Co., Ltd.	391	64	—
Loan from a related party
Vimicro Wuxi	11,325	—	—
Repayment of loan
Vimicro Wuxi	6,795	—	—

(b)                     The Group had the following related party balances as of December 31, 2011 and 2012:

	As of December 31
	2011	2012
Amounts due from related parties:
Vimicro Qingdao	4,257	3,200
VMF Consulting Company	—	430
Vimicro Wuxi	477	2
Tianjin SAMC	97	422
Visiondigi	—	64
Zhongtianxin	—	107
Total	4,831	4,225
Amounts due to related parties:
Vimicro Wuxi	676	513
Zhongtianxin *	287	1,671
Total	963	2,184

* The amount due to Zhongtianxin represents the payable to Zhongtianxin related to prepayments made to vendors by Zhongtianxin on behalf of the Group.

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING
SEGMENT REPORTING

17.                   SEGMENT REPORTING

Based on the criteria established by ASC 280 Segment Reporting, the Company has determined that the business segments that constitute its primary reporting segments are multimedia processors and surveillance and security products by the chief operating decision makers, Chief Operating Officer, in accordance with the Group’s organization and internal financial reporting structure. As no measures of assets by segment are reported and used by the chief operating decision makers, the Group has not made disclosure of total assets by reportable segment.

Summarized information by business segment for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year Ended December 31, 2010
	PC multimedia processor business	Surveillance and security business	Intersegment elimination*	Consolidated

Revenue	69,146	5,524	(526)	74,144
Cost of revenue	(45,449)	(4,201)	553	(49,097)
Gross profit	23,697	1,323	27	25,047
Unallocated operating expenses				(31,843)
Unallocated non-operating income, net				2,519
Loss before income taxes				(4,277)

* The intersegment eliminations represented surveillance products Vimicro Hong Kong and Vimicro China sold to Vimicro Tianjin in 2010.

	Year Ended December 31, 2011
	PC multimedia processor business	Surveillance and security business	Intersegment elimination**	Consolidated

Revenue	47,857	12,083	(968)	58,972
Cost of revenue	(30,714)	(8,713)	968	(38,459)
Gross profit	17,143	3,370	—	20,513
Unallocated operating expenses				(49,134)
Unallocated non-operating income, net				4,360
Loss before income taxes				(24,261)

** The intersegment eliminations represented surveillance products Vimicro Hong Kong and Vimicro China sold to Vimicro Tianjin in 2011.

	Year Ended December 31, 2012
	PC multimedia processors business	Surveillance and security business	Intersegment elimination***	Consolidated

Revenue	53,435	17,760	(8)	71,187
Cost of revenue	(30,603)	(14,551)	8	(45,146)
Gross profit	22,832	3,209	—	26,041
Unallocated operating expenses				(31,747)
Unallocated non-operating income, net				1,856
Loss before income taxes expense				(3,850)

***The intersegment eliminations represented surveillance products Vimicro Tianjin sold to Vimicro China in 2012.

The revenue presented below is attributed by country of domicile of the entity that recorded the revenue

	Years Ended December 31
	2010	2011	2012
Revenue distribution
Mainland China	6,622	12,010	18,186
Hong Kong	67,522	46,962	53,001
	74,144	58,972	71,187

The following table summarizes information regarding the distribution of long-lived assets by geographic region:

	As of December 31
	2011	2012
Long-lived assets
Mainland China	37,608	40,349
Hong Kong	760	318
U.S.A	198	155
	38,566	40,822

The following table summarizes the Group’s revenues for each product class for the years ended December 31, 2010, 2011 and 2012 respectively:

	Years Ended December 31
	2010	2011	2012
PC Multimedia processor business segment:
PC camera multimedia products	52,999	41,535	48,778
Image sensors	14,666	5,439	4,233
Other products	1,481	883	424
Sub-total	69,146	47,857	53,435
Surveillance and security business segment:	5,524	12,083	17,760
Intersegment elimination	(526)	(968)	(8)
Total multimedia business	74,144	58,972	71,187

ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

18.                   ACCUMULATED OTHER COMPREHENSIVE INCOME

The movement of accumulated other comprehensive income is as follows:

	Unrealized gain on marketable equity securities	Foreign currency translation adjustment	Total
Balance as of December 31, 2009	455	9,512	9,967
Foreign currency translation adjustment	—	1,503	1,503
Unrealized gain on marketable equity securities	1,280	—	1,280
Reclassification of unrealized gain on marketable equity securities into earnings	(367)	—	(367)
Balance as of December 31, 2010	1,368	11,015	12,383
Foreign currency translation adjustment	—	1,835	1,835
Unrealized gain on marketable equity securities	149	—	149
Reclassification of unrealized gain on marketable equity securities into earnings	(1,517)	—	(1,517)
Balance as of December 31, 2011	—	12,850	12,850
Foreign currency translation adjustment	—	12	12
Reclassification of foreign currency translation adjustment into earnings due to disposal of VMF Shanghai, net of tax	—	(1,468)	(1,468)
Balance as of December 31, 2012	—	11,394	11,394

NONCONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2012
NONCONTROLLING INTERESTS
NONCONTROLLING INTERESTS

19.                   NONCONTROLLING INTERESTS

The following table provides the movement of the equity attributable to the noncontrolling interests.

Total
noncontrolling interests
Balance as of December 31, 2009	35,838
Capital injection	2,296
Net loss	(6,463)
Foreign currency translation adjustment	1,032
Balance as of December 31, 2010	32,703
Capital injection	675
Net loss	(11,918)
Foreign currency translation adjustment	1,474
Balance as of December 31, 2011	22,934
Net loss	(6,637)
Foreign currency translation adjustment	(74)
Disposal of subsidiary	933
Balance as of December 31, 2012	17,156

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

20.                   COMMITMENTS AND CONTINGENCIES

(a)                                          Operating lease commitments

The Group entered into various operating lease arrangements with various expiration dates relating to office facilities, corporate apartments and software for research and development. Future minimum lease payments for non-cancelable operating leases as of December 31, 2012 are as follows:

$
2013	2,119
2014	501
2015	237
2,857

As of December 31, 2012, the Group had no operating lease commitment beyond 2015.

Total rental expense amounted to $1,669, $2,612 and $2,224 for the years ended December 31, 2010, 2011 and 2012, respectively.

(b)                                          Product purchase commitments

As of December 31, 2012, the Group had commitments to purchase products from suppliers that had not been recognized in the financial statements, of $4,953 payable within one year.

(c)                                           Capital commitments

As of December 31, 2012, the Group had commitments to purchase fixed assets that had not been recognized in the financial statements amounting to $389 within one year.

Vimicro China had executed an agreement in December 2006 with Beijing Haidian Xinhua Agricultural Industrial & Commercial Co., providing that Vimicro China, upon completion of the construction of the office building, shall transfer 35% of the total construction area of the same developed property to the original land users as compensation in kind for expropriation of the land.

(d)                                          Construction in progress

In May 2009, Vimicro Tianjin entered into a transfer agreement for land use rights with the Tianjin Municipal Bureau of Land Resources and Housing Management, pursuant to which, in consideration of RMB13.8 million ($2,100), Vimicro Tianjin acquired the land use right for 34,418 square meters of land in Tianjin Economic Technology Development Area.

The land will be the site of Vimicro Tianjin’s office building and production facilities.  Governmental authorities require to obtain necessary governmental approvals for the proposed project.

Vimicro Tianjin has commenced the construction of a project for the research, development and production of digital high-definition security and surveillance products and solutions in 2009 and expects to complete the construction of the first building in 2013. The estimated aggregate capital expenditure in connection with the project amounts to $43,000, which the Company expects to finance through the credit facility obtained from the Tianjin Branch of China Construction Bank (see note 14) and internal capital resources. Direct costs related to the construction of $9,360 and $17,209 were capitalized as construction in progress for the years ended December 31, 2011 and 2012, respectively. Amounts of construction in progress will be transferred to property and equipment upon the completion of the construction which is expected in 2013.

(e)                                  Contingencies

In an effort to divest certain land use rights, in December 2010, the Group entered into an agreement to dispose off its equity interest in Vimicro Shanghai, Vimicro Shenzhen and Vimicro Jiangsu to VMF Consulting Company for cash consideration, subject to government approvals. In November 2012 the Company completed the disposal of the equity interest in the parent company of Vimicro Shanghai, VMF Shanghai, for a cash consideration of $10,410 based upon a third party valuation report after approval from the audit committee and a special independent committee.

Land use rights held by Vimicro Shenzhen

In June 2007, Vimicro Shenzhen entered into an agreement with Shenzhen Municipal Bureau of Land Resources and Housing Management, pursuant to which, in consideration of RMB6.7 million ($1,000), Vimicro Shenzhen acquired the land use rights for 3,947 square meters of land in Shenzhen High-Tech Industrial Park. Vimicro Shenzhen originally planned to use the land to build an office building and accommodate a research and development center. According to the land use right transfer agreement, Vimicro Shenzhen was to complete construction of the site by June 22, 2009. Vimicro Shenzhen applied for construction extension in June 2009 but had not granted the extension as of December 31, 2012. It is possible that Vimicro Shenzhen may be subject to the withdrawal of the land use rights with a refund of the land consideration after deduction of penalty should the local government agencies deny the application. The potential penalty, if any, cannot be reasonably estimated as of December 31, 2012. Subsequently, the Group disposed off Vimicro Shenzhen (note 21).

Land use rights held by Vimicro Jiangsu

In December 2007, Vimicro Jiangsu entered into an agreement with the Administrative Committee of Nanjing Xuzhuang Software Industry Base (“Xuzhuang Committee”) and Nanjing Xuanwu District Management and Investment of State-Owned Assets Holdings (Group) Co., Ltd (“Xuanwu SAMC”). According to the land use right agreements entered by Vimicro Jiangsu, the construction of the proposed research and development center should commence prior to December 31, 2010. In June 2012, Vimicro Jiangsu entered into an agreement with the Xuzhuang Committee, whereby the Committee agreed to provide support for Vimicro Jiangsu to further develop the research and development property project on the said land. In December 2012, Vimicro Jiangsu entered into an agreement with Xuanwu SAMC which agreed to purchase an office building to be built on the land for a pre-agreed price upon construction completion. Vimicro Jiangsu had not received the land use right certificate and therefore could commence construction as of December 31, 2012.

To fully carry out the plan set out in these agreements, Vimicro Jiangsu needs to reach agreements with, and obtain regulatory consent and approvals from, local regulators, including the conversion of the land-use rights to allow such development activities. The time and procedures for obtaining the above mentioned consents and approvals by the PRC regulatory authority may be subject to significant uncertainty and there is no assurance that Vimicro Jiangsu may receive the approvals, develop the project or otherwise complete the disposal using other options on a timely basis. Vimicro Jiangsu is in discussion with the relevant authorities on the extension of construction. However, the relevant government authorities might deny the request and impose penalties for the construction delay. The potential penalty, if any, cannot be reasonably estimated as of December 31, 2012.

Other contingencies

In February 2010, Vimicro China entered into an agreement with the Beijing Municipal Bureau of Land and Resources to acquire the land use right for 5,047 square meters of land from the Beijing local government.  Upon acquisition of the land use rights, Vimicro China will be responsible at its own cost for the land grounding work (including the relevant removal and relocation work) and infrastructure construction work (including the relevant construction of access to road, water, electricity, telecommunication, gas, etc.).  The land will be the site of new office building, which will become Vimicro China’s new headquarters and accommodate a research and development center. The aggregate consideration for the acquisition of the land use rights is RMB39.1 million ($5,900).  Pursuant to an agreement entered into in December 2006 between Vimicro China and Xinhua Agricultural Industrial & Commercial Co., (“Xinhua Agricultural”), the former holder of this land use right, Vimicro China shall transfer 35% of the total construction area of the same developed property to Xinhua Agricultural as compensation in kind for the expropriation of the land upon completion of the construction of the office building. Vimicro China submitted the application to land certificate and expected to obtain in 2013 before the construction officially starts. The proposed project is subject to governmental approval. Should the governmental authorities request to modify the project, the land and construction site areas, as well as the total cost for the project, may change.

According to the agreement, the land should have been developed before August 31, 2010. In the event of delay, an application of extension should be submitted. Vimicro China applied for an extension; however, the application remained subject to local government agency approval as of December 31, 2012. It is possible that Vimicro China may be subject to penalties should the local government agency deny the application. The potential penalty, if any, cannot be reasonably estimated as of December 31, 2012.

The construction plan of the office building of Vimicro China indicates that the building will block the sunlight of a kindergarten. It is reasonably possible that Vimicro China will be subject to a claim for compensation by the kindergarten before the government approves the building construction. The potential compensation, if any, cannot be reasonably estimated as of December 31, 2012.

(f)                                   Litigations

The Company is a party to other litigation matters and claims that are normal in the course of operations, and while the results of such litigation matters and claims cannot be predicted with certainty, management of the Company believes that the final outcome of such matters will not have a material adverse impact on the Company’s financial position, results of operations or cash flows.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21.                   SUBSEQUENT EVENTS

As of December 31, 2012 Vimicro Shenzhen held land use right to a parcel of undeveloped land that the Company originally planned to use for the non-core IC business. In April 2013, the Group disposed off 100% equity interest in the parent company of Vimicro Shenzhen, whose assets primarily included the underlying land use right held by Vimicro Shenzhen, cash and outstanding due from the Group with carrying amounts of $980, $6,700 and $2,173, respectively, to Vimicro Management Zhongxing Tianshi Investment Corporation (“Vimicro Tianshi”) after the approval by the audit committee and the special independent committee. Vimicro Tianshi was set up by certain executives of the Company in the British Virgin Island as an offshore representative of the VMF Consulting Company. The consideration for the disposal was $10,000, based on a valuation performed by a third party appraiser.

CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
CONDENSED FINANCIAL INFORMATION OF THE COMPANY

22.                   CONDENSEDFINANCIAL INFORMATION OF THE COMPANY

As of December 31, 2011 and 2012, the restricted net assets held by the Group’s consolidated PRC subsidiaries and VIE exceeded 25% of the Group’s consolidated net assets.

The separate condensed financial statements of the Company as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company’s investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323 The Equity Method of Accounting for Investments in Common Stock (“ASC 323”). Such investment is presented as “Investment in subsidiaries” on the separate condensed balance sheets of the Company and share of its subsidiaries’ profits or losses as “Share of net profits of subsidiaries” on the separate condensed statements of comprehensive loss of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2011 and 2012.

Regulations in the PRC permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Subject to certain cumulative limits, a statutory reserve fund requires annual appropriations of at least 10% of after-tax profit, if any, of the relevant PRC subsidiary. The statutory reserve funds are not distributable as cash dividends. As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their abilities to transfer a portion of their net assets to the Company. As of December 31, 2011 and 2012, the balance of the Company’s PRC subsidiaries’ statutory reserves was $2,782 and $2,782, respectively.

Foreign exchange and other regulation in the PRC may further restrict the Company’s PRC subsidiaries from transferring funds to the Company in the form of dividends, loans and advances. The Company has  $38,355 and $38,482 of cash and bank deposits in the PRC as of December 31, 2011 and 2012, respectively, of which $31,048 and $31,027 are denominated in RMB as of December 31, 2011 and 2012 respectively. The Company’s PRC subsidiaries had restricted cash of $3,520 and $2,593 as of December 31, 2011 and 2012, respectively, which was denominated in RMB.

In addition, the registered capital of the Company’s PRC subsidiaries is also restricted.

The Company had restricted net assets of  $64,512 and $70,457 as of December 31, 2011 and 2012, respectively.

BALANCE SHEETS

(Amounts expressed in thousands of U.S. dollars, except number ofshares and per share data)

	As of December 31
	2011	2012
Assets
Current assets:
Cash and cash equivalents	2,057	4,882
Amounts due from subsidiaries	64,303	62,904
Prepayments and other current assets, net	375	213
Total current assets	66,735	67,999
Investment in subsidiaries	19,774	10,880
Total assets	86,509	78,879
Liabilities and shareholders’ equity
Current liabilities:
Accrued expenses and other current liabilities	1,103	806
Shareholders’ equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 148,545,296 issued and 139,953,296 shares outstanding as of December 31, 2011 and 149,015,040 shares issued and 116,599,856 shares outstanding as of December 31, 2012.	15	15
Additional paid-in capital	158,879	161,017
Treasury stock at cost, 8,592,000 shares as of December 31, 2011 and 32,415,184 shares as of December 31, 2012.	(6,490)	(13,886)
Accumulated other comprehensive Loss	12,850	11,394
Accumulated deficit	(82,630)	(83,249)
Statutory reserve	2,782	2,782
Total shareholders’ equity	85,406	78,073
Total liabilities and shareholders’ equity	86,509	78,879

STATEMENTS OF COMPREHENSIVE LOSS

(Amounts expressed in thousands of U.S. dollars, except number ofshares and per share data)

	Years ended December 31
	2010	2011	2012
Operating expenses:
General and administrative	(1,752)	(1,815)	(1,638)
Loss from operations	(1,752)	(1,815)	(1,638)
Other income:
Interest income	12	—	1
Interest expense	—	—	(12)
Gain on disposal of marketable equity securities	367	1,517	—
Gain on disposal of equity interest	—	—	1,133
Others, net	228	159	159
Loss before income taxes	(1,145)	(139)	(357)
Income taxes expense	—	—	(41)
Loss before share of net loss of subsidiaries	(1,145)	(139)	(398)
Share of net loss of subsidiaries, net of taxes	(17,499)	(28,061)	(221)
Net loss	(18,644)	(28,200)	(619)
Loss attributable to ordinary shareholders	(18,644)	(28,200)	(619)
Other comprehensive income / (loss):
Foreign currency translation adjustment	1,503	1,835	12
Reclassification of foreign currency translation adjustment into earnings due to disposal of VMF Shanghai, net of tax	—	—	(1,468)
Unrealized gain on marketable equity securities	1,280	149	—
Reclassification of unrealized gain on marketable equity securities into earnings	(367)	(1,517)	—
Total other comprehensive income/(loss)	2,416	467	(1,456)
Total comprehensive loss	(16,228)	(27,733)	(2,075)

STATEMENTS OF CASH FLOWS

(Amounts expressed in thousands of U.S. dollars, except number ofshares and per share data)

	Years ended as of December 31
	2010	2011	2012
Cash flows from operating activities:
Net loss	(18,644)	(28,200)	(619)
Adjustments to reconcile net loss to net cash used in operating activities:
Share of net loss of subsidiaries	17,499	28,061	221
Gain on sale of marketable equity securities	(367)	(1,517)	—
Gain on disposal of equity interest	—	—	(1,133)
Changes in assets and liabilities:
Amounts due from subsidiaries	(11,795)	1,841	1,413
Prepayments and other current assets	—	(130)	162
Accrued expenses and other current liabilities	891	(112)	(297)
Net cash used in operating activities	(12,416)	(57)	(253)
Cash flows from investing activities:
Proceeds from disposal of marketable equity securities	387	1,585	—
Proceeds from disposal of equity interest of VMF Shanghai	—	—	10,410
Net cash provided by investing activities	387	1,585	10,410
Cash flows from financing activities:
Repurchase of shares	(1,172)	(2,654)	(7,396)
Proceeds from exercise of share options	78	—	64
Net cash used in financing activities	(1,094)	(2,654)	(7,332)
Net (decrease)/increase in cash and cash equivalents	(13,123)	(1,126)	2,825
Cash and cash equivalents at beginning of year	16,306	3,183	2,057
Cash and cash equivalents at end of year	3,183	2,057	4,882

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with United States generally accepted accounting principles (“US GAAP”).

The comparative consolidated statements of operations for the years ended December 31, 2010 and 2011 have been represented to reflect the operations discontinued during the year ended December 31, 2012, as if they had been discontinued from the start of the earliest period presented.

Principles of consolidation

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company and its controlled operating entities including the subsidiaries and the variable interest entity.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to govern the financial and operating policies; to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors.

A variable interest entity is the entity in which the Company, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. Vimicro China is the primary beneficiary of the entity.

All significant inter-company transactions and balances, and any unrealized gains arising from inter-company transactions, are eliminated in consolidation.

Investment in unconsolidated affiliate, at cost

Investment in unconsolidated affiliate, at cost

Investments in entities which the Group holds less than 20% of the investee’s voting stock and does not exert significant influence is accounted for using the cost method of accounting. Cost accounting measures the original cost on the fair market value of the consideration at the acquisition date and adjusts or other-than-temporary declines in fair value. Cash dividends from the investee are reported as income. The Group held 5% and 0.1% equity interest in Vimicro Wuxi with a carrying amount of $92 and $2 as of December 31, 2011 and 2012, respectively. The Group disposed off 4.9% equity interest in Vimicro Wuxi during the year ended December 31, 2012. The Group beneficially held 19.44% and 18.03% equity interest in Vimicro Qingdao amounting to $1,428 and nil as of December 31, 2011 and 2012, respectively. The investment in Qingdao was fully impaired in the year ended December 31, 2012 (see note 2 - fair value measurements). The Group disposed off its controlling interesting in Visiondigi during the year ended December 31, 2012 with a residual interest of 12.03% and the investment was fully impaired as of December 31, 2012 (see note 2 - fair value measurements).

Investment in an equity investee

Investment in an equity investee

Investments in entities over which the Group holds between 20% and 50% of the equity interest, or over which the Group has significant influence but does not control are accounted for using the equity method of accounting. Equity accounting involves recognizing in the consolidated statement of operations the Group’s share of the profit or loss for the year of the investment. In September 2012, Vimicro China made investment in and established Zhongtianxin Science and Technology Co., Ltd. (“Zhongtianxin”) with Shanxi Guoxin Investment (Group) Corporation. The Group directly holds 49% of equity interest in Zhongtianxin and an additional 2% of equity interest is held by VMF Consulting Company on behalf of Vimicro China as a nominee shareholder. The noncontrolling shareholder has substantive participating rights including the approval of the annual budgets, operation and investment plan, appointment, dismissal and remuneration of the board of directors and the general manager according to the Articles of Association of Zhongtianxin. The Company does not have control over Zhongtianxin. Therefore the Company adopts the equity method for the investment. The Company made the investment of $4,305 and recognized its share of loss of $87 for the year ended December 31, 2012.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include useful lives of property, equipment and software and other long-lived assets, realization of deferred tax assets and uncertain tax positions, provision for doubtful accounts, write-down of inventories, share-based compensation expenses, estimated selling price for multiple element deliverables, goodwill and intangible assets, assumptions used in the valuation of the Non-core business and mobile business.

From January 1, 2010, the Group revised estimated residual values for equipment and office furniture, motor vehicles and software from 10% to nil based on management’s assessment. Changes in estimates are accounted for on a prospective basis, by amortizing related assets’ current carrying values over their estimated useful lives without residual value. The effect of this change increased loss from continuing operations and net loss by $473 in 2010 or $0.00 per basic and diluted ordinary shares for 2010 when compared to the results using original estimated residual values.

Concentration of risk

Concentration of risk

Business and economic risks

The Group’s operating results are significantly dependent on its ability to develop and market products. The Group faces rapid technology advancement which requires the Group to continually improve the performance, features and reliability of its products. Inability of the Group to successfully develop and market its products as a result of competition or other factors would have a material adverse effect on the Group’s business, financial condition and results of operations.

The Group operates in two segments: PC multimedia processor business and security and surveillance business from 2009. Revenues from the PC multimedia processor business and security and surveillance business accounted for 93% and 7%, 80% and 20%, 75% and 25% of total revenue in 2010, 2011 and 2012, respectively.

The Group depends on a few key customers for the majority of its sales, and the loss of or a significant reduction in orders from any of these customers would have a material adverse impact on its operating results. For the years ended December 31, 2010, 2011 and 2012 the top ten customers accounted for 89%, 89% and 91% of total product revenue, respectively. The Group cannot assure that these customers will continue to purchase products from the Group.

The following table summarizes the customers who accounted for more than 10% of the total revenue of the Group for the years ended December 31, 2010, 2011 and 2012.

	Years ended December 31
	2010	2011	2012
Customer B	13%	11%	7%
Customer I	17%	4%	0%
Customer P	18%	56%	63%
Customer S	5%	13%	11%
Customer R	17%	2%	0%

The Group relies on a few foundries for wafers and several companies for assembly and testing services for the existing products. The ability of each foundry to provide wafers is limited by the foundry’s available capacity. Moreover, the price of wafers may fluctuate based on the available industry capacity. The Group does not have long-term supply contracts with any of these foundries or assembly and testing houses. Therefore, the Group cannot be certain that these foundries and assembly and testing houses will allocate sufficient capacity to satisfy its requirements. If the Group is not able to obtain the necessary foundry capacity and assembly and testing capacity to produce the required volume for its customers in a timely manner, both its relationships with the customers and operating results would be adversely affected.

Concentration of credit risk

Financial instruments that are potentially subject to credit risk consist of cash and cash equivalents, temporarily restricted cash and accounts receivable. Deposits held with financial institutions were not protected by statutory or commercial insurance. In the event of bankruptcy of one of these financial institutions, the Company may be unlikely to claim its deposits back in full. The Company continues to monitor the financial strength of the financial institutions. The Company had $58,125 in cash and cash equivalents and temporarily restricted cash as of December 31, 2012.

As of December 31, 2012, accounts receivables are typically unsecured and are derived from revenue earned from customers. The risk is mitigated by credit evaluations the Group performs on its ongoing credit evaluations of its customers’ financial conditions and ongoing monitoring process of outstanding balances.

The following table summarizes the customers who accounted for more than 10% of the total accounts receivables as of December 31, 2011 and 2012:

	As of December 31
	2011	2012
Customer P	20%	25%
Customer S	53%	49%

Currency convertibility risks

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange risks

The value of the RMB against the U.S. dollar and other currencies may fluctuate and is affected by, among other things, changes in China’s political and economic conditions and China’s foreign exchange policies. Under the current policy, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies.

This change in policy has resulted in an appreciation of the RMB against the U.S. dollar in recent years.

A portion of the Group’s revenue and most of operating expenses are denominated in RMB, while the majority of revenue, cost of revenue and non-operating expenses are denominated in U.S. dollars and Hong Kong dollars, which are pegged to the U.S. dollar. The Group uses the U.S. dollar as the reporting currency for its financial statements. Fluctuations in exchange rates, primarily those involving the U.S. dollar, may affect the Group’s costs and operating margins as well as its net loss and comprehensive loss reported in U.S. dollars.

Fair value of financial measurements

Fair value of financial measurements

ASC 820, Fair value measurement and Disclosure (“ASC820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The standard outlines a valuation framework and creates a fair value hierarchy. Although the adoption of ASC 820 did not impact the Group’s financial position, results of operations, or cash flow, ASC 820 requires additional disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group’s financial instruments include cash and cash equivalents, restricted cash, accounts and note receivable, accounts payable and accrued liabilities, customer advances and long-term debt. The carrying amounts of the Group’s cash and cash equivalents, and restricted cash approximate their fair value due to the short maturity of those instruments. The carrying amounts of the Group’s receivables and payables approximated their fair values as of the balance sheet dates due to their short maturities and the interest rates available.

The following table summarizes the nonrecurring fair value measurements for each class of assets as of and for the years ended December 31, 2011 and 2012.

	Fair Value Measurement at December 31, 2011
		Quoted Prices in Active	Significance	Significant
	December 31,	Markets for Identical	Other Observable	Unobservable Inputs (Level	Total
	2011	Assets (Level 1)	Inputs (Level 2)	3)	losses
Nonrecurring fair value measurements
Property, equipment and software	14,266	—	—	14,266	(1,743)
Intangible assets	—	—	—	—	(2,674)
Goodwill	—	—	—	—	(2,182)

	Fair Value Measurement at December 31, 2012
		Quoted Prices in
		Active	Significance	Significant
	December	Markets for	Other	Unobservable
	31,	Identical	Observable	Inputs (Level	Total
	2012	Assets (Level 1)	Inputs (Level 2)	3)	losses
Nonrecurring fair value measurements
Investment in unconsolidated affiliates, at cost (Vimicro Qingdao and Visiondigi)	—	—	—	—	(1,448)

In December 2011, the Group disposed off the mobile business to a newly established entity, Vimicro Qingdao, a related party, which was 18% directly owned by Vimicro China, 19% owned by Vimicro Wuxi, 14% owned by VMF Consulting Company and 49% owned by two former key employees of mobile phone multimedia processor business (“mobile business”). Following the disposal, the mobile business was regarded as a cost method equity investment by the Group and will no longer be consolidated. In December 2012, the Group reassessed the fair value of its investment in Vimicro Qingdao (level 3 within the fair value hierarchy) based on the fair value of Vimicro Qingdao calculated using the income approach, which is based on discounted cash flow in five years, and as a result, recorded a full impairment of $1,432 in Assets Impairment, due to other-than-temporary decline in the fair value of Vimicro Qingdao.

In July 2012, the Company disposed off 35.26% of the equity interest in Visiondigi to an individual third party at a consideration of $49 in the effort to divest a loss-making non-core business. Following the disposal, the Company owns 18% of Visiondigi at cost of $16, which includes holding a shareholding of 3.94% on behalf of Ningbo Sunny and 2.03% on behalf of the three individuals. The Group recorded a full impairment of $16 due to the poor operation of Visioindigi based on the income approach.

Cash and cash equivalents	Cashand cash equivalents Cash and cash equivalents represent cash on hand and deposits placed with banks or other financial institutions, which are payable on demand.
Restricted cash	Restricted cash Restricted cash balances comprise cash in bank balances, which are restricted as to withdrawal or usage under the terms of certain contracts or under bank regulations.
Marketable equity securities

Marketable equity securities

Marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses, net of tax are recorded in accumulated other comprehensive income, a separate component of shareholders’ equity. Realized gains and losses and declines in value judged to be other-than-temporary, if any, on available-for-sale securities are recorded as gain/(loss) on disposal of available-for-sale securities and impairment of available-for-sale securities respectively under other income/(expense) in the consolidated statements of comprehensive loss. The basis on which the cost of a security sold or the amount reclassified out of accumulated other comprehensive income into earnings is determined by the first in, first out method.

Accounts receivable and provision for doubtful accounts

Accounts receivable and provision for doubtful accounts

Accounts receivable are stated at the amount the Group expects to collect. Provisions are made against accounts receivable to the extent that collection is considered to be doubtful. Accounts receivable in the consolidated balance sheets are stated net of such provision, if any.

Inventories

Inventories

Inventories are stated at the lower of cost or market. The cost is computed on a weighted-average basis. Cost of work in progress and finished goods are comprised of direct materials, direct labor and related manufacturing overhead based on normal operating capacity. Adjustments are made to write down excess or obsolete inventories to their estimated realizable values.

Property, equipment and software

Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation and impairment loss.

Property, equipment and software are depreciated at rates sufficient to write off their costs less impairment loss, if any, over their estimated useful lives on a straight line basis. The Company does not take into consideration of the estimated residual values from January 1, 2010. The estimated useful lives are as follows:

Estimated useful lives

Equipment and office furniture	5 years
Mask and tooling	2 years
Motor vehicles	5 years
Purchased software	3 to 5 years
Leasehold improvements	Shorter of the lease term or the estimated useful lives

Expenditures for maintenance and repairs are expensed as incurred.

The gain or loss on the disposal of property, equipment and software is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive loss.

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress.

Capitalized interests

Capitalized interests

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Interest expense incurred for qualifying assets are capitalized in accordance with ASC 835-20, Capitalization of Interest.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. Goodwill amount is not amortized but tested for impairment at the reporting unit level on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company determined that it has two reporting units: multimedia processors and surveillance and security products. Goodwill arose from the acquisition of the ViSS business and is allocated to the surveillance and security products segment.

In 2009, Vimicro Tianjin completed the acquisition of the ViSS business that resulted in goodwill of $2,019. The changes of goodwill are as below:

	As of December 31
	2011	2012
Balance as of January 1	2,082	—
Impairment losses	(2,182)	—
Foreign currency translation adjustment	100	—
Balance as of December 31	—	—

The Group assessed the fair value under the surveillance and security products reporting unit as of December 31, 2011 using the income-based valuation methodology. Under the income approach, forecasted cash flows of a business unit are discounted to a present value using a discount rate commensurate with the risks of those cash flows. Based on the results of the valuation, the assessed fair value was below the carrying value of the surveillance and security products reporting unit as of year end. The Group then performed a hypothetical purchase allocation using the fair value of the reporting unit and determined that the goodwill was fully impaired. As a result, the Group recognized a goodwill impairment charge of $2,182 for the year ended December 31, 2011 under the caption of “Assets impairment” in the consolidated statements of comprehensive loss.

Intangible assets

Intangible assets

Intangible assets with finite useful lives are amortized over their estimated useful lives using the straight-line method and carried at cost less accumulated amortization with no residual value. The estimated useful lives of intangible assets are reviewed at least annually. Intangible assets have useful lives from the date of acquisition as follows:

Core technology	15.3 years
Trade name	1.3 years
Purchased software	5 years

In 2009, the Group acquired intangible assets with a fair value of $3,065 and $1,098 in connection with the acquisition of the ViSS business and Visiondigi, respectively. The changes of intangible assets are as below:

	As of December 31, 2011
	Cost	Accumulated amortization	Impairment	Net
Core technology	2,437	(403)	(2,034)	—
Trade name	884	(884)	—	—
Software	1,190	(550)	(640)	—
	4,511	(1,837)	(2,674)	—

	As of December 31, 2012
	Cost	Accumulated amortization	Impairment	Net
Core technology	2,443	(371)	(2,072)	—
Trade name	886	(886)	—	—
	3,329	(1,257)	(2,072)	—

The core technology and software were primarily used in the mobile business. Following the disposal of the mobile business in December 2011, the Company performed an impairment analysis and concluded that there would not be significant cash flows to be generated by these intangibles. Accordingly, the Company recorded an impairment charge of $2,674 for the year ended December 31, 2011 under the caption of “Assets impairment” in the consolidated statements of comprehensive loss.

During the years ended December 31, 2010, 2011 and 2012, the amortization expenses of intangible assets were $765, $155 and nil, respectively.

Long-lived assets to be disposed off and discontinued operations

Long-lived assets to be disposed off and discontinued operations

The Group accounts for a long-lived asset or disposal group to be sold in accordance with ASC 360-10, where such long-lived asset or disposal group is classified as held for sale in the period in which all six criteria are met: (1) a plan to sell the asset has been committed to by management; (2) the asset can be sold in its current condition; (3) an active plan has been initiated to find a buyer; (4) it is probable that the asset will be sold and the sale will be completed within one year and will qualify as a completed sale; (5) the sales price is reasonable relative to the asset’s current fair value and the entity is actively marketing the asset; and (6) it is unlikely that the plan to sell the asset will be withdrawn or changed significantly.

A long-lived asset or disposal group classified as held for sale is measured at the lower of its carrying amount or fair value less cost to sell, and it is presented separately on the balance sheet. Long-lived assets reclassified as held for sale are not depreciated or amortized. The fair value less cost to sell of the long-lived asset or disposal group is evaluated at each end of reporting period. As of December 31, 2012, there was no long-lived asset or disposal group classified as held for sale.

Long-lived assets to be disposed off and discontinued operations (cont’d)

The Group follows ASC 205-20 in its accounting for a component of the Company that has been disposed of or is classified as held for sale and has operations and cash flows that can be clearly distinguished from the rest of the Company. Such component is reported as discontinued operations when the operations and cash flow of the components have been or will be eliminated from the Group as a result of disposal and the Group will not have any significant involvement in the operation of the component after the disposal. In the period in which a component has been disposed off or classified as held for sale, the results of operations, including any gain or loss after tax recognized in accordance with ASC 360-10, less applicable income taxes, for the periods presented are reclassified into line items of income separately from net income (loss) from continuing operations before extraordinary items (if applicable), in the consolidated statements of comprehensive loss.

Product warranty

Product warranty

The Group provides warranty on its product sales for a period generally ranging from one to three years from the time of final acceptance or goods delivery. The Company provides for the expected cost of product warranties at the time that revenue is recognized based on an assessment of past warranty experience and when specific circumstances dictate.

Impairment of long-lived assets

Impairment of long-lived assets

Impairment of property, plant and equipment and intangibles

The Group evaluates its long-lived assets or asset group including acquired intangibles with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group valuates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows.

Impairment of goodwill

In accordance with ASC 350, Intangibles, Goodwill and Other, goodwill is not amortized, but rather is tested for impairment at least annually or more frequently if there are indicators of impairment present. The goodwill testing utilizes a two-step impairment analysis, whereby the Group compares the carrying value of each identified reporting unit to its fair value. If the carrying value of the reporting unit is greater than its fair value, the second step is performed, where the implied fair value of goodwill is compared to its carrying value. The Group recognizes an impairment charge for the amount by which the carrying amount of goodwill exceeds its implied fair value. Goodwill was fully impaired as of December 31, 2011 and 2012.

Impairment of investment

The Group reviews its investments for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investment. In making this determination, the Company reviews several factors to determine whether the losses are other-than-temporary, including but not limited to: (i) the length of time the investment was in an unrealized loss position, (ii) the extent to which fair value was less than cost, (iii) the financial condition and near term prospects of the issuer, and (iv) the Company’s intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in fair value. The determination of fair value of the investment involves considering factors such as current economic and market conditions, the operating performance of the companies including current earnings trends and forecasted cash flows, and other company and industry specific information.

Revenue recognition

Revenue recognition

The Group recognizes revenue from the sales of products and rendering of services when the earnings process has been completed, as evidenced by agreement with the customer, delivery of products and transfer of title has occurred, the fees are fixed or determinable and collectability is reasonably assured, as prescribed by ASC 605, Revenue recognition (“ASC 605”).

Multimedia processors

Multimedia processor revenue derives from PC and embedded notebook camera multimedia processors, image sensors, and other products. Multimedia processors revenues are generally recorded net of business taxes and related surcharges provided all revenue recognition criteria have been met.

The Company uses distributors for sales of multimedia processors. The Company enters into generally short term arrangements with its distributors, which on rare occasions may include certain obligations of the Company such as acceptance or price protection clauses. When the Company provides an acceptance provision to a distributor, revenue is not recognized until acceptance has been received. The distributors make full payment prior to shipping or enjoy credit terms varied from 30 days to 90 days. The Company does not have a history of providing refunds, discounts or other price concessions in connection with price protection clauses that the Company may provide to a distributor. The Company believes that such provisions are within the control of the Company and expects any benefits provided to the distributor to be insignificant. As such, the Company believes that it is able to reasonably estimate price concessions as remote, such that the price is fixed and determinable and revenue is recognized upon delivery of the product sold. The Company does not have any other post shipment obligations.

The cost of multimedia processor revenue primarily consists of costs associated with the fabrication of wafers, assembly, testing and shipping of multimedia processors, amortization of costs associated with production masks and tooling and costs of third-party image sensors that the Group sells to its customers.

Surveillance and security products

The surveillance and security products are generally comprised of hardware with essential software and separate installation. The hardware and software components generally include a digital video recorder, camera, server, personal computers and the proprietary software of ViSS with other third party software that supports the operating system. The Company’s software products are bundled together with hardware products so that the software components and non-software components function together to deliver the products’ essential functionality. The Company markets and sells an integrated platform for a unified surveillance, storage and management solution. If the hardware does not contain the software, the surveillance and security solution cannot be separately marketed and sold to customers. In addition, the Company also provides installation services, which includes software testing and equipment set up for the monitoring room.

The hardware, software and installation in surveillance and security products arrangements are considered multiple accounting units in accordance with ASC 605. The total arrangement consideration is allocated to the individual deliverables on the basis of their relative selling price.

Relative selling price method is based on the selling price of vendor-specific objective evidence (“VSOE”) if available, third-party evidence (“TPE”) if VSOE is not available, or management’s estimated selling price (“ESP”) if neither VSOE nor TPE is available for the delivered items. The Company uses the estimated selling price for each deliverable as neither VSOE nor TPE is available from the Company’s relatively short history engaged in the surveillance and security business. The objective of ESP is to determine the price at which the Company would transact a sale if the deliverable were sold on a stand-alone basis.

The Company determines ESP for a deliverable based on the cost plus an estimated profit margin while considering multiple factors including, but not limited to, market conditions, competitive landscape, cost, gross margin objectives and pricing practices. For the hardware and the third-party software component, the Company purchases these items from third party suppliers. In reference to available market information on the price of hardware and third party software and with the Company’s consideration of margins in negotiating the pricing, the Company establishes ESP for hardware and the third-party software component. Similarly, with respect to the Company’s ViSS proprietary software, the Company makes reference to historical selling prices under ASB, however, noting differences between the historical ViSS business within ASB and the ViSS business within the Company. In connection with the installation service component, ESP is based on internal costs structure and margin with respect to labor costs and market information.

The Group recognizes revenue from delivered hardware and software components after obtaining the shipping acceptance from customers and recognizes revenue from installation service after obtaining the acceptance from customers.

The cost of surveillance and security product revenue includes the cost of hardware and software, installation and other services and warranty cost.

Warranty obligation is provided based on the estimated future warranty payment when the underlying revenue is recognized.

Payments received from customers in advance of shipment are initially recorded as advances from customers and recorded as revenue after all the revenue recognition criteria have been met.

Research and development costs	Research and development costs Research and development costs are charged to expense as incurred.
Government grants

Government grants

Government grants received from PRC government agencies are recognized as deferred government grants and offset against the corresponding expenses as and when they are incurred for the specific research and development projects or general operation purpose for which these grants are received.

Advertising costs	Advertising costs Advertising costs are charged to expense as incurred. Advertising costs were $116, $620 and $301 for the years ended December 31, 2010, 2011 and 2012, respectively.
Income taxes

Income taxes

Current income taxes are provided on the basis of income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are provided for using the liability method. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities and their respective tax bases, and for the expected future tax benefits from net operating loss carry-forwards, if any. Deferred tax assets and liabilities are measured using the enacted tax rates expected in the years of recovery or reversal and the effect from a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of enactment. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

The Company adopted the provisions of ASC740 Income Taxes (“ASC740”) to clarify the accounting for uncertainty in income taxes. In accordance with the provisions of ASC 740, the Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of comprehensive loss.

Foreign currency transactions and translation

Foreign currency transactions and translation

The functional currencies of the Company and its subsidiaries are their respective local currencies. The reporting currency of the Group is the United States Dollar (“USD”). Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured into the functional currency using exchange rates in effect at the balance sheet dates. These exchange differences are included in the consolidated statements of comprehensive loss.

Those entities that use a different functional currency other than USD are translated into USD using the applicable exchange rates at balance sheet dates for assets and liabilities and average exchange rates are used for the statements of operations. Translation adjustments resulting from translation of these consolidated financial statements are reflected as foreign currency translation adjustment in accumulated other comprehensive income in the shareholders’ equity.

Share-based compensation

Share-based compensation

The Company applies ASC 718 Compensation-Stock Compensation (“ASC 718”). Pursuant to ASC 718, the Company recognized share-based compensation over the requisite service period and performance condition for any share option and restricted share grants based on the fair values of share option and restricted share on the dates of grant. For the options that were repriced during the year ended December 31, 2012, in accordance with ASC 718, the Company recognized additional compensation cost for the excess of fair value of the modified share options issued over the fair value of the original share options at the date of the modification for all the original share options vested as of the modification date. The compensation cost due to the incremental fair value of the modified awards and the remaining balance of the unrecognized compensation cost for the unvested share options are recognized over the remaining requisite service periods of the modified awards. The Company does not receive any tax benefits or deductions from awards exercised.

The Company has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with graded vesting based on service conditions only provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

The Company accounts for share-based awards issued to non-employees in accordance with the provisions of ASC 718 and ASC 505-50 Equity-Based Payments to Non-Employees (“ASC 505-50”). The measurement date is the performance completion date due to a lack of performance commitment. Under ASC 505-50, the Company uses the Black-Scholes option pricing model method to measure the value of options granted to non-employees at each reporting date to determine the appropriate charge to share-based compensation.

Employee social security and welfare benefit plans

Employee social security and welfare benefit plans

All Chinese employees of the Company’s PRC subsidiaries participate in employee social security plans, including pension, medical, housing and other welfare benefits, organized and administered by relevant government authorities. The premiums and welfare benefit contributions that are borne by these entities are calculated based on percentages of the total salary of employees, subject to certain ceilings and are paid to the respective labor and social welfare authorities. The PRC government is responsible for the welfare benefit for the retired employees. The Group has no obligation for post retirement or other welfare benefits beyond the annual contributions.

The welfare benefits expenses were $3,145, $4,910 and $3,700 for the years ended December 31, 2010, 2011 and 2012, respectively.

Profit appropriation

Profit appropriation

The PRC subsidiaries and VIE of the Group are required to make appropriations to statutory reserve funds based on after-tax net income, after recouping prior years’ losses, determined in accordance with PRC GAAP.

Vimicro China is a wholly foreign-owned enterprise established in the PRC. In accordance with the “Law of the People’s Republic of China on Enterprises Operated Exclusively with Foreign Capital”, Vimicro China should set aside at least 10% of its net profit, after recouping prior years’ losses, determined under PRC GAAP to a statutory reserve fund before distributions to investors.

The appropriation of the net profit to the statutory reserve fund must be made annually until the accumulated reserve fund exceeds 50% of Vimicro China’s registered capital.

In accordance with the China Company Laws, the Company’s VIE should set aside at least 10% of its net profit, after recouping prior years’ losses, determined under PRC GAAP to a statutory reserve fund before distributions to investors. The appropriation of the net profit to the statutory reserve fund must be made annually until the accumulated reserve fund exceeds 50% of VIE’s registered capital.The PRC subsidiaries and VIE did not appropriate statutory reserve fund during the years ended December 31, 2010, 2011 and 2012 because of their losses.

Segment reporting

Segment reporting

In accordance with ASC 280 Segment Reporting (“ASC 280”), segment reporting is determined based on how the Group’s chief operating decision maker reviews operating results to make decisions about allocating resources and assessing performance for the Group. According to the management approach, the Group operates in two principal business segments, namely multimedia processors and, surveillance and security products. The Group does not allocate any assets to the two segments as management does not use this information to measure the performance of the reportable segments.

(Loss)/income per share

(Loss)/income per share

The Group computes (loss)/income per share in accordance with ASC 260 Earning Per share (“ASC 260”). Basic net (loss)/income per share is computed by dividing net (loss)/income by the weighted-average number of ordinary shares outstanding during the year. Diluted net (loss)/income per share is computed by dividing net (loss)/income by the sum of the weighted-average number of ordinary shares outstanding and, if dilutive, the potential ordinary shares outstanding during the year.

The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings per share by application of the treasury stock method. Potentially dilutive securities have been excluded from the computation of diluted (loss)/income per share if their inclusion is anti-dilutive.

The following table sets forth the computation of basic and diluted (loss)/income attributable to ordinary shareholders per share:

	Year ended December 31
	2010	2011	2012
Numerator:
(Loss)/income from continuing operations attributable to Vimicro International Corporation	(102)	(13,264)	1,383
Loss from discontinued operations attributable to Vimicro International Corporation	(18,542)	(14,936)	(2,002)
Net loss attributable to Vimicro International Corporation	(18,644)	(28,200)	(619)

Denominator (in number of shares):
Weighted-average ordinary shares outstanding - basic	147,815,985	145,123,889	123,253,931
Dilutive effect of stock options and restricted shares	—	—	4,370,516
Weighted-average number of ordinary shares outstanding—diluted	147,815,985	145,123,889	127,624,447

(Loss)/income per share - basic
Continuing operations	(0.00)	(0.09)	0.01
Discontinued operations	(0.13)	(0.10)	(0.02)
Total loss per share - basic	(0.13)	(0.19)	(0.01)
(Loss)/income per share - diluted
Continuing operations	(0.00)	(0.09)	0.01
Discontinued operations	(0.13)	(0.10)	(0.02)
Total loss per share - diluted	(0.13)	(0.19)	(0.01)

There were share options and non-vested restricted shares outstanding as of December 31, 2010 and 2011, which were excluded from the computation of loss per share for the years ended December 31, 2010 and 2011 because of their anti-dilutive effect. For the year ended December 31, 2012, 24,544,023 share options and non-vested restricted shares were excluded from the calculation of earnings per share because of their anti-dilutive effect. The dilutive effects of the options and non-vested restricted shares are calculated using the treasury stock method.

Comprehensive loss

Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive loss includes net loss and foreign currency translation adjustments and unrealized gain on marketable equity securities are presented in the consolidated statement of comprehensive loss. The Group adopted ASU No. 2011-05, Comprehensive loss (Topic 220), Presentation of Comprehensive loss, in the year ended December 31, 2012 by presenting items of net loss and other comprehensive income/(loss) in the consolidated statements of comprehensive loss.

Operating leases	Operating leases Rental payments under operating leases are charged to expense based on a straight- line method over the period of the leases.
Land use rights

Land use rights

Land use rights include prepayments towards acquisition and land use rights acquired. Land use rights acquired are stated at cost less accumulated amortization and impairment loss. Land use rights are amortized on a straight-line basis over their useful lives of up to 50 years.

Treasury stock	Treasury stock Treasury stock consists of shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury stock is accounted for under the cost method.
Recent accounting pronouncements

Recent accounting pronouncements

In February 2013, the Financial Accounting Standards Board issued ASU 2013-02, which adds new disclosure requirements for items reclassified out of accumulated other comprehensive income (“AOCI”). The ASU is intended to help entities improve the transparency of changes in other comprehensive income (OCI) and items reclassified out of AOCI in their financial statements. It does not amend any existing requirements for reporting net income or OCI in the financial statements. New disclosure requirements are effective for fiscal periods beginning after December 15, 2012 and should be applied prospectively. As the new ASU impacts presentation requirements only, the Company does not expect the adoption of this standard to have a material effect on the Company’s financial condition, results of operations and cash flows.

In March 2013, the FASB issued an authoritative pronouncement related to a parent company’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent company) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent company is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment. In addition, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events. The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The Company doesn’t expect that the adoption of this guidance will have a significant effect on its consolidated financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Concentration of risk
Summary of nonrecurring fair value measurements for each class of assets

	Fair Value Measurement at December 31, 2011
		Quoted Prices in Active	Significance	Significant
	December 31,	Markets for Identical	Other Observable	Unobservable Inputs (Level	Total
	2011	Assets (Level 1)	Inputs (Level 2)	3)	losses
Nonrecurring fair value measurements
Property, equipment and software	14,266	—	—	14,266	(1,743)
Intangible assets	—	—	—	—	(2,674)
Goodwill	—	—	—	—	(2,182)

	Fair Value Measurement at December 31, 2012
		Quoted Prices in
		Active	Significance	Significant
	December	Markets for	Other	Unobservable
	31,	Identical	Observable	Inputs (Level	Total
	2012	Assets (Level 1)	Inputs (Level 2)	3)	losses
Nonrecurring fair value measurements
Investment in unconsolidated affiliates, at cost (Vimicro Qingdao and Visiondigi)	—	—	—	—	(1,448)

Schedule of estimated useful lives

The Company does not take into consideration of the estimated residual values from January 1, 2010. The estimated useful lives are as follows:

Estimated useful lives

Equipment and office furniture	5 years
Mask and tooling	2 years
Motor vehicles	5 years
Purchased software	3 to 5 years
Leasehold improvements	Shorter of the lease term or the estimated useful lives

Schedule of changes of goodwill
	As of December 31
	2011	2012
Balance as of January 1	2,082	—
Impairment losses	(2,182)	—
Foreign currency translation adjustment	100	—
Balance as of December 31	—	—

Schedule of intangible assets useful lives from date of acquisition
Core technology	15.3 years
Trade name	1.3 years
Purchased software	5 years

Schedule of changes of intangible assets

	As of December 31, 2011
	Cost	Accumulated amortization	Impairment	Net
Core technology	2,437	(403)	(2,034)	—
Trade name	884	(884)	—	—
Software	1,190	(550)	(640)	—
	4,511	(1,837)	(2,674)	—

	As of December 31, 2012
	Cost	Accumulated amortization	Impairment	Net
Core technology	2,443	(371)	(2,072)	—
Trade name	886	(886)	—	—
	3,329	(1,257)	(2,072)	—

Summary of computation of basic and diluted (loss)/income attributable to ordinary shareholders

	Year ended December 31
	2010	2011	2012
Numerator:
(Loss)/income from continuing operations attributable to Vimicro International Corporation	(102)	(13,264)	1,383
Loss from discontinued operations attributable to Vimicro International Corporation	(18,542)	(14,936)	(2,002)
Net loss attributable to Vimicro International Corporation	(18,644)	(28,200)	(619)

Denominator (in number of shares):
Weighted-average ordinary shares outstanding - basic	147,815,985	145,123,889	123,253,931
Dilutive effect of stock options and restricted shares	—	—	4,370,516
Weighted-average number of ordinary shares outstanding—diluted	147,815,985	145,123,889	127,624,447

(Loss)/income per share - basic
Continuing operations	(0.00)	(0.09)	0.01
Discontinued operations	(0.13)	(0.10)	(0.02)
Total loss per share - basic	(0.13)	(0.19)	(0.01)
(Loss)/income per share - diluted
Continuing operations	(0.00)	(0.09)	0.01
Discontinued operations	(0.13)	(0.10)	(0.02)
Total loss per share - diluted	(0.13)	(0.19)	(0.01)

Customer concentration risk | Revenue
Concentration of risk
Summary of customers who accounted for more than 10% of the total revenue or accounts receivables
	Years ended December 31
	2010	2011	2012
Customer B	13%	11%	7%
Customer I	17%	4%	0%
Customer P	18%	56%	63%
Customer S	5%	13%	11%
Customer R	17%	2%	0%

Concentration of credit risk | Accounts Receivable
Concentration of risk
Summary of customers who accounted for more than 10% of the total revenue or accounts receivables
	As of December 31
	2011	2012
Customer P	20%	25%
Customer S	53%	49%

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS
Schedule of results of operations of Vimicro Wuxi and mobile business and Visiondigi were separately presented on the consolidated statements of operations and comprehensive loss under Discontinued Operations

	For the Year Ended December 31
	2010	2011	2012
Net revenue	27,185	12,539	1,367
Cost of revenue	(22,649)	(11,407)	(2,430)
Gross profit	4,536	1,132	(1,063)
Operating expenses	(24,845)	(15,027)	(1,289)
Net loss from operations before income tax	(20,309)	(13,895)	(2,352)
Other income/(loss)	17	9	(17)
Income tax expense	664	(1,278)	—
Net loss from operations	(19,628)	(15,164)	(2,369)
Net loss on disposal	(452)	(1,554)	(740)
Net loss	(20,080)	(16,718)	(3,109)

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES
Schedule of inventories
	As of December 31
	2011	2012
Inventories
Finished goods	13,579	8,488
Raw materials	4,577	2,748
Work in process	578	126
	18,734	11,362

PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	As of December 31
	2011	2012
Amounts due from employees	174	151
Hong Kong withholding tax refundable (Note 13(a))	988	—
Prepayments to suppliers and other third parties	806	2,822
Prepaid expenses	554	319
Other receivables	1,535	1,517
	4,057	4,809

PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software, net

	As of December 31
	2011	2012
Equipment and office furniture	11,714	10,875
Leasehold improvements	2,894	2,734
Mask and tooling	1,758	661
Motor vehicles	1,506	1,398
Purchased software	3,614	3,352
Construction in progress	9,891	18,017
	31,377	37,037
Less: accumulated depreciation	(15,368)	(15,015)
impairment loss	(1,743)	(1,565)
	14,266	20,457

LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS.
Schedule of land use rights
	As of December 31
	2011	2012
Cost:
Land use rights acquired	14,413	7,488
Prepayment for land use rights acquisition	7,694	7,713
	22,107	15,201
Less: accumulated amortization	(619)	(427)
	21,488	14,774

Schedule of estimated amortization expense of the land use rights acquired for each of next five years
$
For the years ending December 31,
2013	157
2014	157
2015	157
2016	157
2017 and thereafter	157

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31
	2011	2012
Accrued salaries and welfare expenses	3,729	2,928
Accrued professional fees	1,481	1,109
Payables to intellectual property suppliers	298	144
Payables to other suppliers	1,672	9,532
Payables to employees	87	29
Other accrued expenses	1,066	1,008
	8,333	14,750

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY
Summary of share repurchase

	ADS	Ordinary shares	Price per ADS (including brokerage commission)	Total consideration
2010	322,200	1,288,800	3.40 -3.81	1,172
2011	1,825,800	7,303,200	1.31-3.75	2,654
2012	5,955,796	23,823,184	0.89-1.38	7,396
	8,103,796	32,415,184		11,222

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION.
Summary of share options granted to both employees and non-employees

		Weighted-
	Number of	average
	options	exercise price
Outstanding at December 31, 2011	28,540,437	0.81
Options granted	2,575,885	*0.00
Options exercised	(425,744)	0.15
Options forfeited	(1,838,039)	1.04
Outstanding at December 31, 2012	28,852,539	0.42
Vested and expected to vest at December 31, 2012	27,659,837	0.43

* The exercise price was $0.0001.

Summary of restricted shares granted to both employees and non-employees
		Weighted
	Number of	average
	restricted	grant date
	shares	fair value
Non-vested at December 31, 2011	106,000	1.03
Vested	(44,000)	1.01
Non-vested at December 31, 2012	62,000	1.04

Summary of information with respect to options outstanding

The following table summarizes information with respect to options outstanding as of December 31, 2012.

	Options outstanding				Options exercisable
		Weighted-				Weighted-
		Average				average
		Remaining	Weighted-	Intrinsic		remaining	Weighted-	Intrinsic
Range of	Number of	Contractual	average	value as of	Number of	contractual	Average	value as of
exercise	options	life	exercise	December	options	life	Exercise	December
price	outstanding	(years)	price	31, 2012	exercisable	(years)	Price	31, 2012

0.01-0.38	21,682,228	5.03	0.19	2,476,034	14,845,093	3.43	0.19	1,744,629
0.40-0.63	143,700	4.14	0.52	—	138,900	3.98	0.53	—
0.68-0.97	1,684,794	4.81	0.77	—	1,403,294	4.26	0.75	—
1.00-1.39	541,570	4.92	1.24	—	493,570	4.69	1.26	—
1.47-1.60	639,036	1.97	1.59	—	639,036	1.97	1.59	—
1.73-2.10	267,700	2.73	1.92	—	267,700	2.73	1.92	—
2.27-2.59	630,000	3.44	2.50	—	630,000	3.44	2.50	—
2.75-2.82	522,500	3.22	2.80	—	522,500	3.22	2.80	—
3.00-3.37	205,500	3.32	3.14	—	205,500	3.32	3.14	—
4.22-4.55	2,535,511	8.93	0.25	730,391	140,000	3.29	4.46	—
	28,852,539	5.19	0.42	3,206,425	19,285,593	3.46	0.54	1,744,629

Employee | Five years vesting period
Share-based compensation
Schedule of assumptions for option grants

	2010	2011	2012
Risk-free interest rates (%) (1)	1.31-2.35	1.33-1.75	1.04-1.57
Expected life (2)	5-5.8 years	5.7-5.8 years	5.7-5.8 years
Expected dividend yield (%) (3)	—	—	—
Expected volatility (%) (4)	51-54	50-51	50-51

(1) The risk-free interest rate is based on the United States Treasury Bill for a term of 1, 5 or 7 years which is consistent with the expected life of the awards.

(2) From 2010, the Company calculates the expected life of share options based on historical record since the Company has sufficient historical exercise data.

(3) The Company currently has no history or expectation of paying dividends on its ordinary shares.

(4) The Company estimated volatility based on the historical volatilities of the Company.

Employee | One year vesting period
Share-based compensation
Schedule of assumptions for option grants

	2010	2011	2012
Risk-free interest rates (%) (1)	—	—	0.18-0.21
Expected life (2)	—	—	1 year
Expected dividend yield (%) (3)	—	—	—
Expected volatility (%) (4)	—	—	52-59

(1) The risk-free interest rate is based on the United States Treasury Bill for a term of 1, 5 or 7 years which is consistent with the expected life of the awards.

(2) From 2010, the Company calculates the expected life of share options based on historical record since the Company has sufficient historical exercise data.

(3) The Company currently has no history or expectation of paying dividends on its ordinary shares.

(4) The Company estimated volatility based on the historical volatilities of the Company.

Non-employee
Share-based compensation
Schedule of assumptions for option grants

	2010	2011	2012
Risk-free interest rates (%) (1)	1.04-2.75	0.79-2.31	0.56-1.22
Expected life (2)	5 years	5 years	5 years
Expected dividend yield (%) (3)	—	—	—
Expected volatility (%) (4)	51-54	50-51	50-51

(1) The risk-free interest rate is based on the United States Treasury Bill for a term of 5 years consistent with the expected life of the awards.

(2) The Company uses the vesting term of 5 years as the expected life of share options for non-employees.

(3) The Company currently has no history or expectation of paying dividends on its ordinary shares.

(4) The Company estimated volatility based on the historical volatilities of the Company.

RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
RESEARCH AND DEVELOPMENT EXPENSES
Schedule of research and development expenses
	Years ended December 31
	2010	2011	2012
Research and development	19,336	20,133	15,556
Less: research and development grants	(1,629)	(1,128)	(6,675)
Research and development, net	17,707	19,005	8,881

TAXATION (Tables)	12 Months Ended
Dec. 31, 2012
Taxation
Schedule of income tax benefit/(expense)
	Years ended December 31
	2010	2011	2012
Current income tax (expense)/benefit	(908)	388	(339)
Deferred income tax benefit	158	473	129
Income tax (expense)/benefit	(750)	861	(210)

Schedule of (loss)/income before income taxes

	Years ended December 31
	2010	2011	2012
Loss arising from China operations	5,356	(24,005)	(936)
Loss arising from non-China operations	(9,633)	(256)	(2,914)
- U.S.	33	45	30
- Hong Kong	(4,458)	2,259	(513)
- Cayman	(5,208)	(2,560)	(2,431)
Loss before income taxes and share of loss of an unconsolidated affiliate	(4,277)	(24,261)	(3,850)

Schedule of reconciliation between the statutory PRC EIT rate and the effective tax rate

	Years ended December 31
	2010	2011	2012
Statutory tax rate	25%	25%	25%
Effect of foreign tax rates differential	(30)%	(3)%	(16)%
Deferred tax rate differential	14%	6%	4%
Non-deductible expenses	(22)%	(1)%	(30)%
Change in valuation allowance	(5)%	(29)%	14%
Income tax in respect of prior years	—	6%	—
Others	—	—	(2)%
Effective income tax rate	(18)%	4%	(5)%

Schedule of significant components of deferred tax assets and liabilities

	As of December 31
	2011	2012
Deferred tax assets
Provision for doubtful accounts and slow-moving inventories	808	980
Accrued expenses, payroll and others	533	482
Difference in tax basis from ViSS acquisition	1,088	881
Difference in R&D expenses capitalization	3,125	3,133
Loss arising from disposal of assets due to operation discontinued	223	—
Non-operating loss carry-forwards	8,677	6,380
Others	1,884	1,906
Total deferred tax assets	16,338	13,762
Valuation allowance	(15,870)	(13,175)
Deferred tax assets, net of valuation allowance	468	587

Deferred tax liabilities
Differences in tax basis for property equipment and software, non-current	33	23
Total deferred tax liabilities	33	23

Classification on the consolidated balance sheets
Deferred tax assets — current	356	418
Deferred tax assets — non-current	112	169
Deferred tax liabilities — non-current	33	23

LONG-TERM BANK LOAN (Tables)	12 Months Ended
Dec. 31, 2012
Long-term bank loan
Schedule of contractual maturities of loans
Year	Amount

2013	—
2014	—
2015	1,432
2016	1,671
2017 and thereafter	1,670
Total long-term bank loan	4,773

Long-Term Bank Loan
Long-term bank loan
Schedule of Long-term debt
December 31, 2012
Loan from China Construction Bank, Tianjin branch, at 7.25% per annum	4,773

Total long-term bank loan	4,773

OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Other long-term debt
Schedule of other long-term liabilities
December 31, 2012

Interest free government loan	4,772

Total other long-term liabilities	4,772

RELATED PARTY TRANSACTION (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTION
Schedule of principal related parties with which the Group had transactions

Name of Related parties	Relationship with the Group
Tianjin SAMC	Non-controlling shareholder of Vimicro Tianjin
Vimicro Wuxi	0.1% equity investee of the Company
VMF Consulting Company	Owned by certain executives of the Company
Vimicro Qingdao	18% equity investee of the Company
Zhongtianxin	51% equity investee of the Company
Visiondigi	12.03% equity investee of the Company
Vimicro Xingguang	Owned by certain executives of the Company up to September 25, 2012

Summary of related party transactions

	Years Ended December 31
	2010	2011	2012
Sales
Ningbo Sunny Opotech Co., Ltd	329	72	—
Vimicro Qingdao	—	4,193	333
Vimicro Wuxi	2,764	—	—
Tianjin SAMC	—	—	523
Purchase of inventories
Ningbo Sunny Opotech Co., Ltd.	391	64	—
Loan from a related party
Vimicro Wuxi	11,325	—	—
Repayment of loan
Vimicro Wuxi	6,795	—	—

Schedule of related party balances

	As of December 31
	2011	2012
Amounts due from related parties:
Vimicro Qingdao	4,257	3,200
VMF Consulting Company	—	430
Vimicro Wuxi	477	2
Tianjin SAMC	97	422
Visiondigi	—	64
Zhongtianxin	—	107
Total	4,831	4,225
Amounts due to related parties:
Vimicro Wuxi	676	513
Zhongtianxin *	287	1,671
Total	963	2,184

* The amount due to Zhongtianxin represents the payable to Zhongtianxin related to prepayments made to vendors by Zhongtianxin on behalf of the Group.

SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING
Summary of information by business segment

Summarized information by business segment for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year Ended December 31, 2010
	PC multimedia processor business	Surveillance and security business	Intersegment elimination*	Consolidated

Revenue	69,146	5,524	(526)	74,144
Cost of revenue	(45,449)	(4,201)	553	(49,097)
Gross profit	23,697	1,323	27	25,047
Unallocated operating expenses				(31,843)
Unallocated non-operating income, net				2,519
Loss before income taxes				(4,277)

* The intersegment eliminations represented surveillance products Vimicro Hong Kong and Vimicro China sold to Vimicro Tianjin in 2010.

	Year Ended December 31, 2011
	PC multimedia processor business	Surveillance and security business	Intersegment elimination**	Consolidated

Revenue	47,857	12,083	(968)	58,972
Cost of revenue	(30,714)	(8,713)	968	(38,459)
Gross profit	17,143	3,370	—	20,513
Unallocated operating expenses				(49,134)
Unallocated non-operating income, net				4,360
Loss before income taxes				(24,261)

** The intersegment eliminations represented surveillance products Vimicro Hong Kong and Vimicro China sold to Vimicro Tianjin in 2011.

	Year Ended December 31, 2012
	PC multimedia processors business	Surveillance and security business	Intersegment elimination***	Consolidated

Revenue	53,435	17,760	(8)	71,187
Cost of revenue	(30,603)	(14,551)	8	(45,146)
Gross profit	22,832	3,209	—	26,041
Unallocated operating expenses				(31,747)
Unallocated non-operating income, net				1,856
Loss before income taxes expense				(3,850)

***The intersegment eliminations represented surveillance products Vimicro Tianjin sold to Vimicro China in 2012.

Schedule of revenue attributed by country of domicile of the entity
	Years Ended December 31
	2010	2011	2012
Revenue distribution
Mainland China	6,622	12,010	18,186
Hong Kong	67,522	46,962	53,001
	74,144	58,972	71,187

Summary of information regarding the distribution of long-lived assets by geographic region
	As of December 31
	2011	2012
Long-lived assets
Mainland China	37,608	40,349
Hong Kong	760	318
U.S.A	198	155
	38,566	40,822

Summary of the Group's revenues for each product class

	Years Ended December 31
	2010	2011	2012
PC Multimedia processor business segment:
PC camera multimedia products	52,999	41,535	48,778
Image sensors	14,666	5,439	4,233
Other products	1,481	883	424
Sub-total	69,146	47,857	53,435
Surveillance and security business segment:	5,524	12,083	17,760
Intersegment elimination	(526)	(968)	(8)
Total multimedia business	74,144	58,972	71,187

ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME
Movement of accumulated other comprehensive income

	Unrealized gain on marketable equity securities	Foreign currency translation adjustment	Total
Balance as of December 31, 2009	455	9,512	9,967
Foreign currency translation adjustment	—	1,503	1,503
Unrealized gain on marketable equity securities	1,280	—	1,280
Reclassification of unrealized gain on marketable equity securities into earnings	(367)	—	(367)
Balance as of December 31, 2010	1,368	11,015	12,383
Foreign currency translation adjustment	—	1,835	1,835
Unrealized gain on marketable equity securities	149	—	149
Reclassification of unrealized gain on marketable equity securities into earnings	(1,517)	—	(1,517)
Balance as of December 31, 2011	—	12,850	12,850
Foreign currency translation adjustment	—	12	12
Reclassification of foreign currency translation adjustment into earnings due to disposal of VMF Shanghai, net of tax	—	(1,468)	(1,468)
Balance as of December 31, 2012	—	11,394	11,394

NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2012
NONCONTROLLING INTERESTS
Schedule of changes in non-controlling interest

Total
noncontrolling interests
Balance as of December 31, 2009	35,838
Capital injection	2,296
Net loss	(6,463)
Foreign currency translation adjustment	1,032
Balance as of December 31, 2010	32,703
Capital injection	675
Net loss	(11,918)
Foreign currency translation adjustment	1,474
Balance as of December 31, 2011	22,934
Net loss	(6,637)
Foreign currency translation adjustment	(74)
Disposal of subsidiary	933
Balance as of December 31, 2012	17,156

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES.
Schedule of future minimum lease payments for non-cancelable operating leases
$
2013	2,119
2014	501
2015	237
2,857

CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
Schedule of balance sheets

	As of December 31
	2011	2012
Assets
Current assets:
Cash and cash equivalents	2,057	4,882
Amounts due from subsidiaries	64,303	62,904
Prepayments and other current assets, net	375	213
Total current assets	66,735	67,999
Investment in subsidiaries	19,774	10,880
Total assets	86,509	78,879
Liabilities and shareholders’ equity
Current liabilities:
Accrued expenses and other current liabilities	1,103	806
Shareholders’ equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 148,545,296 issued and 139,953,296 shares outstanding as of December 31, 2011 and 149,015,040 shares issued and 116,599,856 shares outstanding as of December 31, 2012.	15	15
Additional paid-in capital	158,879	161,017
Treasury stock at cost, 8,592,000 shares as of December 31, 2011 and 32,415,184 shares as of December 31, 2012.	(6,490)	(13,886)
Accumulated other comprehensive Loss	12,850	11,394
Accumulated deficit	(82,630)	(83,249)
Statutory reserve	2,782	2,782
Total shareholders’ equity	85,406	78,073
Total liabilities and shareholders’ equity	86,509	78,879

Schedule of statements of operations and comprehensive loss

	Years ended December 31
	2010	2011	2012
Operating expenses:
General and administrative	(1,752)	(1,815)	(1,638)
Loss from operations	(1,752)	(1,815)	(1,638)
Other income:
Interest income	12	—	1
Interest expense	—	—	(12)
Gain on disposal of marketable equity securities	367	1,517	—
Gain on disposal of equity interest	—	—	1,133
Others, net	228	159	159
Loss before income taxes	(1,145)	(139)	(357)
Income taxes expense	—	—	(41)
Loss before share of net loss of subsidiaries	(1,145)	(139)	(398)
Share of net loss of subsidiaries, net of taxes	(17,499)	(28,061)	(221)
Net loss	(18,644)	(28,200)	(619)
Loss attributable to ordinary shareholders	(18,644)	(28,200)	(619)
Other comprehensive income / (loss):
Foreign currency translation adjustment	1,503	1,835	12
Reclassification of foreign currency translation adjustment into earnings due to disposal of VMF Shanghai, net of tax	—	—	(1,468)
Unrealized gain on marketable equity securities	1,280	149	—
Reclassification of unrealized gain on marketable equity securities into earnings	(367)	(1,517)	—
Total other comprehensive income/(loss)	2,416	467	(1,456)
Total comprehensive loss	(16,228)	(27,733)	(2,075)

Schedule of statements of cash flows

	Years ended as of December 31
	2010	2011	2012
Cash flows from operating activities:
Net loss	(18,644)	(28,200)	(619)
Adjustments to reconcile net loss to net cash used in operating activities:
Share of net loss of subsidiaries	17,499	28,061	221
Gain on sale of marketable equity securities	(367)	(1,517)	—
Gain on disposal of equity interest	—	—	(1,133)
Changes in assets and liabilities:
Amounts due from subsidiaries	(11,795)	1,841	1,413
Prepayments and other current assets	—	(130)	162
Accrued expenses and other current liabilities	891	(112)	(297)
Net cash used in operating activities	(12,416)	(57)	(253)
Cash flows from investing activities:
Proceeds from disposal of marketable equity securities	387	1,585	—
Proceeds from disposal of equity interest of VMF Shanghai	—	—	10,410
Net cash provided by investing activities	387	1,585	10,410
Cash flows from financing activities:
Repurchase of shares	(1,172)	(2,654)	(7,396)
Proceeds from exercise of share options	78	—	64
Net cash used in financing activities	(1,094)	(2,654)	(7,332)
Net (decrease)/increase in cash and cash equivalents	(13,123)	(1,126)	2,825
Cash and cash equivalents at beginning of year	16,306	3,183	2,057
Cash and cash equivalents at end of year	3,183	2,057	4,882

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Individual third party Visiondigi	Jul. 31, 2012 Individual Shareholders of Visiondigi	Jul. 31, 2012 Individual Shareholders of Visiondigi Visiondigi USD ($)	Jul. 31, 2012 Individual Shareholders of Visiondigi Visiondigi CNY	Apr. 30, 2011 Individual Shareholders of Visiondigi Visiondigi	Dec. 31, 2012 Individual Shareholders of Visiondigi Visiondigi	Jul. 31, 2012 Ningbo Sunny Visiondigi USD ($)	Jul. 31, 2012 Ningbo Sunny Visiondigi CNY	Dec. 31, 2012 Ningbo Sunny Visiondigi	Jan. 31, 2010 Ningbo Sunny Visiondigi USD ($)	Jan. 31, 2010 Ningbo Sunny Visiondigi CNY	Dec. 31, 2012 Vimicro Shenzhen	Jun. 30, 2009 Vimicro Tianjin	Dec. 29, 2008 Vimicro Tianjin Tianjin SAMC USD ($)	Dec. 29, 2008 Vimicro Tianjin Tianjin SAMC CNY	Jun. 30, 2009 Vimicro Tianjin Tianjin SAMC VMF CNY	Dec. 31, 2012 Vimicro China item	Mar. 31, 2010 Vimicro China Visiondigi USD ($)	Mar. 31, 2010 Vimicro China Visiondigi CNY	Jan. 31, 2010 Vimicro China Visiondigi USD ($)	Jan. 31, 2010 Vimicro China Visiondigi CNY	Dec. 31, 2012 Vimicro China Visiondigi	Jul. 31, 2012 Vimicro China Visiondigi	Jul. 27, 2009 Vimicro China Visiondigi	Jul. 31, 2012 Vimicro China Individual third party Visiondigi USD ($)	Jul. 31, 2012 Vimicro China Individual third party Visiondigi CNY	Mar. 31, 2010 Vimicro China Investors Visiondigi USD ($)	Mar. 31, 2010 Vimicro China Investors Visiondigi CNY	Jul. 27, 2009 Vimicro China Individual Shareholders of Visiondigi	Jul. 27, 2009 Vimicro China Individual Shareholders of Visiondigi Visiondigi item	Dec. 31, 2012 Vimicro China Individual Shareholders of Visiondigi Visiondigi	Apr. 30, 2011 Vimicro China Ningbo Sunny Visiondigi	Dec. 31, 2012 Vimicro China Ningbo Sunny Visiondigi	Dec. 29, 2008 Vimicro China Vimicro Tianjin USD ($)	Dec. 29, 2008 Vimicro China Vimicro Tianjin CNY	Jun. 30, 2009 Vimicro China Vimicro Tianjin VMF	Dec. 31, 2012 VIE USD ($)	Dec. 31, 2012 VMF Shenzhen	Dec. 31, 2012 VMF Shenzhen Vimicro Shenzhen
ORGANIZATION AND PRINCIPAL ACTIVITIES
Equity interest (as a percent)			35.26%		17.91%	17.91%		15.89%	34.79%	34.79%	30.85%					49.99%	49.99%		100.00%					18.00%	18.00%	61.50%										49.99%	49.99%			100.00%	100.00%
Equity interest (as a percent)																															38.50%
Approved operating period														20 years
Contribution in cash as initial registered capital																$ 36,600,000	250,000,000																			$ 36,600,000	250,000,000
Option to purchase Tianjin SAMC's ownership interest																		250,000,000
Minimum period to exercise option to purchase ownership interest of investor																		1 year
Exclusive right to acquire beneficial ownership of maximum number of shares																																						250,000,000
Ownership interest percentage reserved for equity award scheme															15.00%
Number of wholly owned subsidiaries																			4
Number of individuals involved in forming majority owned consolidated subsidiaries																																3
Amount invested by investee	2,000	1,520,000										2,900,000	20,000,000
Consideration for increasing shareholding					250,000	1,590,000			490,000	3,090,000												1,400,000	9,850,000
Proportionately transferred equity interests (as a percent)																																		7.00%
Increase in cash contribution by investors																				800,000	5,300,000								1,500,000	10,000,000
Ownership interest percentage before increase in investment				15.89%					30.85%	30.85%
Ownership percentage of shareholding transferred as per agreement between shareholders							7.00%																				35.26%	35.26%
Consideration from disposal of equity interest																											49,000	310,686,000
Indirect shareholding interest held at cost (as a percent)																																	2.03%		3.94%
Current assets	103,503,000	98,620,000																																					1,475,000
Shareholder's equity	$ 78,073,000	$ 85,406,000																																					$ 1,469,000

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2)	12 Months Ended			1 Months Ended		1 Months Ended				12 Months Ended			1 Months Ended			12 Months Ended	0 Months Ended				1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Vimicro Qingdao	Dec. 31, 2011 Vimicro Qingdao	Nov. 30, 2012 Vimicro Xingguang Corporation USD ($)	Dec. 31, 2012 Vimicro China	Nov. 30, 2012 Vimicro Shanghai Vimicro Xingguang Corporation USD ($)	Nov. 30, 2012 VMF Shanghai USD ($)	Nov. 30, 2012 VMF Shanghai Vimicro Xingguang Corporation USD ($)	Dec. 31, 2010 Vimicro Wuxi USD ($)	Dec. 31, 2012 Vimicro Wuxi Vimicro China USD ($)	Dec. 31, 2012 Vimicro Wuxi Vimicro China CNY	Dec. 31, 2011 Vimicro Wuxi Vimicro China	Dec. 31, 2012 Vimicro Wuxi VMF Consulting Company USD ($)	Dec. 31, 2012 Vimicro Wuxi VMF Consulting Company CNY	Dec. 31, 2010 Vimicro Wuxi VMF Consulting Company	Dec. 31, 2012 Vimicro Wuxi VMF Consulting Company	Dec. 31, 2011 Mobile business Vimicro Qingdao USD ($) item	Dec. 31, 2011 Mobile business Vimicro China Vimicro Qingdao	Dec. 31, 2011 Mobile business Vimicro Wuxi Vimicro Qingdao	Dec. 31, 2011 Mobile business VMF Consulting Company Vimicro Qingdao	Jul. 31, 2012 Visiondigi USD ($)	Jul. 31, 2012 Visiondigi CNY
DISCONTINUED OPERATIONS
Percentage of equity interest transferred													4.90%	4.90%	95.00%	4.90%					35.26%	35.26%
Consideration from disposal of equity interest									$ 1,738,000	$ 427,000	2,700,000		$ 427,000	2,700,000							$ 49,000	310,686
Consideration from disposal of business																	4,202,000
Cash consideration of transfer of equity interest	10,410,000			10,410,000		10,410,000		10,410,000
Beneficially held equity interest		18.03%	19.44%							0.10%	0.10%	5.00%
Ownership interest percentage					100.00%													18.00%	19.00%	14.00%	18.00%	18.00%
Ownership interest percentage held by two former key employees of mobile business																	49.00%
Number of former key employees of mobile business who hold ownership interest in Vimicro Qingdao																	2
Gain from disposal subsidiary							$ 1,133,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended				12 Months Ended						1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2012 Visiondigi	Dec. 31, 2012 Visiondigi	Dec. 31, 2012 Vimicro Qingdao	Dec. 31, 2011 Vimicro Qingdao	Dec. 31, 2012 Zhongtianxin	Sep. 30, 2012 Zhongtianxin	Dec. 31, 2012 Vimicro China	Dec. 31, 2012 Vimicro China Visiondigi	Jul. 31, 2012 Vimicro China Visiondigi	Jul. 27, 2009 Vimicro China Visiondigi	Dec. 31, 2012 Vimicro China Vimicro Wuxi	Dec. 31, 2011 Vimicro China Vimicro Wuxi	Sep. 30, 2012 VMF Consulting Company Zhongtianxin
Investment in unconsolidated affiliate
Equity interest (as a percent)								49.00%							2.00%
Beneficially held equity interest				12.03%	18.03%	19.44%							0.10%	5.00%
Ownership interest percentage									100.00%	18.00%	18.00%	61.50%
Investments in unconsolidated affiliates, at cost	$ 2	$ 1,520				$ 1,428							$ 2	$ 92
Percentage of equity interest disposed			35.26%										4.90%
Equity method investment made							4,305
Loss recognized from equity method investment	$ 87						$ 87

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 02, 2010 Revised estimated residual values Equipment and office furniture, motor vehicles and software	Jan. 02, 2010 Revised estimated residual values Before revision of estimate Equipment and office furniture, motor vehicles and software	Dec. 31, 2010 Revised estimated residual values Adjustment
Use of estimates
Estimated residual values for equipment and office furniture, motor vehicles and software (as a percent)				0.00%	10.00%
Increase in loss from continuing operations	$ 4,147	$ 23,400	$ 5,027			$ 473
Increase in net loss	$ 7,256	$ 40,118	$ 25,107			$ 473
Loss per basic and diluted ordinary shares (in dollars per share)						$ 0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
Concentration of risk
Number of operating segments	2	2	2
Cash and cash equivalents and temporarily restricted cash	$ 58,125
Product concentration risk | Revenue | PC multimedia processors
Concentration of risk
Customers accounted for (as a percent)	75.00%	80.00%	93.00%
Product concentration risk | Revenue | Surveillance and security products
Concentration of risk
Customers accounted for (as a percent)	25.00%	20.00%	7.00%
Customer concentration risk | Product revenue | Top ten customers
Concentration of risk
Customers accounted for (as a percent)	91.00%	89.00%	89.00%
Number of major customers	10	10	10
Customer concentration risk | Revenue | Customer B
Concentration of risk
Customers accounted for (as a percent)	7.00%	11.00%	13.00%
Customer concentration risk | Revenue | Customer I
Concentration of risk
Customers accounted for (as a percent)	0.00%	4.00%	17.00%
Customer concentration risk | Revenue | Customer P
Concentration of risk
Customers accounted for (as a percent)	63.00%	56.00%	18.00%
Customer concentration risk | Revenue | Customer S
Concentration of risk
Customers accounted for (as a percent)	11.00%	13.00%	5.00%
Customer concentration risk | Revenue | Customer R
Concentration of risk
Customers accounted for (as a percent)	0.00%	2.00%	17.00%
Concentration of credit risk | Accounts Receivable | Customer P
Concentration of risk
Customers accounted for (as a percent)	25.00%	20.00%
Concentration of credit risk | Accounts Receivable | Customer S
Concentration of risk
Customers accounted for (as a percent)	49.00%	53.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Long-lived assets to be disposed of and discontinued operations
Long-lived asset classified as held for sale	$ 0
Disposal group classified as held for sale	0
Nonrecurring fair value measurements | Total losses
Fair value of financial measurements
Property, equipment and software		(1,743,000)
Intangible assets		(2,674,000)
Goodwill		(2,182,000)
Nonrecurring fair value measurements | Total losses | Vimicro Qingdao and Visiondigi
Fair value of financial measurements
Investment in unconsolidated affiliates, at cost (Vimicro Qingdao and Visiondigi)	(1,448,000)
Nonrecurring fair value measurements | Estimated fair value
Fair value of financial measurements
Property, equipment and software		14,266,000
Nonrecurring fair value measurements | Significant Unobservable Inputs (Level 3)
Fair value of financial measurements
Property, equipment and software		$ 14,266,000
Period whose discounted cash flow is considered to calculate fair value of investments	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5)	1 Months Ended					0 Months Ended				1 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Vimicro China	Dec. 31, 2012 Vimicro Qingdao USD ($)	Dec. 31, 2011 Vimicro Qingdao USD ($)	Dec. 31, 2011 Mobile business Vimicro Qingdao USD ($) item	Dec. 31, 2011 Mobile business Vimicro Qingdao Vimicro China	Dec. 31, 2011 Mobile business Vimicro Qingdao Vimicro Wuxi	Dec. 31, 2011 Mobile business Vimicro Qingdao VMF Consulting Company	Jul. 31, 2012 Visiondigi USD ($) item	Jul. 31, 2012 Visiondigi CNY	Jul. 31, 2012 Visiondigi Ningbo Sunny	Jul. 31, 2012 Visiondigi Individual Shareholders of Visiondigi item
DISCONTINUED OPERATIONS
Ownership interest percentage			100.00%				18.00%	19.00%	14.00%	18.00%	18.00%
Ownership interest percentage held by two former key employees of mobile business						49.00%
Number of former key employees of mobile business who hold ownership interest in Vimicro Qingdao						2
Impairment of investments	$ 1,432,000									$ 16,000
Percentage of equity interest transferred										35.26%	35.26%
Consideration from disposal of equity interest										49,000	310,686
Consideration from disposal of business						4,202,000
Beneficially held equity interest				18.03%	19.44%
Investments in unconsolidated affiliates, at cost	$ 2,000	$ 1,520,000			$ 1,428,000					$ 16,000
Indirect ownership interest percentage continued to be held in discontinued operation												3.94%	2.03%
Number of individuals involved in forming majority owned consolidated subsidiaries										3	3		3

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6)	12 Months Ended
Dec. 31, 2012
Equipment and office furniture
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful life	5 years
Mask and tooling
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful life	2 years
Motor vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful life	5 years
Purchased software | Minimum
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful life	3 years
Purchased software | Maximum
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated useful life	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2011 Surveillance and security products	Dec. 31, 2009 Vimicro Tianjin ViSS business	Dec. 31, 2012 Vimicro China	Dec. 31, 2012 VIE
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of reporting units	2	2	2
Impairment of goodwill
Goodwill resulted in acquisition					$ 2,019
Balance as of the beginning of the period		2,082
Impairment losses		(2,182)		(2,182)
Foreign currency translation adjustment		100
Balance as of the end of the period			$ 2,082
Profit appropriation
Minimum percentage of net profit to be allocated to statutory reserve fund						10.00%	10.00%
Amount up to which appropriation required to be made to statutory reserve fund						50.00%	50.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 8) (USD $)	12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Core technology	Dec. 31, 2011 Core technology	Dec. 31, 2012 Trade name	Dec. 31, 2011 Trade name	Dec. 31, 2012 Software	Dec. 31, 2011 Software	Dec. 31, 2009 ViSS business	Dec. 31, 2009 Visiondigi
Impairment of property, plant and equipment and intangibles
Residual value	$ 0
Intangible assets useful lives				15 years 3 months 18 days		1 year 3 months 18 days		5 years
Fair value of acquired intangible assets										3,065,000	1,098,000
Changes of intangible assets
Cost	3,329,000	4,511,000		2,443,000	2,437,000	886,000	884,000		1,190,000
Accumulated amortization	(1,257,000)	(1,837,000)		(371,000)	(403,000)	(886,000)	(884,000)		(550,000)
Impairment	(2,072,000)	(2,674,000)		(2,072,000)	(2,034,000)				(640,000)
Amortization expenses of intangible assets	0	155,000	765,000
Long-lived asset classified as held for sale	$ 0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 9) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
Advertising costs
Advertising costs charged to expense	$ 301,000	$ 620,000	$ 116,000
Employee social security and welfare benefit plans
Obligation for post retirement or other welfare benefits beyond the annual contributions	0
Welfare benefits expenses	3,700,000	4,910,000	3,145,000
Segment reporting
Number of principal business segments	2	2	2
Numerator:
(Loss)/income from continuing operations attributable to Vimicro International Corporation	1,383,000	(13,264,000)	(102,000)
Loss from discontinued operations attributable to Vimicro International Corporation	(2,002,000)	(14,936,000)	(18,542,000)
Loss attributed to Vimicro International Corporation	$ (619,000)	$ (28,200,000)	$ (18,644,000)
Denominator (in number of shares):
Weighted-average ordinary shares outstanding - basic	123,253,931	145,123,889	147,815,985
Dilutive effect of stock options and restricted shares (in shares)	4,370,516
Weighted-average number of ordinary shares outstanding-diluted	127,624,447	145,123,889	147,815,985
(Loss)/income per share - basic
Continuing operations (in dollars per share)	$ 0.01	$ (0.09)	$ 0
Discontinued operations (in dollars per share)	$ (0.02)	$ (0.1)	$ (0.13)
Total loss per share - basic (in dollars per share)	$ (0.01)	$ (0.19)	$ (0.13)
(Loss)/income per share - diluted
Continuing operations (in dollars per share)	$ 0.01	$ (0.09)	$ 0
Discontinued operations (in dollars per share)	$ (0.02)	$ (0.1)	$ (0.13)
Total loss per share - diluted (in dollars per share)	$ (0.01)	$ (0.19)	$ (0.13)
Anti-dilutive shares
Share options and non-vested restricted shares outstanding	24,544,023
Maximum
Product Warranty
Period of warranties	3 years
Revenue recognition
Credit term of distributors	90 days
Minimum
Product Warranty
Period of warranties	1 year
Revenue recognition
Credit term of distributors	30 days

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 10) (Land use rights, Maximum)	12 Months Ended
Dec. 31, 2012
Land use rights | Maximum
LAND USE RIGHTS
Maximum useful life of land use rights	50 years

DISCONTINUED OPERATIONS (Details)	12 Months Ended				0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended				0 Months Ended				1 Months Ended		12 Months Ended				1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Vimicro China	Apr. 30, 2013 Vimicro Qingdao USD ($)	Dec. 31, 2012 Vimicro Qingdao USD ($)	Dec. 31, 2011 Vimicro Qingdao	Dec. 31, 2010 Vimicro Wuxi USD ($)	Dec. 31, 2012 Vimicro Wuxi USD ($)	Dec. 31, 2010 Vimicro Wuxi USD ($)	Dec. 31, 2012 Vimicro Wuxi VMF Consulting Company USD ($)	Dec. 31, 2012 Vimicro Wuxi VMF Consulting Company CNY	Dec. 31, 2010 Vimicro Wuxi VMF Consulting Company	Dec. 31, 2012 Vimicro Wuxi VMF Consulting Company	Dec. 31, 2012 Vimicro Wuxi Vimicro China USD ($)	Dec. 31, 2012 Vimicro Wuxi Vimicro China CNY	Dec. 31, 2011 Vimicro Wuxi Vimicro China	Dec. 31, 2011 Mobile business Vimicro Qingdao USD ($) item	Dec. 31, 2011 Mobile business Vimicro Qingdao VMF Consulting Company	Dec. 31, 2011 Mobile business Vimicro Qingdao Vimicro China	Dec. 31, 2011 Mobile business Vimicro Qingdao Vimicro Wuxi	Jul. 31, 2012 Visiondigi USD ($) item	Jul. 31, 2012 Visiondigi CNY	Dec. 31, 2012 Visiondigi USD ($)	Dec. 31, 2011 Visiondigi USD ($)	Dec. 31, 2010 Visiondigi USD ($)	Jul. 31, 2012 Visiondigi Ningbo Sunny	Jul. 31, 2012 Visiondigi Individual Shareholders of Visiondigi item
DISCONTINUED OPERATIONS
Percentage of equity interest disposed											4.90%	4.90%	95.00%	4.90%								35.26%	35.26%
Consideration from disposal of equity interest								$ 1,738,000			$ 427,000	2,700,000			$ 427,000	2,700,000						$ 49,000	310,686
Consideration from disposal of business																		4,202,000
Gain (loss) on divestiture										454,000												(740,000)
Disposal of equity interest																						3526.00%	3526.00%
Gain on disposal of interest									339,000
Assets derecognized																						4,082,000
Liabilities derecognized																						5,847,000
Ownership interest percentage				100.00%															14.00%	18.00%	19.00%	18.00%	18.00%
Beneficially held equity interest						18.03%	19.44%								0.10%	0.10%	5.00%
Ownership interest percentage held by two former key employees of mobile business																		49.00%
Number of former key employees of mobile business who hold ownership interest in Vimicro Qingdao																		2
Forgiven payment receivable from related party under a settlement agreement	(1,186,000)					1,186,000
Amount to be received for forgiveness of dues from related party by 30 June 2013						2,900,000
Payment received from related party					1,000,000
Amount expected to be received for forgiveness of dues from related party						1,900,000
Outstanding amount written off						1,186,000																1,747,000
Indirect shareholding interest held at cost (as a percent)																											3.94%	2.03%
Number of individuals involved in forming majority owned consolidated subsidiaries																						3	3					3
Shareholding percentage held																												2.03%
Prepayment to related parties																								292,000	4,904,000	47,000
Inventory received																								33,000	3,765,000	102,000
Results of operations of Vimicro Wuxi and mobile business separately presented on the consolidated statements of operations and comprehensive loss under Discontinued Operations
Net revenue	1,367,000	12,539,000	27,185,000
Cost of revenue	(2,430,000)	(11,407,000)	(22,649,000)
Gross profit	(1,063,000)	1,132,000	4,536,000
Operating expenses	(1,289,000)	(15,027,000)	(24,845,000)
Net loss from operations before income tax	(2,352,000)	(13,895,000)	(20,309,000)
Other income/(loss)	(17,000)	9,000	17,000
Income tax expense		(1,278,000)	664,000
Net loss from operations	(2,369,000)	(15,164,000)	(19,628,000)
Net loss on disposal	(740,000)	(1,554,000)	(452,000)
Net loss	$ (3,109,000)	$ (16,718,000)	$ (20,080,000)

RESTRICTED CASH (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
RESTRICTED CASH
Restricted cash representing government grant received	$ 2,593	$ 3,520

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES
Finished goods	$ 8,488	$ 13,579
Raw materials	2,748	4,577
Work in process	126	578
Inventory, Net, Total	11,362	18,734
Consignment inventory included in finished goods	2,566	830
Inventory reserve	$ 2,689	$ 2,543

PREPAYMENTS AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PREPAYMENTS AND OTHER CURRENT ASSETS
Amounts due from employees	$ 151	$ 174
Hong Kong withholding tax refundable		988
Prepayments to suppliers and other third parties	2,822	806
Prepaid expenses	319	554
Other receivables	1,517	1,535
Prepayments and other current assets	$ 4,809	$ 4,057

PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	$ 37,037	$ 31,377
Less: accumulated depreciation	(15,015)	(15,368)
impairment loss	(1,565)	(1,743)
Property equipment and software, net	20,457	14,266
Depreciation expenses	2,038	3,806	2,597
Capitalized interest expenses	55
Impairment loss		(1,743)
Equipment and office furniture
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	10,875	11,714
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	2,734	2,894
Mask and tooling
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	661	1,758
Motor vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	1,398	1,506
Purchased software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	3,352	3,614
Construction in progress
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	18,017	9,891
Amount of construction in progress to secure long-term bank loan of Vimicro Tianjin by means of a collateral	$ 17,209

LAND USE RIGHTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
LAND USE RIGHTS
Cost of land use rights, gross	$ 3,329	$ 4,511
Less: accumulated amortization	(1,257)	(1,837)
Amortization expenses	0	155	765
Land use rights
LAND USE RIGHTS
Land use rights acquired	7,488	14,413
Prepayment for land use rights acquisition	7,713	7,694
Cost of land use rights, gross	15,201	22,107
Less: accumulated amortization	(427)	(619)
Net	14,774	21,488
Carrying value of land use rights pledged to secure the long-term bank loan of Vimicro Tianjin	2,107
Amortization expenses	245	265	248
Estimated amortization expense of land use rights acquired
2013	157
2014	157
2015	157
2016	157
2017 and thereafter	$ 157

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued salaries and welfare expenses	$ 2,928	$ 3,729
Accrued professional fees	1,109	1,481
Payables to intellectual property suppliers	144	298
Payables to other suppliers	9,532	1,672
Payables to employees	29	87
Other accrued expenses	1,008	1,066
Accrued expenses and other current liabilities	$ 14,750	$ 8,333

SHAREHOLDERS' EQUITY (Details) (USD $)	0 Months Ended	12 Months Ended			36 Months Ended
	Oct. 12, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
SHAREHOLDERS' EQUITY
Shares authorized for issuance		500,000,000	500,000,000		500,000,000
Nominal or par value of shares (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Maximum share repurchase amounts	$ 25,000
Reissuance of shares		0
Share repurchase program
Shares		23,823,184	7,303,200	1,288,800	32,415,184
Total consideration		$ 7,396,000	$ 2,654,000	$ 1,172,000	$ 11,222,000
American Depository Shares
Share repurchase program
Shares		5,955,796	1,825,800	322,200	8,103,796
American Depository Shares | Minimum
Share repurchase program
Price per ADS (including brokerage commission) (in dollars per share)		$ 0.89	$ 1.31	$ 3.4
American Depository Shares | Maximum
Share repurchase program
Price per ADS (including brokerage commission) (in dollars per share)		$ 1.38	$ 3.75	$ 3.81

SHARE-BASED COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended									12 Months Ended						12 Months Ended					12 Months Ended													12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2011 Resigned senior executive Ordinary Shares item	Dec. 31, 2011 Resigned senior executive Ordinary Shares	Dec. 31, 2012 Share options	Dec. 31, 2012 Share options Key employees and board directors	Dec. 31, 2011 Share options Key employees and board directors	Dec. 31, 2010 Share options Key employees and board directors	May 18, 2012 Share options Key employees and board directors	Mar. 27, 2008 Share options Key employees and board directors	May 18, 2012 Share options Key employees and board directors Minimum	May 18, 2012 Share options Key employees and board directors Maximum	Dec. 31, 2012 2004 Plan	Dec. 31, 2012 2004 Plan Share options Employee	Dec. 31, 2011 2004 Plan Share options Employee	Dec. 31, 2010 2004 Plan Share options Employee	Dec. 31, 2012 2004 Plan Share options Employee Minimum	Dec. 31, 2012 2004 Plan Share options Employee Maximum	Dec. 31, 2012 2004 Plan Share options Non-employee	Dec. 31, 2011 2004 Plan Share options Non-employee	Dec. 31, 2010 2004 Plan Share options Non-employee	Dec. 31, 2012 2004 Plan Share options Non-employee Minimum	Dec. 31, 2012 2004 Plan Share options Non-employee Maximum	Dec. 31, 2012 2005 Plan	Dec. 31, 2005 2005 Plan	Dec. 31, 2012 2005 Plan Share options Employee	Dec. 31, 2011 2005 Plan Share options Employee	Dec. 31, 2010 2005 Plan Share options Employee	Dec. 31, 2012 2005 Plan Share options Employee Three years vesting period	Dec. 31, 2012 2005 Plan Share options Employee Five years vesting period	Dec. 31, 2012 2005 Plan Share options Employee One year vesting period	Dec. 31, 2012 2005 Plan Share options Non-employee	Dec. 31, 2011 2005 Plan Share options Non-employee	Dec. 31, 2010 2005 Plan Share options Non-employee	Dec. 31, 2012 2005 Plan Share options Non-employee Minimum	Dec. 31, 2012 2005 Plan Share options Non-employee Maximum	Dec. 31, 2012 2005 Plan Share options Key employees One year vesting period item	Dec. 31, 2012 2005 Plan Restricted shares Employee	Dec. 31, 2011 2005 Plan Restricted shares Employee	Dec. 31, 2010 2005 Plan Restricted shares Employee	Dec. 31, 2012 2005 Plan Restricted shares Employee Minimum	Dec. 31, 2012 2005 Plan Restricted shares Employee Maximum	Dec. 31, 2012 2005 Plan Restricted shares Non-employee Three years vesting period	Dec. 31, 2012 2005 Plan Restricted shares Non-employee One year vesting period
Share-based compensation
Share-based compensation expense recognized (in dollars)					$ 2		$ 2,074	$ 2,421	$ 4,063								$ 68					$ 1					$ 1,313	$ 2,126	$ 3,373				$ 2	$ 4	$ 18				$ 44	$ 123	$ 318
Number of share option plans	2
Contractual life	10 years
Ordinary shares reserved for grant														12,541,080											13,065,505
Vesting period														5 years																3 years	5 years											1 year	5 years	3 years	1 year
Percentage of share options vesting in one year after the grant date														20.00%																33.30%	20.00%	16.70%													100.00%
Initial share options vesting period														1 year																1 year	1 year
Percentage of share options vesting semi-annually over the remaining period														10.00%																16.70%	10.00%
Period during which the remainder of the options will vest														4 years																2 years	4 years
Percentage of the shares vesting monthly														1.60%																														2.70%
Total share options granted															10,006,600					664,800								29,178,152					1,134,500
Exercise price of options granted (in dollars per share)						$ 0.0001
Exercise price of total share options granted (in dollars per share)																		$ 1.6	$ 3				$ 1.6	$ 2.5			$ 0.0001									$ 1.11	$ 4.55
Options transferred from 2004 Plan (in shares)																									3,065,505
Additional shares authorized for future grants																									18,000,000	10,000,000
Number of quarters of performance review considered for vesting schedule of 16.7%																																						3
Percentage of shares that will vest on satisfactory evaluation for every quarterly performance review																																						50.00%
Share options granted (in shares)						2,575,885																					2,575,885
Total restricted shares granted																																							3,440,600					200,000	30,000
Repriced outstanding options (in shares)										20,484,420
Original exercise price (in dollars per share)												$ 0.32	$ 4.55
Recognized re-pricing related share-based compensation expense (in dollars)							715	162	285
Repriced exercise price of options (in dollars per share)										$ 0.195	$ 0.7
Ordinary shares granted
Ordinary shares granted				4,000
Par value of ordinary shares granted (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Number of resigned employees to whom shares were issued				1
Income tax benefit recognized for share-based compensation arrangements	0	0	0
Tax deduction claimed	$ 0	$ 0	$ 0

SHARE-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted shares additional disclosures
Capitalized share-based compensation expenses	$ 0	$ 0	$ 0
Share options
Number of options
Outstanding at the beginning of the period (in shares)	28,540,437
Options granted (in shares)	2,575,885
Options exercised (in shares)	(425,744)
Options forfeited (in shares)	(1,838,039)
Outstanding at the end of the period (in shares)	28,852,539	28,540,437
Vested and expected to vest at the end of the period (in shares)	27,659,837
Weighted-average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 0.81
Options granted (in dollars per share)	$ 0.0001
Options exercised (in dollars per share)	$ 0.15
Options forfeited (in dollars per share)	$ 1.04
Outstanding at the end of the period (in dollars per share)	$ 0.42	$ 0.81
Vested and expected to vest at the end of the period (in dollars per share)	$ 0.43
Options additional disclosure
Total intrinsic value of options exercised (in dollars)	125,000		250,000
Aggregate intrinsic value for share options vested and expected to vest (in dollars)	29,909,000
Weighted-average remaining contractual life for share options vested and expected to vest	5 years 18 days
Weighted-average grant date fair value of options granted (in dollars per share)	$ 0.33	$ 0.18	$ 0.43
Total unrecognized share-based compensation expense related to share options (in dollars)	1,423,000
Weighted-average vesting period for recognition of unrecognized share-based compensation expense	3 years 3 months 14 days
Restricted shares
Options additional disclosure
Weighted-average vesting period for recognition of unrecognized share-based compensation expense	1 year 5 months 1 day
Number of restricted shares
Non-vested at the beginning of the period (in shares)	106,000
Vested (in shares)	(44,000)
Non-vested at the end of the period (in shares)	62,000	106,000
Weighted Average grant date fair value
Non-vested at the beginning of the period (in dollars per share)	$ 1.03
Vested (in dollars per share)	$ 1.01
Non-vested at the end of the period (in dollars per share)	$ 1.04	$ 1.03
Restricted shares additional disclosures
Total unrecognized share-based compensation expense related to restricted shares (in dollars)	36,000
Total fair value of shares vested (in dollars)	$ 14,000	$ 66,000	$ 482,000

SHARE-BASED COMPENSATION (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Options outstanding
Number of options outstanding (in shares)	28,852,539
Weighted-Average Remaining Contractual life	5 years 2 months 8 days
Weighted-average exercise price (in dollars per share)	$ 0.42
Intrinsic value at the end of the period (in dollars)	$ 3,206,425
Options exercisable
Number of options exercisable (in shares)	19,285,593
Weighted-average remaining contractual life	3 years 5 months 16 days
Weighted-average exercise price (in dollars per share)	$ 0.54
Intrinsic value at the end of the period (in dollars)	1,744,629
0.01-0.38
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 0.01
Exercise prices, high end of range (in dollars per share)	$ 0.38
Options outstanding
Number of options outstanding (in shares)	21,682,228
Weighted-Average Remaining Contractual life	5 years 11 days
Weighted-average exercise price (in dollars per share)	$ 0.19
Intrinsic value at the end of the period (in dollars)	2,476,034
Options exercisable
Number of options exercisable (in shares)	14,845,093
Weighted-average remaining contractual life	3 years 5 months 5 days
Weighted-average exercise price (in dollars per share)	$ 0.19
Intrinsic value at the end of the period (in dollars)	1,744,629
0.40-0.63
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 0.4
Exercise prices, high end of range (in dollars per share)	$ 0.63
Options outstanding
Number of options outstanding (in shares)	143,700
Weighted-Average Remaining Contractual life	4 years 1 month 20 days
Weighted-average exercise price (in dollars per share)	$ 0.52
Options exercisable
Number of options exercisable (in shares)	138,900
Weighted-average remaining contractual life	3 years 11 months 23 days
Weighted-average exercise price (in dollars per share)	$ 0.53
0.68-0.97
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 0.68
Exercise prices, high end of range (in dollars per share)	$ 0.97
Options outstanding
Number of options outstanding (in shares)	1,684,794
Weighted-Average Remaining Contractual life	4 years 9 months 22 days
Weighted-average exercise price (in dollars per share)	$ 0.77
Options exercisable
Number of options exercisable (in shares)	1,403,294
Weighted-average remaining contractual life	4 years 3 months 4 days
Weighted-average exercise price (in dollars per share)	$ 0.75
1.00-1.39
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 1
Exercise prices, high end of range (in dollars per share)	$ 1.39
Options outstanding
Number of options outstanding (in shares)	541,570
Weighted-Average Remaining Contractual life	4 years 11 months 1 day
Weighted-average exercise price (in dollars per share)	$ 1.24
Options exercisable
Number of options exercisable (in shares)	493,570
Weighted-average remaining contractual life	4 years 8 months 8 days
Weighted-average exercise price (in dollars per share)	$ 1.26
1.47-1.60
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 1.47
Exercise prices, high end of range (in dollars per share)	$ 1.6
Options outstanding
Number of options outstanding (in shares)	639,036
Weighted-Average Remaining Contractual life	1 year 11 months 19 days
Weighted-average exercise price (in dollars per share)	$ 1.59
Options exercisable
Number of options exercisable (in shares)	639,036
Weighted-average remaining contractual life	1 year 11 months 19 days
Weighted-average exercise price (in dollars per share)	$ 1.59
1.73-2.10
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 1.73
Exercise prices, high end of range (in dollars per share)	$ 2.1
Options outstanding
Number of options outstanding (in shares)	267,700
Weighted-Average Remaining Contractual life	2 years 8 months 23 days
Weighted-average exercise price (in dollars per share)	$ 1.92
Options exercisable
Number of options exercisable (in shares)	267,700
Weighted-average remaining contractual life	2 years 8 months 23 days
Weighted-average exercise price (in dollars per share)	$ 1.92
2.27-2.59
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 2.27
Exercise prices, high end of range (in dollars per share)	$ 2.59
Options outstanding
Number of options outstanding (in shares)	630,000
Weighted-Average Remaining Contractual life	3 years 5 months 8 days
Weighted-average exercise price (in dollars per share)	$ 2.5
Options exercisable
Number of options exercisable (in shares)	630,000
Weighted-average remaining contractual life	3 years 5 months 8 days
Weighted-average exercise price (in dollars per share)	$ 2.5
2.75-2.82
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 2.75
Exercise prices, high end of range (in dollars per share)	$ 2.82
Options outstanding
Number of options outstanding (in shares)	522,500
Weighted-Average Remaining Contractual life	3 years 2 months 19 days
Weighted-average exercise price (in dollars per share)	$ 2.8
Options exercisable
Number of options exercisable (in shares)	522,500
Weighted-average remaining contractual life	3 years 2 months 19 days
Weighted-average exercise price (in dollars per share)	$ 2.8
3.00-3.37
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 3
Exercise prices, high end of range (in dollars per share)	$ 3.37
Options outstanding
Number of options outstanding (in shares)	205,500
Weighted-Average Remaining Contractual life	3 years 3 months 25 days
Weighted-average exercise price (in dollars per share)	$ 3.14
Options exercisable
Number of options exercisable (in shares)	205,500
Weighted-average remaining contractual life	3 years 3 months 25 days
Weighted-average exercise price (in dollars per share)	$ 3.14
4.22-4.55
Information with respect to options outstanding
Exercise prices, low end of range (in dollars per share)	$ 4.22
Exercise prices, high end of range (in dollars per share)	$ 4.55
Options outstanding
Number of options outstanding (in shares)	2,535,511
Weighted-Average Remaining Contractual life	8 years 11 months 5 days
Weighted-average exercise price (in dollars per share)	$ 0.25
Intrinsic value at the end of the period (in dollars)	$ 730,391
Options exercisable
Number of options exercisable (in shares)	140,000
Weighted-average remaining contractual life	3 years 3 months 14 days
Weighted-average exercise price (in dollars per share)	$ 4.46

SHARE-BASED COMPENSATION (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assumptions for options with 5 years vesting period after grant date
Expected dividend yield (as a percent)	0.00%
Share options | Employee | Five years vesting period
Assumptions for options with 5 years vesting period after grant date
Minimum risk-free interest rates (as a percent)	1.04%	1.33%	1.31%
Maximum risk-free interest rates (as a percent)	1.57%	1.75%	2.35%
Minimum expected volatility (as a percent)	50.00%	50.00%	51.00%
Maximum expected volatility (as a percent)	51.00%	51.00%	54.00%
United States Treasury Bill term	1 year
Share options | Employee | One year vesting period
Assumptions for options with 5 years vesting period after grant date
Minimum risk-free interest rates (as a percent)	0.18%
Maximum risk-free interest rates (as a percent)	0.21%
Expected life	1 year
Minimum expected volatility (as a percent)	52.00%
Maximum expected volatility (as a percent)	59.00%
Share options | Employee | Minimum
Share-based compensation
Estimated grant date fair values of each option outstanding (in dollars per share)	0
Share options | Employee | Minimum | Five years vesting period
Assumptions for options with 5 years vesting period after grant date
Expected life	5 years 8 months 12 days	5 years 8 months 12 days	5 years
United States Treasury Bill term	5 years
Share options | Employee | Maximum
Share-based compensation
Estimated grant date fair values of each option outstanding (in dollars per share)	3.36
Share options | Employee | Maximum | Five years vesting period
Assumptions for options with 5 years vesting period after grant date
Expected life	5 years 9 months 18 days	5 years 9 months 18 days	5 years 9 months 18 days
United States Treasury Bill term	7 years
Share options | Non-employee | Five years vesting period
Assumptions for options with 5 years vesting period after grant date
Minimum risk-free interest rates (as a percent)	0.56%	0.79%	1.04%
Maximum risk-free interest rates (as a percent)	1.22%	2.31%	2.75%
Expected life	5 years	5 years	5 years
Minimum expected volatility (as a percent)	50.00%	50.00%	51.00%
Maximum expected volatility (as a percent)	51.00%	51.00%	54.00%
United States Treasury Bill term	5 years
Share options | Non-employee | Minimum
Share-based compensation
Estimated grant date fair values of each option outstanding (in dollars per share)	0.64
Share options | Non-employee | Maximum
Share-based compensation
Estimated grant date fair values of each option outstanding (in dollars per share)	4.41

RESEARCH AND DEVELOPMENT EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RESEARCH AND DEVELOPMENT EXPENSES
Research and development	$ 15,556	$ 20,133	$ 19,336
Less: research and development grants	(6,675)	(1,128)	(1,629)
Research and development, net	$ 8,881	$ 19,005	$ 17,707

TAXATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes
Current income tax (expense)/benefit	$ (339)	$ 388	$ (908)
Deferred income tax benefit	129	473	158
Income tax (expense)/benefit	(210)	861	(750)
Components of (loss)/income before income taxes
Loss before income taxes and share of loss of an unconsolidated affiliate	(3,850)	(24,261)	(4,277)
China
Components of (loss)/income before income taxes
Loss before income taxes and share of loss of an unconsolidated affiliate	(936)	(24,005)	5,356
Non-China
Components of (loss)/income before income taxes
Loss before income taxes and share of loss of an unconsolidated affiliate	(2,914)	(256)	(9,633)
U.S.
Components of (loss)/income before income taxes
Loss before income taxes and share of loss of an unconsolidated affiliate	30	45	33
Hong Kong
Components of (loss)/income before income taxes
Loss before income taxes and share of loss of an unconsolidated affiliate	(513)	2,259	(4,458)
Cayman
Components of (loss)/income before income taxes
Loss before income taxes and share of loss of an unconsolidated affiliate	$ (2,431)	$ (2,560)	$ (5,208)

TAXATION (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended	36 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Vimicro China	Dec. 31, 2012 Vimicro Hong Kong	Dec. 31, 2012 PRC	Dec. 31, 2013 PRC Vimicro China	Dec. 31, 2012 PRC Vimicro Hong Kong	Dec. 31, 2012 U.S. Viewtel	Dec. 31, 2011 U.S. Viewtel	Dec. 31, 2010 U.S. Viewtel	Dec. 31, 2012 U.S. Viewtel Minimum	Dec. 31, 2012 U.S. Viewtel Maximum	Jan. 28, 2012 Hong Kong	Dec. 31, 2012 Hong Kong
TAXATION
Unrecognized tax benefits, interest or penalties recognized	$ 0	$ 0	$ 0
Taxation
Income tax (expense)/benefit	(210)	861	(750)						5	(11)	1
Taxable income eligible for partial benefit									335
Graduated rate (as a percent)												15.00%	25.00%
Taxable income eligible for benefit									75
Withholding income tax rate on dividends from foreign investment enterprise to foreign non-resident enterprise investors (as a percent)						10.00%
Withholding tax imposed on payments of dividends															0
PRC income tax rate (as a percent)	25.00%	25.00%	25.00%			25.00%		25.00%							16.50%
Preferential tax rate (as a percent)							15.00%
Ownership interest percentage				100.00%	100.00%
Overpaid withholding tax refund received														988
Reconciliation between the PRC's statutory income tax rate and the actual effective tax rate
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%			25.00%		25.00%							16.50%
Effect of foreign tax rates differential (as a percent)	(16.00%)	(3.00%)	(30.00%)
Deferred tax rate differential (as a percent)	4.00%	6.00%	14.00%
Non-deductible expenses (as a percent)	(30.00%)	(1.00%)	(22.00%)
Change in valuation allowance (as a percent)	14.00%	(29.00%)	(5.00%)
Income tax in respect of prior years (as a percent)		6.00%
Other (as a percent)	(2.00%)
Effective income tax rate (as a percent)	(5.00%)	4.00%	(18.00%)
Deferred tax assets
Provision for doubtful accounts and slow-moving inventories	980	808
Accrued expenses, payroll and others	482	533
Difference in tax basis from ViSS acquisition	881	1,088
Difference in R&D expenses capitalization	3,133	3,125
Loss arising from disposal of assets due to operation discontinued		223
Non-operating loss carry-forwards	6,380	8,677
Others	1,906	1,884
Total deferred tax assets	13,762	16,338
Valuation allowance	(13,175)	(15,870)
Deferred tax assets, net of valuation allowance	587	468
Deferred tax liabilities
Differences in tax basis for property equipment and software, non-current	23	33
Total deferred tax liabilities	23	33
Classification on the consolidated balance sheets
Deferred tax assets current	418	356
Deferred tax assets, non-current	169	112
Deferred tax liabilities - non-current	$ 23	$ 33

TAXATION (Details 3) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC
PRC Value Added Tax (VAT)
Output VAT rate (as a percent)		17.00%
Input VAT rate (as a percent)		17.00%
VAT rate (as a percent)	6.00%
VAT withhold rate (as a percent)	6.00%
PRC Business Tax (BT)
Service income BT rate (as a percent)		5.00%
Losses carried forward			$ 25,520
Expiration of tax losses carried forward
2013			153
2014			2,229
2015			955
2016			13,702
2017			8,481
Increase (decrease) in valuation allowance			(2,695)	8,677
Decrease in valuation allowance, related to the disposal of Visiondigi and Vimicro Shanghai		$ 2,140	$ 2,140

LONG-TERM BANK LOAN (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2013 Credit facility Vimicro Tianjin USD ($)	Mar. 31, 2013 Credit facility Vimicro Tianjin CNY	Dec. 31, 2012 Credit facility Vimicro Tianjin USD ($)	Dec. 31, 2012 Credit facility Vimicro Tianjin CNY	Dec. 31, 2012 Loan from China Construction Bank, Tianjin branch USD ($)
Long-term bank loan
Total long-term bank loan	$ 4,773							$ 4,773
Interest rate (as a percent)								7.25%
Contractual maturities of loans
2015	1,432
2016	1,671
Thereafter	1,670
Total long-term bank loan	4,773							4,773
Net book value of construction and the underlying land use rights								19,316
Maximum credit facility						29,600	186,000
Annualized variable interest rate as percentage of benchmark lending rate of the People's Bank of China						105.00%	105.00%	105.00%
Interest expenses								256
Capitalized interest expenses as construction in progress	55							55
Amount drawn down under the facility				$ 12,728	80,000	$ 4,773	30,000
Percentage of repayment of principal amount in 2015 under the facility						30.00%	30.00%
Percentage of repayment of principal amount in 2016 under the facility						35.00%	35.00%

OTHER LONG-TERM LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($) item	May 31, 2012 Vimicro Fuzhou Strategic Cooperative Framework Agreement or the Frame Agreement USD ($)	May 31, 2012 Vimicro Fuzhou Strategic Cooperative Framework Agreement or the Frame Agreement CNY	Dec. 31, 2012 Interest free government loan USD ($)	Dec. 31, 2012 Interest free government loan Vimicro Fuzhou Strategic Cooperative Framework Agreement or the Frame Agreement USD ($)	Dec. 31, 2012 Interest free government loan Vimicro Fuzhou Strategic Cooperative Framework Agreement or the Frame Agreement CNY	May 31, 2012 Interest free government loan Vimicro Fuzhou Strategic Cooperative Framework Agreement or the Frame Agreement USD ($)	May 31, 2012 Interest free government loan Vimicro Fuzhou Strategic Cooperative Framework Agreement or the Frame Agreement CNY	Feb. 29, 2012 Interest free government loan Vimicro Fuzhou Strategic Cooperative Framework Agreement or the Frame Agreement Maximum
Other long-term debt
Other long-term debt				$ 4,772
Total other long-term liabilities	4,772
Number of Installments	2
Period from setup of entity that loan is to be granted by Fuzhou Municipal Government							3 months	3 months
Interest free government loan to be provided							9,546	60,000
Government subsidy granted		4,772	30,000
Period to repay Government grants									5 years
Government grant received					2,386	15,000
Government loan received					$ 4,772	30,000

RELATED PARTY TRANSACTION (Details)	12 Months Ended				1 Months Ended						1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended								1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Vimicro China	Feb. 28, 2010 Vimicro China Land use rights USD ($) sqm	Feb. 28, 2010 Vimicro China Land use rights CNY sqm	Nov. 30, 2012 Vimicro Shanghai USD ($)	Nov. 30, 2007 Vimicro Shanghai Land use rights USD ($) sqm	Nov. 30, 2007 Vimicro Shanghai Land use rights CNY sqm	Nov. 30, 2012 Vimicro Shanghai Land use rights USD ($)	Dec. 31, 2010 Vimicro Wuxi USD ($)	Dec. 31, 2012 Vimicro Wuxi Vimicro China USD ($)	Dec. 31, 2012 Vimicro Wuxi Vimicro China CNY	Dec. 31, 2011 Vimicro Wuxi Vimicro China	Dec. 31, 2010 Vimicro Wuxi USD ($)	Dec. 31, 2012 Vimicro Wuxi USD ($)	Dec. 31, 2011 Vimicro Wuxi USD ($)	Dec. 31, 2012 Vimicro Qingdao USD ($)	Dec. 31, 2011 Vimicro Qingdao USD ($)	Dec. 31, 2012 VMF Consulting Company USD ($)	Dec. 31, 2012 VMF Consulting Company Vimicro China USD ($)	Dec. 31, 2011 Ningbo Sunny USD ($)	Dec. 31, 2010 Ningbo Sunny USD ($)	Dec. 31, 2012 Tianjin SAMC USD ($)	Dec. 31, 2011 Tianjin SAMC USD ($)	Dec. 31, 2012 Zhongtianxin USD ($)	Dec. 31, 2011 Zhongtianxin USD ($)	Dec. 31, 2012 Visiondigi USD ($)	Nov. 30, 2012 Vimicro Xingguang Corporation USD ($)	Nov. 30, 2012 Vimicro Xingguang Corporation Vimicro Shanghai USD ($)
RELATED PARTY TRANSACTION
Ownership interest percentage				100.00%																						51.00%
Beneficially held equity interest												0.10%	0.10%	5.00%				18.03%	19.44%									12.03%
Consideration from disposal of equity interest											$ 1,738,000	$ 427,000	2,700,000								$ 427,000
Cash consideration of transfer of equity interest	10,410,000																												10,410,000	10,410,000
Book value of the total asset							10,744,000
Carrying amount of the total asset Land use right										6,522,000
Other receivable and cash							4,272,000
Gain on disposal	1,472,000						1,133,000
Consideration for land use rights under the transfer agreement					5,900,000	39,100,000		6,400,000	42,200,000
Unit of area of land (in square meters)					5,047	5,047		21,123	21,123
Related party transactions
Sales	856,000	4,265,000	3,093,000												2,764,000			333,000	4,193,000			72,000	329,000	523,000
Purchase of inventories																						64,000	391,000
Loan from a related party															11,325,000
Repayment of loan															6,795,000
Related party balances
Amounts due from related parties:	4,225,000	4,831,000														2,000	477,000	3,200,000	4,257,000	430,000				422,000	97,000	107,000		64,000
Amounts due to related parties	$ 2,184,000	$ 963,000														$ 513,000	$ 676,000									$ 1,671,000	$ 287,000

SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SEGMENT REPORTING
Revenue	$ 71,187	$ 58,972	$ 74,144
Cost of revenue	(45,146)	(38,459)	(49,097)
Gross profit	26,041	20,513	25,047
Unallocated operating expenses	(31,747)	(49,134)	(31,843)
Loss before income taxes and equity in loss of an equity investee	(3,850)	(24,261)	(4,277)
PC multimedia processor business
SEGMENT REPORTING
Revenue	53,435	47,857	69,146
Cost of revenue	(30,603)	(30,714)	(45,449)
Gross profit	22,832	17,143	23,697
Surveillance and security business
SEGMENT REPORTING
Revenue	17,760	12,083	5,524
Cost of revenue	(14,551)	(8,713)	(4,201)
Gross profit	3,209	3,370	1,323
Intersegment elimination
SEGMENT REPORTING
Revenue	(8)	(968)	(526)
Cost of revenue	8	968	553
Gross profit			27
Unallocated amount
SEGMENT REPORTING
Unallocated operating expenses	(31,747)	(49,134)	(31,843)
Unallocated non-operating income, net	$ 1,856	$ 4,360	$ 2,519

SEGMENT REPORTING (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SEGMENT REPORTING
Revenue	$ 71,187	$ 58,972	$ 74,144
Long-lived assets	40,822	38,566
Mainland China
SEGMENT REPORTING
Revenue	18,186	12,010	6,622
Long-lived assets	40,349	37,608
Hong Kong
SEGMENT REPORTING
Revenue	53,001	46,962	67,522
Long-lived assets	318	760
USA
SEGMENT REPORTING
Long-lived assets	$ 155	$ 198

SEGMENT REPORTING (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SEGMENT REPORTING
Revenue	$ 71,187	$ 58,972	$ 74,144
PC multimedia processor business
SEGMENT REPORTING
Revenue	53,435	47,857	69,146
PC multimedia processor business | PC camera multimedia products
SEGMENT REPORTING
Revenue	48,778	41,535	52,999
PC multimedia processor business | Image sensors
SEGMENT REPORTING
Revenue	4,233	5,439	14,666
PC multimedia processor business | Other products
SEGMENT REPORTING
Revenue	424	883	1,481
Surveillance and security business
SEGMENT REPORTING
Revenue	17,760	12,083	5,524
Intersegment elimination
SEGMENT REPORTING
Revenue	$ (8)	$ (968)	$ (526)

ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement of accumulated other comprehensive income
Balance at the beginning of the period	$ 12,850
Reclassification of foreign currency translation adjustment into earnings due to disposal of VMF Shanghai, net of tax	(1,468)
Reclassification of unrealized gain on marketable equity securities into earnings		(1,517)	(367)
Balance at the end of the period	11,394	12,850
Unrealized gain on marketable equity securities
Movement of accumulated other comprehensive income
Balance at the beginning of the period		1,368	455
Unrealized gain on marketable equity securities		149	1,280
Reclassification of unrealized gain on marketable equity securities into earnings		(1,517)	(367)
Balance at the end of the period			1,368
Foreign currency translation
Movement of accumulated other comprehensive income
Balance at the beginning of the period	12,850	11,015	9,512
Foreign currency translation adjustment	12	1,835	1,503
Reclassification of foreign currency translation adjustment into earnings due to disposal of VMF Shanghai, net of tax	(1,468)
Balance at the end of the period	11,394	12,850	11,015
Accumulated Other Comprehensive Income
Movement of accumulated other comprehensive income
Balance at the beginning of the period	12,850	12,383	9,967
Foreign currency translation adjustment	12	1,835	1,503
Unrealized gain on marketable equity securities		149	1,280
Reclassification of foreign currency translation adjustment into earnings due to disposal of VMF Shanghai, net of tax	(1,468)
Reclassification of unrealized gain on marketable equity securities into earnings		(1,517)	(367)
Balance at the end of the period	$ 11,394	$ 12,850	$ 12,383

NONCONTROLLING INTERESTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in noncontrolling interest
Balance at the beginning of the period	$ 22,934
Capital injection		718	2,898
Net loss	(6,637)	(11,918)	(6,463)
Disposal of subsidiary	933
Balance at the end of the period	17,156	22,934
Non-Controlling Interest
Changes in noncontrolling interest
Balance at the beginning of the period	22,934	32,703	35,838
Capital injection		675	2,296
Net loss	(6,637)	(11,918)	(6,463)
Foreign currency translation adjustment	(74)	1,474	1,032
Disposal of subsidiary	933
Balance at the end of the period	$ 17,156	$ 22,934	$ 32,703

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum lease payments for non-cancelable operating leases
2013	$ 2,119,000
2014	501,000
2015	237,000
Total	2,857,000
Rental expense	2,224,000	2,612,000	1,669,000
Operating lease commitment beyond 2015	0
Product purchase commitments
Commitments and contingencies
Commitments to purchase goods or services	4,953,000
Capital commitments
Commitments and contingencies
Commitments to purchase goods or services	$ 389,000

COMMITMENTS AND CONTINGENCIES (Details 2) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2012 Vimicro Tianjin Construction in progress USD ($)	Dec. 31, 2011 Vimicro Tianjin Construction in progress USD ($)	May 31, 2009 Vimicro Tianjin Land use rights USD ($) sqm	May 31, 2009 Vimicro Tianjin Land use rights CNY sqm	Jun. 30, 2007 Vimicro Shenzhen Land use rights USD ($) sqm	Jun. 30, 2007 Vimicro Shenzhen Land use rights CNY sqm	Feb. 28, 2010 Vimicro China Land use rights USD ($) sqm	Feb. 28, 2010 Vimicro China Land use rights CNY sqm	Dec. 31, 2006 Vimicro China Land use rights
Commitments and contingencies
Transfer of construction area of the developed property to Xinhua Agricultural (as a percent)									35.00%
Consideration for land use rights under the transfer agreement			$ 2,100	13,800	$ 1,000	6,700	$ 5,900	39,100
Unit of area of land (in square meters)			34,418	34,418	3,947	3,947	5,047	5,047
Estimated aggregate capital expenditure	43,000
Direct costs related to construction capitalized as construction in progress	$ 17,209	$ 9,360

SUBSEQUENT EVENTS (Details) (Subsequent event, Parent company of Vimicro Shenzhen, USD $)	1 Months Ended
Apr. 30, 2013
SUBSEQUENT EVENTS
Percentage of equity interest disposed	100.00%
Land use rights	$ 980,000
Cash	6,700,000
Due from parent	2,173,000
Vimicro Tianshi
SUBSEQUENT EVENTS
Consideration from disposal of equity interest	$ 10,000,000

CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
Statutory reserve	$ 2,782	$ 2,782
PRC subsidiaries
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
Minimum percentage of net profit to be allocated to statutory reserve fund	10.00%
Statutory reserve	2,782	2,782
Restricted cash denominated in RMB	2,593	3,520
The company
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
Statutory reserve	2,782	2,782
Cash and bank deposits in the PRC	38,482	38,355
Cash and bank deposits in the PRC denominated in RMB	31,027	31,048
Restricted net assets	$ 70,457	$ 64,512

CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 55,532	$ 49,227	$ 69,491	$ 84,510
Prepayments and other current assets, net	4,809	4,057
Total current assets	103,503	98,620
Investment in subsidiaries	2	1,520
Total assets	144,494	137,297
Current liabilities:
Accrued expenses and other current liabilities	14,750	8,333
Shareholders' equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 148,545,296 issued and 139,953,296 shares outstanding as of December 31, 2011 and 149,015,040 shares issued and 116,599,856 shares outstanding as of December 31, 2012	15	15
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	149,015,040	148,545,296
Ordinary shares, shares outstanding	116,599,856	139,953,296
Additional paid-in capital	161,017	158,879
Treasury stock at cost, 8,592,000 shares as of December 31, 2011 and 32,415,184 shares as of December 31, 2012	(13,886)	(6,490)
Treasury stock (in shares)	32,415,184	8,592,000
Accumulated other comprehensive Loss	11,394	12,850
Accumulated deficit	(83,249)	(82,630)
Statutory reserve	2,782	2,782
Total equity	95,229	108,340	146,032	161,824
Total liabilities and equity	144,494	137,297
The company
Current assets:
Cash and cash equivalents	4,882	2,057	3,183	16,306
Amounts due from subsidiaries	62,904	64,303
Prepayments and other current assets, net	213	375
Total current assets	67,999	66,735
Investment in subsidiaries	10,880	19,774
Total assets	78,879	86,509
Current liabilities:
Accrued expenses and other current liabilities	806	1,103
Shareholders' equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 148,545,296 issued and 139,953,296 shares outstanding as of December 31, 2011 and 149,015,040 shares issued and 116,599,856 shares outstanding as of December 31, 2012	15	15
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	149,015,040	148,545,296
Ordinary shares, shares outstanding	116,599,856	139,953,296
Additional paid-in capital	161,017	158,879
Treasury stock at cost, 8,592,000 shares as of December 31, 2011 and 32,415,184 shares as of December 31, 2012	(13,886)	(6,490)
Treasury stock (in shares)	32,415,184	8,592,000
Accumulated other comprehensive Loss	11,394	12,850
Accumulated deficit	(83,249)	(82,630)
Statutory reserve	2,782	2,782
Total equity	78,073	85,406
Total liabilities and equity	$ 78,879	$ 86,509

CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating expenses:
General and administrative	$ (12,244)	$ (11,480)	$ (8,767)
Loss from operations	(5,706)	(28,621)	(6,796)
Other income:
Interest income	234	673	1,068
Gain on disposal of marketable equity securities		1,517	367
Gain on disposal of equity interest	1,472
Others, net	169	492	450
Loss before income taxes and equity in loss of an equity investee	(3,850)	(24,261)	(4,277)
Income tax expense	(210)	861	(750)
Share of net loss of subsidiaries, net of taxes	6,637	11,918	6,463
Net loss	(7,256)	(40,118)	(25,107)
Other comprehensive income / (loss):
Reclassification of foreign currency translation adjustment into earnings due to disposal of VMF Shanghai, net of tax	(1,468)
Reclassification of unrealized gain on marketable equity securities into earnings		(1,517)	(367)
Total other comprehensive income/(loss)	(1,530)	1,941	3,448
Comprehensive loss	(8,786)	(38,177)	(21,659)
The company
Operating expenses:
General and administrative	(1,638)	(1,815)	(1,752)
Loss from operations	(1,638)	(1,815)	(1,752)
Other income:
Interest income	1		12
Interest expense	(12)
Gain on disposal of marketable equity securities		1,517	367
Gain on disposal of equity interest	1,133
Others, net	159	159	228
Loss before income taxes and equity in loss of an equity investee	(357)	(139)	(1,145)
Income tax expense	(41)
Loss before share of net loss of subsidiaries	(398)	(139)	(1,145)
Share of net loss of subsidiaries, net of taxes	(221)	(28,061)	(17,499)
Net loss	(619)	(28,200)	(18,644)
Loss attributable to ordinary shareholders	(619)	(28,200)	(18,644)
Other comprehensive income / (loss):
Foreign currency translation adjustment	12	1,835	1,503
Reclassification of foreign currency translation adjustment into earnings due to disposal of VMF Shanghai, net of tax	(1,468)
Unrealized gain on marketable equity securities		149	1,280
Reclassification of unrealized gain on marketable equity securities into earnings		(1,517)	(367)
Total other comprehensive income/(loss)	(1,456)	467	2,416
Comprehensive loss	$ (2,075)	$ (27,733)	$ (16,228)

CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (7,256)	$ (40,118)	$ (25,107)
Adjustments to reconcile net loss to net cash used in operating activities:
Share of net loss of subsidiaries			(6,463)
Gain on sale of marketable equity securities		(1,517)	(367)
Gain on disposal of equity interest	(1,472)
Changes in assets and liabilities:
Prepayments and other current assets	(2,014)	(10)	(64)
Accrued expenses and other current liabilities	3,191	720	1,713
Net cash (used in)/provided by operating activities	7,101	(26,772)	(31,052)
Cash flows from investing activities:
Proceeds from disposal of marketable equity securities		1,585	387
Proceeds from disposal of equity interest of VMF Shanghai	10,410
Net cash provided by/(used in) investing activities	(2,371)	7,042	12,082
Cash flows from financing activities:
Repurchase of shares	(7,396)	(2,654)	(1,172)
Proceeds from exercise of share options	64		78
Net cash provided by/(used in) by financing activities	1,666	(1,936)	1,804
Net (decrease)/increase in cash and cash equivalents	6,305	(20,264)	(15,019)
Cash and cash equivalents at beginning of year	49,227	69,491	84,510
Cash and cash equivalents at end of year	55,532	49,227	69,491
The company
Cash flows from operating activities:
Net loss	(619)	(28,200)	(18,644)
Adjustments to reconcile net loss to net cash used in operating activities:
Share of net loss of subsidiaries	221	28,061	17,499
Gain on sale of marketable equity securities		(1,517)	(367)
Gain on disposal of equity interest	(1,133)
Changes in assets and liabilities:
Amounts due from subsidiaries	1,413	1,841	(11,795)
Prepayments and other current assets	162	(130)
Accrued expenses and other current liabilities	(297)	(112)	891
Net cash (used in)/provided by operating activities	(253)	(57)	(12,416)
Cash flows from investing activities:
Proceeds from disposal of marketable equity securities		1,585	387
Proceeds from disposal of equity interest of VMF Shanghai	10,410
Net cash provided by/(used in) investing activities	10,410	1,585	387
Cash flows from financing activities:
Repurchase of shares	(7,396)	(2,654)	(1,172)
Proceeds from exercise of share options	64		78
Net cash provided by/(used in) by financing activities	(7,332)	(2,654)	(1,094)
Net (decrease)/increase in cash and cash equivalents	2,825	(1,126)	(13,123)
Cash and cash equivalents at beginning of year	2,057	3,183	16,306
Cash and cash equivalents at end of year	$ 4,882	$ 2,057	$ 3,183